UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-05430

SSgA FUNDS

(Exact name of registrant as specified in charter)

One Lincoln Street

P.O. Box 5049

Boston, Massachusetts 02111-2900

(Address of principal executive offices)(Zip code)

(Name and Address of Agent for Service)	Copy to:

Ryan M. Louvar, Vice President and Secretary SSgA Funds 4 Copley Place, 5th Floor Boston, Massachusetts 02116	Phillip H. Newman, Esq. Goodwin Proctor LLP Exchange Place Boston, Massachusetts 02109

Registrant’s telephone number, including area code: (617) 664-2426

Date of fiscal year end: August 31

Date of reporting period: November 30, 2012

Item 1.	Schedule of Investments.

EQUITY FUNDS

Dynamic Small Cap Fund

Clarion Real Estate Fund (formerly Tuckerman Active REIT Fund)

IAM SHARES Fund

Enhanced Small Cap Fund

Quarterly Report

November 30, 2012

SSgA Funds

Equity Funds

Quarterly Report

November 30, 2012 (Unaudited)

“SSgA” is a registered trademark of State Street Corporation and is licensed for use by the SSgA Funds.

This report is prepared from the books and records of the Funds and it is submitted for the general information of shareholders. This information is for distribution to prospective investors only when preceded or accompanied by a SSgA Funds Prospectus containing more complete information concerning the investment objectives and operations of the Funds, charges and expenses. The Prospectus should be read carefully before an investment is made.

This page has been intentionally left blank.

SSgA

Dynamic Small Cap Fund

Schedule of Investments — November 30, 2012 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Common Stocks - 98.1%
Consumer Discretionary - 19.1%
1-800-FLOWERS.COM, Inc. (Class A) (a)(b)	1,046	3
AFC Enterprises, Inc. (a)(b)	722	19
American Greetings Corp. (Class A) (b)	3,110	54
ANN, Inc. (a)(b)	1,779	60
Arctic Cat, Inc. (a)(b)	1,015	38
Asbury Automotive Group, Inc. (a)(b)	1,104	33
Belo Corp. (Class A) (b)	2,927	21
Bluegreen Corp. (a)(b)	2,630	25
Bob Evans Farms, Inc. (b)	955	36
Brown Shoe Co., Inc. (b)	2,679	51
Carriage Services, Inc. (b)	461	5
CEC Entertainment, Inc.	826	26
Churchill Downs, Inc.	197	12
Coinstar, Inc. (a)(b)	944	44
Conn’s, Inc. (a)(b)	263	7
Cooper Tire & Rubber Co. (b)	2,175	54
Core-Mark Holding Co., Inc.	368	17
Cracker Barrel Old Country Store, Inc. (b)	798	49
Culp, Inc.	332	5
Dana Holding Corp.	3,658	52
Denny’s Corp. (a)(b)	8,131	39
Dillard’s, Inc. (Class A) (b)	334	30
DineEquity, Inc. (a)(b)	885	56
Einstein Noah Restaurant Group, Inc. (b)	153	2
Express, Inc. (a)(b)	1,542	23
Fred’s, Inc. (Class A) (b)	1,631	22
G-III Apparel Group, Ltd. (a)	564	21
Genesco, Inc. (a)(b)	404	22
Grand Canyon Education, Inc. (a)(b)	1,019	24
Haverty Furniture Cos., Inc. (b)	372	6
Helen of Troy, Ltd. (a)(b)	902	28
HSN, Inc. (b)	873	46
Interval Leisure Group, Inc. (b)	1,022	19
Isle of Capri Casinos, Inc. (a)	2,599	13
Jack in the Box, Inc. (a)(b)	833	23
Journal Communications, Inc. (Class A) (a)(b)	3,158	18
La-Z-Boy, Inc. (a)(b)	2,496	37
Leapfrog Enterprises, Inc. (a)(b)	2,834	26
LIN TV Corp. (Class A) (a)	1,584	10
Lithia Motors, Inc. (Class A) (b)	647	23
Luby’s, Inc. (a)(b)	189	1
Meredith Corp. (b)	676	21

Multimedia Games Holding Co., Inc. (a)(b)	799	12
NACCO Industries, Inc. (Class A) (b)	459	24
National CineMedia, Inc.	2,437	35
OfficeMax, Inc. (b)	2,669	27
Oxford Industries, Inc.	670	37
Papa John’s International, Inc. (a)(b)	945	50
Penske Automotive Group, Inc. (b)	1,941	57
Pier 1 Imports, Inc. (b)	3,163	61
Red Robin Gourmet Burgers, Inc. (a)	62	2
Rent-A-Center, Inc. (b)	1,084	38
RG Barry Corp.	189	3
rue21, Inc. (a)(b)	534	15
Ruth’s Hospitality Group, Inc. (a)(b)	3,500	26
Saga Communications, Inc. (Class A) (b)	65	3
Scholastic Corp. (b)	1,349	38
Shiloh Industries, Inc.	333	4
Shoe Carnival, Inc. (b)	255	6
Sinclair Broadcast Group, Inc. (Class A) (b)	2,520	28
Smith & Wesson Holding Corp. (a)(b)	1,789	19
Sonic Automotive, Inc. (Class A)	1,936	38
Sonic Corp. (a)(b)	648	7
Stage Stores, Inc.	1,899	49
Standard Motor Products, Inc. (b)	533	10
Stewart Enterprises, Inc. (Class A) (b)	2,816	21
Superior Industries International, Inc. (b)	115	2
Texas Roadhouse, Inc. (b)	2,385	40
The Cato Corp. (Class A) (b)	210	6
The Cheesecake Factory, Inc. (b)	1,685	58
The Children’s Place Retail Stores, Inc. (a)(b)	415	20
The Jones Group, Inc. (b)	3,908	46
The New York Times Co. (Class A) (a)(b)	5,906	48
Town Sports International Holdings, Inc.	1,397	14
Unifi, Inc.	1,507	21
Valassis Communications, Inc. (a)(b)	1,729	45

		2,031

Dynamic Small Cap Fund	3

SSgA

Dynamic Small Cap Fund

Schedule of Investments, continued — November 30, 2012 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Consumer Staples - 5.2%
Alico, Inc. (b)	295	10
Arden Group, Inc. (Class A) (b)	42	4
Cal-Maine Foods, Inc. (b)	1,268	58
Casey’s General Stores, Inc. (b)	917	45
Central Garden & Pet Co. (Class A) (a)	1,354	16
Coca-Cola Hellenic Bottling Co. SA (b)	381	26
Darling International, Inc. (a)	3,634	61
Fresh Del Monte Produce, Inc. (b)	948	25
Harbinger Group, Inc. (a)(b)	702	6
Harris Teeter Supermarkets, Inc.	702	27
Ingles Markets, Inc. (Class A) (b)	308	5
Medifast, Inc. (a)(b)	236	7
Oil-Dri Corp. of America	180	4
Orchids Paper Products Co. (b)	205	4
Prestige Brands Holdings, Inc. (a)	1,227	27
Schiff Nutrition International, Inc. (a)	631	27
Seneca Foods Corp. (Class A) (a)(b)	184	6
Spartan Stores, Inc. (b)	500	8
Spectrum Brands Holdings, Inc.	976	47
Susser Holdings Corp. (a)(b)	505	18
The Pantry, Inc. (a)(b)	1,271	16
Universal Corp.	534	27
USANA Health Sciences, Inc. (a)(b)	528	22
Village Super Market, Inc. (Class A) (b)	330	12
Weis Markets, Inc. (b)	1,123	44

		552

Energy - 4.9%
Alon USA Energy, Inc. (b)	1,238	18
C&J Energy Services, Inc. (a)(b)	2,594	52
CVR Energy, Inc. (a)	782	36
Delek US Holdings, Inc. (b)	2,145	56
Energy XXI Bermuda, Ltd. (b)	2,175	69
EPL Oil & Gas, Inc. (a)	2,406	50
Hallador Energy Co. (b)	600	5
Helix Energy Solutions Group, Inc. (a)	3,444	60
Natural Gas Services Group, Inc. (a)(b)	307	5
RigNet, Inc. (a)	290	6
Stone Energy Corp. (a)(b)	537	11
Targa Resources Corp.	874	44
VAALCO Energy, Inc. (a)(b)	2,723	23
W&T Offshore, Inc. (b)	1,220	20

Western Refining, Inc. (b)	2,438	71

		526

Financials - 22.3%
Access National Corp. (b)	311	4
Agree Realty Corp. (b)(c)	222	6
Alexander’s, Inc. (b)(c)	48	21
Alliance Financial Corp.	123	5
Allied World Assurance Company Holdings, Ltd. (b)	286	23
American Assets Trust, Inc. (c)	347	9
American National Bankshares, Inc. (b)	221	4
Ameris Bancorp (a)	2,063	24
Apollo Commercial Real Estate Finance, Inc. (b)(c)	583	10
Apollo Residential Mortgage, Inc.	583	13
Arrow Financial Corp. (b)	223	6
Bancfirst Corp. (b)	780	33
Bank Mutual Corp.	1,911	8
Banner Corp. (b)	1,753	53
BBCN Bancorp, Inc.	191	2
Capital Southwest Corp.	54	6
CapLease, Inc. (b)(c)	3,669	17
Cardinal Financial Corp.	457	7
Cash America International, Inc. (b)	573	21
Cedar Shopping Centers, Inc. (b)(c)	1,100	6
Center Bancorp, Inc.	389	4
Central Pacific Financial Corp. (a)	407	6
Chemical Financial Corp. (b)	269	6
Citizens & Northern Corp. (b)	1,246	22
City Holding Co. (b)	303	10
City National Corp. (b)	412	20
CNO Financial Group, Inc. (b)	7,188	65
CoBiz Financial, Inc. (b)	748	5
Colony Financial, Inc. (c)	2,171	43
Community Trust Bancorp, Inc. (b)	212	7
Coresite Realty Corp. (b)(c)	641	16
Credit Acceptance Corp. (a)	509	47
CreXus Investment Corp. (c)	1,753	22
Diamond Hill Investment Group, Inc. (b)	66	5
Dime Community Bancshares (b)	1,411	20
Duff & Phelps Corp. (Class A)	2,575	31
Eagle Bancorp, Inc. (a)	314	6
Eastern Insurance Holdings, Inc.	244	4
EMC Insurance Group, Inc.	186	4
Enstar Group, Ltd. (a)	234	24
Enterprise Financial Services Corp.	397	5
EverBank Financial Corp.	397	6

4	Dynamic Small Cap Fund

SSgA

Dynamic Small Cap Fund

Schedule of Investments, continued — November 30, 2012 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Extra Space Storage, Inc. (b)(c)	72	3
FBL Financial Group, Inc. (Class A) (b)	1,472	49
Financial Institutions, Inc. (b)	1,622	30
First American Financial Corp. (b)	3,166	75
First California Financial Group, Inc. (a)	651	5
First Community Bancshares, Inc. (b)	356	5
First Defiance Financial Corp. (b)	274	5
First Financial Corp. (b)	209	6
First Financial Holdings, Inc.	367	5
First Interstate Bancsystem, Inc.	347	5
First Merchants Corp. (b)	3,080	42
Fortegra Financial Corp. (a)(b)	432	4
Gain Capital Holdings, Inc. (b)	721	3
German American Bancorp, Inc. (b)	1,165	25
Great Southern Bancorp, Inc. (b)	193	5
Greenlight Capital Re, Ltd. (Class A) (a)(b)	896	21
Hanmi Financial Corp. (a)(b)	2,798	35
HCC Insurance Holdings, Inc. (b)	676	25
Heartland Financial USA, Inc.	250	7
Heritage Financial Corp/WA (b)	81	1
Heritage Financial Group, Inc.	312	4
Homeowners Choice, Inc.	222	5
HomeStreet, Inc. (a)	238	6
Horace Mann Educators Corp.	2,882	55
Horizon Bancorp/IN	229	4
Independence Holding Co. (b)	935	8
Kansas City Life Insurance Co.	124	5
Lexington Realty Trust (b)(c)	2,318	22
LTC Properties, Inc. (c)	694	23
Maiden Holdings, Ltd. (b)	794	7
MainSource Financial Group, Inc. (b)	423	5
Marlin Business Services Corp.	78	1
Medley Capital Corp. (b)	422	6
Metro Bancorp, Inc. (a)	192	2
MicroFinancial, Inc.	417	3
Monmouth Real Estate Investment Corp. (Class A) (b)(c)	1,129	12
Montpelier Re Holdings, Ltd.	1,155	25
National Financial Partners Corp. (a)(b)	3,295	55
National Health Investors, Inc. (b)(c)	456	25
National Interstate Corp.	174	5
National Western Life Insurance Co. (Class A) (b)	131	20
Netspend Holdings, Inc. (a)	1,070	12
New Mountain Finance Corp.	360	5
Nicholas Financial, Inc. (b)	1,217	16
Northfield Bancorp, Inc.	333	5

NorthStar Realty Finance Corp. (b)(c)	3,714	25
Ocwen Financial Corp. (a)	1,320	47
OMEGA Healthcare Investors, Inc. (b)(c)	1,471	34
One Liberty Properties, Inc. (c)	272	5
Pennymac Mortgage Investment Trust (c)	1,167	29
Peoples Bancorp, Inc. (b)	798	16
PHH Corp. (a)	1,260	28
Pinnacle Financial Partners, Inc. (a)	413	8
Platinum Underwriters Holdings, Ltd.	645	29
Potlatch Corp. (b)(c)	685	27
Preferred Bank/Los Angeles CA (a)(b)	331	4
Primerica, Inc.	2,039	58
PrivateBancorp, Inc.	1,411	23
Provident Financial Holdings, Inc.	312	5
PS Business Parks, Inc. (c)	349	23
Renasant Corp. (b)	850	16
Republic Bancorp, Inc. (Class A) (b)	1,590	33
Rockville Financial, Inc. (b)	502	7
Sabra Healthcare REIT, Inc. (c)	1,865	40
Saul Centers, Inc. (c)	305	13
SCBT Financial Corp. (b)	163	6
Select Income REIT (c)	208	5
Solar Capital, Ltd. (b)	1,027	24
Sovran Self Storage, Inc. (b)(c)	468	29
Starwood Property Trust, Inc. (c)	1,579	36
StellarOne Corp. (b)	1,998	26
Stewart Information Services Corp. (b)	1,160	32
Susquehanna Bancshares, Inc. (b)	2,804	29
Symetra Financial Corp.	4,379	54
Taylor Capital Group, Inc. (a)	323	6
Territorial Bancorp, Inc. (b)	240	5
The First of Long Island Corp. (b)	178	5
Tompkins Financial Corp.	180	7
UMH Properties, Inc. (b)(c)	204	2
Umpqua Holdings Corp. (b)	1,972	23
Union First Market Bankshares Corp. (b)	2,263	35
United Fire Group, Inc.	670	14
Universal Health Realty Income Trust (b)(c)	915	45
Universal Insurance Holdings, Inc. (b)	4,082	19
Urstadt Biddle Properties, Inc. (Class A) (c)	318	6
Virginia Commerce Bancorp, Inc. (a)	3,464	30
Virtus Investment Partners, Inc. (a)	248	29
Washington Banking Co.	2,148	29
Washington Trust Bancorp, Inc. (b)	254	6
WesBanco, Inc. (b)	797	17
Wilshire Bancorp, Inc. (a)(b)	1,030	6

Dynamic Small Cap Fund	5

SSgA

Dynamic Small Cap Fund

Schedule of Investments, continued — November 30, 2012 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Wintrust Financial Corp. (b)	386	14
World Acceptance Corp. (a)(b)	343	25

		2,382

Health Care - 8.7%
Almost Family, Inc. (a)	720	14
AMN Healthcare Services, Inc. (a)	525	6
AmSurg Corp. (a)	1,876	53
Analogic Corp.	255	19
Bio-Reference Laboratories, Inc. (a)(b)	470	12
Cambrex Corp. (a)	1,499	16
Cantel Medical Corp. (b)	479	13
Chemed Corp. (b)	886	60
CONMED Corp. (b)	1,323	37
CryoLife, Inc. (b)	1,154	7
Cynosure, Inc. (Class A) (a)	127	3
Five Star Quality Care, Inc. (a)(b)	931	5
Gentiva Health Services, Inc. (a)	490	5
Hanger Orthopedic Group, Inc. (a)	380	10
HealthSouth Corp. (a)(b)	1,571	34
ICU Medical, Inc. (a)(b)	316	19
Integra LifeSciences Holdings Corp. (a)(b)	481	19
Kindred Healthcare, Inc. (a)(b)	1,966	21
Magellan Health Services, Inc. (a)	549	28
Maxygen, Inc. (b)	5,979	16
MedAssets, Inc. (a)	1,423	23
MWI Veterinary Supply, Inc. (a)(b)	130	14
National Healthcare Corp. (b)	427	19
National Research Corp. (b)	77	4
Orthofix International NV (a)	1,305	49
Owens & Minor, Inc. (b)	964	26
PAREXEL International Corp. (a)(b)	1,455	47
PDL BioPharma, Inc. (b)	6,150	49
PharMerica Corp. (a)	476	7
POZEN, Inc. (a)(b)	718	4
Select Medical Holdings Corp. (a)(b)	4,005	44
STERIS Corp.	845	29
SurModics, Inc. (a)	146	3
Team Health Holdings, Inc. (a)	1,939	54
The Ensign Group, Inc. (b)	698	18
Triple-S Management Corp. (Class B) (a)(b)	1,273	22
US Physical Therapy, Inc.	232	6
Utah Medical Products, Inc.	60	2
Vascular Solutions, Inc. (a)	363	5
WellCare Health Plans, Inc. (a)	944	46
West Pharmaceutical Services, Inc. (b)	964	52
Young Innovations, Inc.	130	5

		925

Industrials - 16.4%
A.O. Smith Corp. (b)	555	35
AAR Corp.	1,443	22
ABM Industries, Inc. (b)	1,584	30
Actuant Corp. (Class A) (b)	1,736	50
Aircastle, Ltd.	1,856	21
Alamo Group, Inc. (b)	265	9
Alaska Air Group, Inc. (a)(b)	1,923	82
AMERCO, Inc. (b)	506	61
Apogee Enterprises, Inc. (b)	905	21
Applied Industrial Technologies, Inc. (b)	672	27
Argan, Inc.	1,046	19
Avis Budget Group, Inc. (a)(b)	1,946	37
AZZ, Inc. (b)	562	21
Barrett Business Services, Inc. (b)	567	19
Beacon Roofing Supply, Inc. (a)(b)	1,475	45
Belden, Inc. (b)	724	27
CAI International, Inc. (a)	252	5
CDI Corp.	434	7
Ceco Environmental Corp. (b)	391	4
Celadon Group, Inc.	515	9
Columbus McKinnon Corp. (a)	141	2
Courier Corp. (b)	1,006	11
Deluxe Corp. (b)	2,129	61
DXP Enterprises, Inc. (a)	739	36
EMCOR Group, Inc.	2,162	71
Encore Capital Group, Inc. (a)(b)	801	21
EnerSys (a)(b)	1,710	60
Exponent, Inc. (a)(b)	154	8
Franklin Electric Co., Inc. (b)	549	33
GenCorp, Inc. (a)(b)	1,797	17
Generac Holdings, Inc. (b)	1,176	38
Granite Construction, Inc.	1,405	43
Hyster-Yale Materials Handling, Inc.	459	19
Innerworkings, Inc. (a)(b)	1,052	14
John Bean Technologies Corp.	1,021	17
Kadant, Inc. (a)	400	10
Kimball International, Inc. (Class B) (b)	1,560	19
L.B. Foster Co. (Class A) (b)	434	18
Lydall, Inc. (a)	369	5
Michael Baker Corp. (b)	449	9
Middleby Corp. (a)(b)	580	74
Nortek, Inc. (a)	366	24
Northwest Pipe Co. (a)	212	4
Oshkosh Corp. (a)	247	7
Park-Ohio Holdings Corp. (a)	1,795	38
Patrick Industries, Inc. (a)(b)	218	4

6	Dynamic Small Cap Fund

SSgA

Dynamic Small Cap Fund

Schedule of Investments, continued — November 30, 2012 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Portfolio Recovery Associates, Inc. (a)	312	31
Quad Graphics, Inc. (b)	537	9
Republic Airways Holdings, Inc. (a)(b)	3,022	18
Resources Connection, Inc.	1,296	15
Saia, Inc. (a)	785	17
Seaboard Corp. (a)(b)	10	24
SeaCube Container Leasing Ltd.	271	5
SkyWest, Inc. (b)	1,843	21
Standard Parking Corp. (a)(b)	56	1
Standex International Corp.	437	22
Steelcase, Inc. (Class A) (b)	1,867	22
Teledyne Technologies, Inc. (a)(b)	1,055	66
Tennant Co.	459	17
The Brink’s Co. (b)	1,060	29
The Corporate Executive Board Co. (b)	527	23
Thermon Group Holdings, Inc. (a)	381	9
TRC Cos., Inc. (a)(b)	529	3
TriMas Corp. (a)	2,121	55
UniFirst Corp. (b)	857	60
United Stationers, Inc. (b)	442	14
US Airways Group, Inc. (a)(b)	2,659	34
US Ecology, Inc.	299	7
Viad Corp.	333	7
VSE Corp. (b)	163	4
Watts Water Technologies, Inc. (Class A) (b)	570	23

		1,750

Information Technology - 10.1%
Acxiom Corp. (a)	3,455	61
Blucora, Inc. (a)(b)	1,041	15
CACI International, Inc. (Class A) (a)	958	49
Computer Task Group, Inc. (a)	278	5
Convergys Corp. (b)	1,808	28
CSG Systems International, Inc. (a)(b)	1,975	37
Demand Media, Inc. (a)(b)	1,155	10
Ebix, Inc. (b)	1,098	18
Electro Rent Corp. (b)	123	2
EPAM Systems, Inc. (a)(b)	216	4
ePlus, Inc. (a)(b)	300	12
Euronet Worldwide, Inc. (a)(b)	980	22
Fair Isaac Corp. (b)	1,384	59
Global Cash Access Holdings, Inc. (a)	2,174	17
Guidance Software, Inc. (a)	103	1

Heartland Payment Systems, Inc. (b)	1,872	56
Insight Enterprises, Inc. (a)(b)	2,405	41
j2 Global, Inc. (b)	787	24
Littelfuse, Inc. (b)	757	44
Manhattan Associates, Inc. (a)(b)	1,073	61
ManTech International Corp. (Class A) (b)	759	19
MAXIMUS, Inc.	520	33
Mentor Graphics Corp. (a)(b)	3,682	55
MTS Systems Corp. (b)	994	48
Netscout Systems, Inc. (a)(b)	2,345	59
Parametric Technology Corp. (a)	1,624	33
PC Connection, Inc. (b)	359	4
PDF Solutions, Inc. (a)(b)	427	6
Perficient, Inc. (a)	188	2
Sanmina-SCI Corp. (a)	4,617	44
SYNNEX Corp. (a)(b)	1,392	46
Syntel, Inc. (b)	384	23
TeleTech Holdings, Inc. (a)(b)	397	7
Tessco Technologies, Inc. (b)	96	2
Tyler Technologies, Inc. (a)	517	24
Unisys Corp. (a)(b)	2,668	46
United Online, Inc. (b)	3,560	20
ValueClick, Inc. (a)(b)	1,908	36
Zygo Corp. (a)(b)	600	9

		1,082

Materials - 7.3%
A. Schulman, Inc. (b)	1,916	50
AEP Industries, Inc. (a)	217	13
American Vanguard Corp. (b)	744	25
Boise, Inc.	6,344	52
Chemtura Corp. (a)	3,450	70
Coeur d’Alene Mines Corp. (a)	1,191	28
Flotek Industries, Inc. (a)(b)	1,412	16
FutureFuel Corp. (b)	444	5
Golden Star Resources, Ltd. (a)(b)	10,507	19
Graphic Packaging Holding Co. (a)	9,438	61
Handy & Harman, Ltd. (a)(b)	1,123	16
Headwaters, Inc. (a)(b)	978	8
Innospec, Inc. (a)	752	24
Kaiser Aluminum Corp. (b)	433	26
KapStone Paper and Packaging Corp. (a)	917	20
KMG Chemicals, Inc. (b)	311	6
Landec Corp. (a)(b)	928	9
LSB Industries, Inc. (a)	448	15
Minerals Technologies, Inc.	598	44
Myers Industries, Inc. (b)	1,156	17

Dynamic Small Cap Fund	7

SSgA

Dynamic Small Cap Fund

Schedule of Investments, continued — November 30, 2012 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Neenah Paper, Inc.	752	21
Olin Corp. (b)	107	2
P.H. Glatfelter Co. (b)	3,225	55
PolyOne Corp. (b)	1,501	30
Quaker Chemical Corp. (b)	460	23
Resolute Forest Products (a)(b)	2,115	25
Schweitzer-Mauduit International, Inc.	717	27
Stepan Co. (b)	206	21
SunCoke Energy, Inc. (a)(b)	1,357	22
Worthington Industries, Inc. (b)	1,153	27

		777

Telecommunication Services - 0.6%
8x8, Inc. (a)(b)	2,581	17
Atlantic Tele-Network, Inc. (b)	245	9
Cbeyond, Inc. (a)(b)	571	4
Premiere Global Services, Inc. (a)(b)	1,823	16
Shenandoah Telecommunications Co. (b)	387	5
USA Mobility, Inc.	457	5
Vonage Holdings Corp. (a)(b)	2,729	7

		63

Utilities - 3.5%
American States Water Co.	981	45
Chesapeake Utilities Corp. (b)	864	39
Cleco Corp.	577	23
El Paso Electric Co.	843	27
Empire District Electric Co.	1,123	23
IDACORP, Inc.	812	35
MGE Energy, Inc. (b)	440	22
Middlesex Water Co. (b)	334	6
Otter Tail Corp. (b)	845	21
PNM Resources, Inc. (b)	2,425	51
Portland General Electric Co. (b)	1,114	30
SJW Corp.	253	6
Southwest Gas Corp.	437	18
The Laclede Group, Inc. (b)	596	24

		370

Total Common Stocks (cost $9,279)		10,458

Investments in Other Funds - 1.0%
iShares Russell 2000 Index Fund (b) (cost $102)	1,287	105

Short-Term Investments - 26.6%
SSgA Prime Money Market Fund	99,759	100
State Street Navigator Securities Lending Prime Portfolio (d)	2,735,930	2,736

Total Short-Term Investments (cost $2,836)		2,836

Total Investments - 125.7%
(identified cost $12,217)		13,399

Other Assets and Liabilities, Net - (25.7)%		(2,743)

Net Assets - 100.0%		10,656

Footnotes:

(a)	Non-income producing security.
(b)	All or a portion of the shares of this security are on loan.
(c)	Real Estate Investment Trust (REIT).
(d)	Affiliate; the security is purchased with the cash collateral from the securities loaned.

8	Dynamic Small Cap Fund

SSgA

Dynamic Small Cap Fund

Presentation of Portfolio Holdings — November 30, 2012 (Unaudited)

Amounts in thousands

	Market Value
Categories	Level 1	Level 2	Level 3	Total
Consumer Discretionary	$2,031	$—	$—	$2,031
Consumer Staples	552	—	—	552
Energy	526	—	—	526
Financials	2,382	—	—	2,382
Health Care	925	—	—	925
Industrials	1,750	—	—	1,750
Information Technology	1,082	—	—	1,082
Materials	777	—	—	777
Telecommunication Services	63	—	—	63
Utilities	370	—	—	370
Short-Term Investments	100	2,736	—	2,836
Investments in Other Funds	105	—	—	105

Total Investments	$10,663	$2,736	$—	$13,399

For a description of the levels see note 2 in the Notes to Quarterly Report.

There were no transfers in and out of Levels 1, 2 and 3 during the period ended November 30, 2012.

See accompanying notes which are an integral part of the quarterly report.

Dynamic Small Cap Fund	9

SSgA

Clarion Real Estate Fund (formerly Tuckerman Active REIT Fund)

Schedule of Investments — November 30, 2012 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Common Stocks - 99.5%
Diversified REITs - 4.2%
Vornado Realty Trust (a)	27,414	2,095

Industrial REITs - 6.4%
ProLogis (a)	75,639	2,567
STAG Industrial, Inc. (a)	31,556	595

		3,162

Office REITs - 14.8%
Boston Properties, Inc. (a)	25,934	2,662
Digital Realty Trust, Inc. (a)	22,768	1,469
Douglas Emmett, Inc. (a)(b)	39,852	905
Duke Realty Corp. (a)(b)	52,271	706
Lexington Realty Trust (a)(b)	26,653	255
SL Green Realty Corp. (a)	17,799	1,342

		7,339

Residential REITs - 17.5%
Apartment Investment & Management Co. (Class A) (a)	28,063	704
AvalonBay Communities, Inc. (a)	15,909	2,097
Equity Residential (a)(b)	46,844	2,600
Essex Property Trust, Inc. (a)(b)	7,774	1,092
Home Properties, Inc. (a)(b)	18,499	1,089
UDR, Inc. (a)	47,676	1,097

		8,679

Retail REITs - 29.8%
Acadia Realty Trust (a)(b)	26,328	653
CBL & Associates Properties, Inc. (a)(b)	31,662	713
Federal Realty Investment Trust (a)	11,183	1,164
Kimco Realty Corp. (a)(b)	92,526	1,782
Retail Properties of America, Inc. (Class A) (a)	43,361	532
Simon Property Group, Inc. (a)	44,282	6,737
Tanger Factory Outlet Centers, Inc. (a)(b)	28,011	921
Taubman Centers, Inc. (a)	12,484	967
The Macerich Co. (a)(b)	23,433	1,324

		14,793

Specialized REITs - 26.8%
DiamondRock Hospitality Co. (a)	51,032	446
Extra Space Storage, Inc. (a)	34,015	1,196
HCP, Inc. (a)	53,988	2,432
Health Care REIT, Inc. (a)	40,229	2,369
Healthcare Realty Trust, Inc. (a)	21,862	522
Hersha Hospitality Trust (a)(b)	78,906	370
Host Hotels & Resorts, Inc. (a)(b)	43,419	638
Public Storage (a)	18,237	2,565
Ventas, Inc. (a)(b)	42,896	2,730

		13,268

Total Common Stocks (cost $27,917)		49,336

Short-Term Investments - 13.8%
SSgA Prime Money Market Fund	100	—	(c)
State Street Navigator Securities Lending Prime Portfolio (d)	6,829,328	6,829

Total Short-Term Investments (cost $6,829)		6,829

Total Investments - 113.3%
(identified cost $34,746)		56,165

Other Assets and Liabilities, Net - (13.3)%		(6,595)

Net Assets - 100.0%		49,570

Footnotes:

(a)	Real Estate Investment Trust (REIT).
(b)	All or a portion of the shares of this security are on loan.
(c)	Less than $500.
(d)	Affiliate; the security is purchased with the cash collateral from the securities loaned.

10	Clarion Real Estate Fund (formerly Tuckerman Active REIT Fund)

SSgA

Clarion Real Estate Fund (formerly Tuckerman Active REIT Fund)

Presentation of Portfolio Holdings — November 30, 2012 (Unaudited)

Amounts in thousands

	Market Value
Categories	Level 1	Level 2	Level 3	Total
Diversified REITs	$2,095	$—	$—	$2,095
Industrial REITs	3,162	—	—	3,162
Office REITs	7,339	—	—	7,339
Residential REITs	8,679	—	—	8,679
Retail REITs	14,793	—	—	14,793
Specialized REITs	13,268	—	—	13,268
Short-Term Investments	—	6,829	—	6,829

Total Investments	$49,336	$6,829	$—	$56,165

For a description of the levels see note 2 in the Notes to Quarterly Report.

There were no transfers in and out of Levels 1, 2 and 3 during the period ended November 30, 2012.

See accompanying notes which are an integral part of the quarterly report.

Clarion Real Estate Fund (formerly Tuckerman Active REIT Fund)	11

SSgA

IAM SHARES Fund

Schedule of Investments — November 30, 2012 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Common Stocks - 97.2%
Consumer Discretionary - 12.2%
Amazon.com, Inc. (a)	4,600	1,159
AutoNation, Inc. (a)(b)	7,300	284
AutoZone, Inc. (a)	100	38
Bed Bath & Beyond, Inc. (a)	3,200	188
Best Buy Co., Inc.	3,925	51
BorgWarner, Inc. (a)	1,700	113
Brunswick Corp. (b)	3,500	90
Cablevision Systems Corp. (Class A) (b)	3,200	44
Carnival Corp.	4,300	166
CBS Corp. (Class B)	8,701	313
Chipotle Mexican Grill, Inc. (a)(b)	100	26
Coach, Inc.	11,376	658
Comcast Corp. (Class A)	42,966	1,597
D.R. Horton, Inc. (b)	3,900	76
Denny’s Corp. (a)(b)	14,500	69
DIRECTV (a)	9,211	458
Ethan Allen Interiors, Inc. (b)	4,666	135
Family Dollar Stores, Inc.	2,400	171
Ford Motor Co.	52,943	606
Gannett Co., Inc. (b)	6,000	107
Genuine Parts Co. (b)	2,800	182
H&R Block, Inc. (b)	3,700	67
Hanesbrands, Inc. (a)(b)	3,100	112
Harley-Davidson, Inc.	7,200	338
J.C. Penney Co., Inc. (b)	2,500	45
JAKKS Pacific, Inc. (b)	1,900	24
Johnson Controls, Inc. (b)	10,300	284
Kohl’s Corp.	4,100	183
Leggett & Platt, Inc. (b)	7,900	220
Liberty Global, Inc. (Series A) (a)	3,900	219
Liberty Interactive Corp. (Class A) (a)	7,298	141
Liberty Ventures (Series A) (a)	486	28
Lowe’s Cos., Inc.	16,600	599
Macy’s, Inc.	6,768	262
Marriott International, Inc. (Class A)	9,400	341
Matthews International Corp. (Class A) (b)	3,000	91
McDonald’s Corp.	14,730	1,282
Meredith Corp. (b)	4,900	153
Netflix, Inc. (b)	500	41
Newell Rubbermaid, Inc.	10,100	220
News Corp. (Class A)	25,800	636
NIKE, Inc. (Class B)	2,500	244
Nordstrom, Inc.	2,600	141
O’Reilly Automotive, Inc. (a)	900	85
Omnicom Group, Inc. (b)	3,200	159

Penske Automotive Group, Inc. (b)	1,100	32
priceline.com, Inc. (a)	600	398
Ross Stores, Inc.	400	23
Sears Holdings Corp. (a)(b)	4,339	182
Sonic Automotive, Inc. (Class A)	4,700	93
Staples, Inc. (b)	8,400	98
Starbucks Corp.	8,800	456
Starwood Hotels & Resorts Worldwide, Inc.	4,300	232
Target Corp.	10,900	688
The Gap, Inc.	5,400	186
The Goodyear Tire & Rubber Co. (a)	4,300	54
The Home Depot, Inc.	22,400	1,458
The McClatchy Co. (Class A) (a)(b)	15,070	51
The New York Times Co. (Class A) (a)(b)	7,200	58
The Walt Disney Co.	29,400	1,460
The Washington Post Co. (Class B) (b)	321	118
Tiffany & Co. (b)	6,000	354
Time Warner Cable, Inc.	3,963	376
Time Warner, Inc.	13,983	661
TJX Cos., Inc.	2,500	111
TripAdvisor, Inc. (a)(b)	600	23
Viacom, Inc. (Class B)	7,901	408
Whirlpool Corp.	3,000	306
Wyndham Worldwide Corp.	2,360	116
Yum! Brands, Inc.	5,200	349

		20,737

Consumer Staples - 10.3%
Altria Group, Inc.	34,585	1,169
Archer-Daniels-Midland Co.	10,998	294
Arden Group, Inc. (Class A) (b)	700	70
Avon Products, Inc. (b)	1,400	20
Campbell Soup Co. (b)	5,990	220
Church & Dwight Co., Inc.	3,200	173
Colgate-Palmolive Co.	3,700	401
ConAgra Foods, Inc.	9,900	296
Constellation Brands, Inc. (Class A) (a)	300	11
Costco Wholesale Corp.	5,900	614
CVS Caremark Corp.	16,919	787
Dean Foods Co. (a)	4,700	81
Energizer Holdings, Inc.	400	32
General Mills, Inc.	2,200	90
Katy Industries, Inc. (a)	5,900	1
Kellogg Co.	5,435	301
Kimberly-Clark Corp.	8,188	702

12	IAM SHARES Fund

SSgA

IAM SHARES Fund

Schedule of Investments, continued — November 30, 2012 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Kraft Foods Group, Inc. (a)	8,236	372
Lorillard, Inc.	1,000	121
Mead Johnson Nutrition Co.	2,522	172
Mondelez International, Inc. (Class A)	24,709	640
Monster Beverage Corp. (a)	1,100	57
PepsiCo, Inc.	22,338	1,568
Philip Morris International, Inc.	24,285	2,183
Rite Aid Corp. (a)(b)	25,600	26
Safeway, Inc. (b)	11,100	190
SUPERVALU, Inc. (b)	5,900	14
Sysco Corp. (b)	10,400	329
The Coca-Cola Co.	63,350	2,402
The Estee Lauder Cos., Inc. (Class A)	200	12
The J.M. Smucker Co.	4,007	354
The Kroger Co.	15,300	402
The Procter & Gamble Co.	41,621	2,906
TreeHouse Foods, Inc. (a)(b)	1,600	84
Tyson Foods, Inc. (Class A)	300	6
Walgreen Co.	12,900	437
Whole Foods Market, Inc.	900	84

		17,621

Energy - 11.4%
Alpha Natural Resources, Inc. (a)(b)	900	7
Anadarko Petroleum Corp.	6,400	468
Apache Corp.	4,900	378
Baker Hughes, Inc. (b)	7,200	311
BP PLC ADR	3,076	128
Cabot Oil & Gas Corp.	2,000	94
Cameron International Corp. (a)	4,400	237
Chesapeake Energy Corp. (b)	8,300	141
Chevron Corp.	29,829	3,153
ConocoPhillips	23,777	1,354
CONSOL Energy, Inc. (b)	1,100	34
Devon Energy Corp.	6,100	315
EOG Resources, Inc.	3,200	376
Exxon Mobil Corp.	74,780	6,591
Halliburton Co.	18,160	606
Hess Corp.	6,700	332
Kinder Morgan, Inc.	4,957	168
Lufkin Industries, Inc. (b)	1,400	77
Marathon Oil Corp.	8,200	253
Marathon Petroleum Corp.	4,100	244
National Oilwell Varco, Inc.	4,400	301
Newfield Exploration Co. (a)	1,800	44
Noble Energy, Inc.	200	20
Occidental Petroleum Corp.	9,500	715

Peabody Energy Corp.	700	18
Phillips 66	9,388	492
Pioneer Natural Resources Co.	600	64
Range Resources Corp. (b)	1,600	102
Schlumberger, Ltd.	21,882	1,567
Southwestern Energy Co. (a)	4,700	163
Spectra Energy Corp. (b)	8,398	235
The Williams Cos., Inc.	7,800	256
Valero Energy Corp.	7,200	232
WPX Energy, Inc. (a)	2,800	44

		19,520

Financials - 13.3%
Aegon NV	8,452	49
Aflac, Inc.	6,500	344
American Express Co.	15,200	850
American Financial Group, Inc.	15,521	615
American International Group, Inc. (a)	3,103	103
American Tower Corp.	4,900	367
Ameriprise Financial, Inc.	2,840	172
Aon PLC	4,700	267
AvalonBay Communities, Inc. (b)	600	79
Bank of America Corp.	128,532	1,267
BB&T Corp.	7,500	211
Berkshire Hathaway, Inc. (Class B) (a)	19,600	1,726
BlackRock, Inc.	400	79
Capital One Financial Corp.	6,661	384
Citigroup, Inc.	38,610	1,335
CME Group, Inc. (b)	4,800	265
Comerica, Inc.	200	6
Discover Financial Services	6,550	273
E*TRADE Financial Corp. (a)	1,170	10
Equity Residential	2,100	117
Fifth Third Bancorp	6,400	94
Franklin Resources, Inc.	1,800	238
Genworth Financial, Inc. (Class A) (a)	1,400	8
Hartford Financial Services Group, Inc. (b)	3,200	68
HCP, Inc.	1,400	63
Health Care REIT, Inc.	700	41
Host Hotels & Resorts, Inc. (b)	28,417	417
HSBC Holdings PLC ADR	9,760	499
Hudson City Bancorp, Inc.	7,600	61
IntercontinentalExchange, Inc. (a)	1,100	145
Janus Capital Group, Inc.	14,987	123
JPMorgan Chase & Co.	48,234	1,981
KeyCorp	6,500	53

IAM SHARES Fund	13

SSgA

IAM SHARES Fund

Schedule of Investments, continued — November 30, 2012 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

M&T Bank Corp. (b)	1,600	156
Marsh & McLennan Cos., Inc.	7,500	264
MetLife, Inc.	11,099	368
Moody’s Corp.	3,000	146
Morgan Stanley	17,500	295
Northern Trust Corp.	3,400	163
NYSE Euronext (b)	600	14
People’s United Financial, Inc. (b)	5,700	70
Plum Creek Timber Co., Inc. (b)	2,000	86
PNC Financial Services Group, Inc.	5,450	306
Potlatch Corp. (b)	7,700	300
Principal Financial Group, Inc. (b)	2,600	71
ProLogis	5,828	198
Prudential Financial, Inc.	6,400	334
Public Storage	1,700	239
Regions Financial Corp.	9,142	61
Simon Property Group, Inc.	3,271	498
SLM Corp.	6,300	104
SunTrust Banks, Inc.	3,500	95
T. Rowe Price Group, Inc.	1,000	65
The Allstate Corp.	7,100	287
The Bank of New York Mellon Corp.	14,798	354
The Charles Schwab Corp. (b)	13,300	174
The Chubb Corp.	2,800	216
The Goldman Sachs Group, Inc.	6,300	742
The Progressive Corp.	8,100	172
The Travelers Cos., Inc.	14,483	1,026
U.S. Bancorp	22,812	736
Ventas, Inc. (b)	3,633	231
Vornado Realty Trust	2,144	164
Wells Fargo & Co.	64,235	2,120
Weyerhaeuser Co.	14,290	394

		22,759

Health Care - 11.3%
Abbott Laboratories	20,100	1,306
Aetna, Inc.	5,700	246
Agilent Technologies, Inc.	4,142	159
Alexion Pharmaceuticals, Inc. (a)	2,000	192
Allergan, Inc.	3,900	362
Allied Healthcare Products (a)(b)	1,100	3
AmerisourceBergen Corp.	1,200	51
Amgen, Inc.	7,961	707
Baxter International, Inc.	11,136	738
Biogen Idec, Inc. (a)	3,600	537
Boston Scientific Corp. (a)	17,863	99
Bristol-Myers Squibb Co.	20,688	675
Cardinal Health, Inc.	4,000	162
CareFusion Corp. (a)	2,000	56

Celgene Corp. (a)	6,100	479
Cerner Corp. (a)	1,000	77
Cigna Corp.	3,800	199
Coventry Health Care, Inc.	2,100	92
Edwards Lifesciences Corp. (a)	4,466	387
Eli Lilly & Co.	12,700	623
Express Scripts Holding Co. (a)	12,485	672
Forest Laboratories, Inc. (a)	3,800	135
Gilead Sciences, Inc. (a)	10,900	817
Hospira, Inc. (a)	900	27
Humana, Inc.	2,000	131
Intuitive Surgical, Inc. (a)(b)	200	106
Johnson & Johnson	35,000	2,440
Life Technologies Corp. (a)	3,012	149
McKesson Corp.	3,600	340
Medtronic, Inc.	14,300	602
Merck & Co., Inc.	43,515	1,928
PerkinElmer, Inc.	4,700	149
Perrigo Co.	600	62
Pfizer, Inc.	96,373	2,411
St. Jude Medical, Inc.	4,300	147
STERIS Corp. (b)	3,191	109
Stryker Corp.	4,100	222
Thermo Fisher Scientific, Inc.	5,800	369
UnitedHealth Group, Inc.	14,700	799
Watson Pharmaceuticals, Inc. (a)	700	62
WellPoint, Inc.	5,800	324
Zimmer Holdings, Inc.	2,570	169

		19,320

Industrials - 12.2%
3M Co.	11,300	1,028
Actuant Corp. (Class A) (b)	5,600	161
Alaska Air Group, Inc. (a)(b)	1,600	68
AMETEK, Inc.	7,200	269
Arkansas Best Corp. (b)	1,600	13
Avery Dennison Corp. (b)	1,900	64
Avis Budget Group, Inc. (a)(b)	1,800	34
AZZ, Inc.	1,600	61
Caterpillar, Inc.	9,821	837
Cooper Industries PLC	700	52
CSX Corp.	24,900	492
Cummins, Inc.	3,700	363
Danaher Corp.	11,600	626
Deere & Co. (b)	7,200	605
Dover Corp. (b)	5,300	337
Eaton Corp. (b)	7,600	396
Emerson Electric Co.	12,600	633
FedEx Corp.	3,100	278
Gardner Denver, Inc. (b)	800	56

14	IAM SHARES Fund

SSgA

IAM SHARES Fund

Schedule of Investments, continued — November 30, 2012 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

General Dynamics Corp.	5,710	380
General Electric Co.	146,821	3,102
Hexcel Corp. (a)(b)	2,600	67
HNI Corp. (b)	900	27
Honeywell International, Inc.	11,462	703
Illinois Tool Works, Inc.	8,608	530
Jacobs Engineering Group, Inc. (a)	2,800	115
Kansas City Southern	2,550	199
Koninklijke Philips Electronics NV	1,223	32
L-3 Communications Holdings, Inc.	2,500	192
Lockheed Martin Corp. (b)	4,819	450
Manpower, Inc. (b)	2,100	81
Masco Corp.	14,300	243
Norfolk Southern Corp.	6,700	405
Northrop Grumman Corp.	4,796	320
PACCAR, Inc.	6,675	293
Parker Hannifin Corp.	3,000	246
Precision Castparts Corp.	2,500	458
R.R. Donnelley & Sons Co. (b)	5,700	54
Raytheon Co.	5,800	331
Republic Services, Inc.	4,080	116
Rockwell Automation, Inc.	3,900	309
Rockwell Collins, Inc. (b)	1,800	103
Ryder Systems, Inc.	4,800	226
Siemens AG ADR	200	21
Snap-On, Inc.	1,600	127
Southwest Airlines Co.	12,825	122
Stanley Black & Decker, Inc.	3,215	231
Tecumseh Products Co. (Class A) (a)(b)	1,600	7
Terex Corp. (a)(b)	1,800	44
Textron, Inc. (b)	5,600	132
The Boeing Co.	10,400	773
The Manitowoc Co., Inc. (b)	2,300	34
The Toro Co.	4,600	206
Union Pacific Corp.	8,500	1,044
United Continental Holdings, Inc. (a)(b)	734	15
United Parcel Service, Inc. (Class B)	15,714	1,149
United Technologies Corp.	13,500	1,081
US Airways Group, Inc. (a)(b)	5,000	64
Valmont Industries, Inc.	300	42
Waste Management, Inc. (b)	10,218	333
Watts Water Technologies, Inc. (Class A) (b)	400	16

		20,796

Information Technology - 17.3%
Accenture PLC (Class A)	1,900	129
Adobe Systems, Inc. (a)	6,800	235
Advanced Micro Devices, Inc. (a)(b)	8,100	18
Akamai Technologies, Inc. (a)	400	15
Amphenol Corp. (Class A)	5,200	322
Analog Devices, Inc.	5,000	203
Apple, Inc.	12,300	7,199
Applied Materials, Inc.	17,300	186
Autodesk, Inc. (a)	3,000	99
Automatic Data Processing, Inc.	6,300	358
Broadcom Corp. (Class A)	5,850	189
CA, Inc.	4,400	97
Cisco Systems, Inc.	70,500	1,333
Cognizant Technology Solutions Corp. (Class A) (a)	700	47
Computer Sciences Corp.	4,845	184
Corning, Inc.	20,200	247
Dell, Inc.	21,300	205
Diebold, Inc.	2,300	69
eBay, Inc. (a)	14,700	776
Electronic Arts, Inc. (a)	4,700	70
EMC Corp. (a)	27,100	673
Energy Conversion Devices, Inc. (a)	36,400	—	(c)
F5 Networks, Inc. (a)	1,100	103
Google, Inc. (Class A) (a)	3,500	2,444
Hewlett-Packard Co.	28,532	371
Intel Corp.	66,700	1,305
International Business Machines Corp.	16,700	3,174
Juniper Networks, Inc. (a)	3,800	68
KLA-Tencor Corp.	2,100	95
Mastercard, Inc. (Class A)	1,300	635
Micron Technology, Inc. (a)	13,500	81
Microsoft Corp.	95,800	2,550
Motorola Solutions, Inc.	4,128	225
NetApp, Inc. (a)	4,500	143
NVIDIA Corp.	1,900	23
Oracle Corp.	51,349	1,648
Paychex, Inc. (b)	4,300	140
QUALCOMM, Inc.	20,700	1,317
Quantum Corp. (a)(b)	14,000	17
Red Hat, Inc. (a)	400	20
Salesforce.com, Inc. (a)(b)	1,200	189
SanDisk Corp. (a)	100	4
Seagate Technology PLC (b)	5,500	138
Symantec Corp. (a)	11,945	224
Teradata Corp. (a)	200	12
Texas Instruments, Inc.	16,700	492
The Western Union Co.	7,736	98

IAM SHARES Fund	15

SSgA

IAM SHARES Fund

Schedule of Investments, continued — November 30, 2012 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Total System Services, Inc.	2,032	45
VeriSign, Inc. (a)	300	10
Visa, Inc. (Class A)	4,600	689
Western Digital Corp.	600	20
Xerox Corp. (b)	22,700	155
Xilinx, Inc.	4,800	166
Yahoo!, Inc.	17,100	321

		29,576

Materials - 3.4%
Air Products & Chemicals, Inc.	4,800	398
AK Steel Holding Corp. (b)	5,800	23
Alcoa, Inc.	20,300	171
Allegheny Technologies, Inc.	3,300	86
AngloGold Ashanti, Ltd. ADR	830	26
Ashland, Inc.	1,204	85
Ball Corp.	3,400	152
Bemis Co., Inc.	2,800	94
CF Industries Holdings, Inc.	400	86
Chemtura Corp. (a)	18	—	(c)
Cliffs Natural Resources, Inc. (b)	600	17
Crown Holdings, Inc. (a)	3,400	127
E. I. du Pont de Nemours & Co.	8,700	375
Ecolab, Inc.	4,100	296
FMC Corp.	2,600	144
Freeport-McMoRan Copper & Gold, Inc.	9,552	373
International Paper Co.	11,073	411
Martin Marietta Materials, Inc. (b)	1,500	135
MeadWestvaco Corp.	3,000	93
Monsanto Co.	5,100	467
Newmont Mining Corp.	5,700	269
Owens-Illinois, Inc. (a)	2,900	58
PPG Industries, Inc.	2,900	360
Schnitzer Steel Industries, Inc. (Class A) (b)	1,100	31
Sigma-Aldrich Corp. (b)	2,300	167
The Dow Chemical Co.	16,788	507
The Mosaic Co.	1,100	60
The Sherwin-Williams Co.	3,500	534
Vulcan Materials Co.	3,600	190

		5,735

Telecommunication Services - 3.1%
AT&T, Inc.	81,781	2,791
CenturyLink, Inc.	7,665	298
Frontier Communications Corp. (b)	10,506	51
MetroPCS Communications, Inc. (a)	1,800	19
Sprint Nextel Corp. (a)	36,389	208

Verizon Communications, Inc.	41,272	1,821

		5,188

Utilities - 2.7%
Ameren Corp.	3,000	90
American Electric Power Co., Inc.	5,300	226
Consolidated Edison, Inc.	3,700	206
Dominion Resources, Inc.	8,400	429
Duke Energy Corp.	7,120	454
Edison International	4,500	205
Entergy Corp.	2,400	153
Exelon Corp.	11,590	350
FirstEnergy Corp.	4,200	178
NextEra Energy, Inc.	5,600	385
Pepco Holdings, Inc. (b)	9,300	184
PG&E Corp.	5,300	217
PPL Corp.	6,400	188
Public Service Enterprise Group, Inc.	7,000	211
Sempra Energy	3,300	226
Southern Co.	12,200	531
The AES Corp.	8,800	94
Wisconsin Energy Corp.	3,500	131
Xcel Energy, Inc.	4,000	108

		4,566

Total Common Stocks (cost $126,293)		165,818

Short Term-Investments - 5.7%
SSgA Prime Money Market Fund	4,130,724	4,131
State Street Navigator Securities Lending Prime Portfolio (d)	5,281,096	5,281
United States Treasury Bills 0.090%, due 12/06/12 (e)(f)(g)	323	323

Total Short-Term Investments (cost $9,735)		9,735

Total Investments - 102.9% (identified cost $136,028)		175,553

Other Assets and Liabilities, Net - (2.9)%		(4,902)

Net Assets - 100.0%		170,651

16	IAM SHARES Fund

SSgA

IAM SHARES Fund

Schedule of Investments, continued — November 30, 2012 (Unaudited)

Footnotes:

(a)	Non-income producing security.
(b)	All or a portion of the shares of this security are on loan.
(c)	Less than $500.
(d)	Affiliate; the security is purchased with the cash collateral from the securities loaned.
(e)	Fair value is at amortized cost, which approximates market.
(f)	Rate noted is yield-to-maturity from date of acquisition.
(g)	All or a portion of the shares of this security are held as collateral in connection with futures contracts purchased (sold) by the Fund.

Amounts in thousands (except contract amounts)

Futures Contracts	Number of Contracts	Notional Amount		Expiration Date	Unrealized Appreciation (Depreciation) $

Long Positions
S&P 500 Index Futures	14	USD	4,950	12/12	(126)

Total Unrealized Appreciation (Depreciation) on Open Futures Contracts					(126)

See accompanying notes which are an integral part of the quarterly report.

IAM SHARES Fund	17

SSgA

IAM SHARES Fund

Presentation of Portfolio Holdings — November 30, 2012 (Unaudited)

Amounts in thousands

	Market Value
Categories	Level 1	Level 2	Level 3	Total
Consumer Discretionary	$20,737	$—	$—	$20,737
Consumer Staples	17,621	—	—	17,621
Energy	19,520	—	—	19,520
Financials	22,759	—	—	22,759
Health Care	19,320	—	—	19,320
Industrials	20,796	—	—	20,796
Information Technology	29,576	—	—	29,576
Materials	5,735	—	—	5,735
Telecommunication Services	5,188	—	—	5,188
Utilities	4,566	—	—	4,566
Short-Term Investments	4,131	5,604	—	9,735

Total Investments	169,949	5,604	—	175,553

Other Financial Instruments
Futures Contracts	(126)	—	—	(126)

Total Other Financial Instruments*	$(126)	$—	$—	$(126)

*	Other financial instruments reflected in the Schedule of Investments, such as futures, forwards, and swap contracts which are valued at the unrealized appreciation (depreciation) on the instruments.

For a description of the levels see note 2 in the Notes to Quarterly Report.

There were no transfers in and out of Levels 1, 2 and 3 during the period ended November 30, 2012.

See accompanying notes which are an integral part of the quarterly report.

18	IAM SHARES Fund

SSgA

Enhanced Small Cap Fund

Schedule of Investments — November 30, 2012 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Common Stocks - 98.9%
Consumer Discretionary - 14.3%
1-800-FLOWERS.COM, Inc. (Class A) (a)	14,157	44
Aeropostale, Inc. (a)	940	13
American Greetings Corp. (Class A)	1,985	34
Arctic Cat, Inc. (a)	1,653	62
Ascent Media Corp. (Class A) (a)	127	8
bebe stores, inc.	492	2
Belo Corp. (Class A)	2,126	15
Biglari Holdings, Inc. (a)	224	81
Blue Nile, Inc. (a)	300	12
Blyth, Inc.	900	15
Bob Evans Farms, Inc.	72	3
Brown Shoe Co., Inc.	771	15
Brunswick Corp.	156	4
Carmike Cinemas, Inc. (a)	1,450	22
CEC Entertainment, Inc.	598	19
Churchill Downs, Inc.	597	38
Coinstar, Inc. (a)	509	24
Cooper Tire & Rubber Co.	6,205	155
Corinthian Colleges, Inc. (a)	8,708	19
Crocs, Inc. (a)	9,385	125
CSS Industries, Inc.	468	10
Culp, Inc.	232	3
Dana Holding Corp.	5,884	83
Denny’s Corp. (a)	25,495	121
Destination Maternity Corp.	1,745	39
Domino’s Pizza, Inc.	2,961	123
Einstein Noah Restaurant Group, Inc.	967	16
Express, Inc. (a)	4,817	72
Flexsteel Industries, Inc.	200	4
Gerber Scientific, Inc.	600	—	(b)
Hillenbrand, Inc.	4,696	99
Hot Topic, Inc.	13,111	131
HSN, Inc.	2,013	106
Iconix Brand Group, Inc. (a)	1,618	33
Interval Leisure Group, Inc.	3,385	64
Isle of Capri Casinos, Inc. (a)	494	2
Jamba, Inc. (a)	6,140	13
Journal Communications, Inc. (Class A) (a)	3,418	19
KB Home	1,732	25
Kirkland’s, Inc. (a)	198	2
La-Z-Boy, Inc. (a)	2,963	44
Leapfrog Enterprises, Inc. (a)	5,397	49
Libbey, Inc. (a)	1,113	22
Lifetime Brands, Inc.	770	8
LIN TV Corp. (Class A) (a)	4,075	26
Lions Gate Entertainment Corp. (a)	197	3

Lumber Liquidators Holdings, Inc. (a)	100	5
M/I Homes, Inc. (a)	1,800	40
Modine Manufacturing Co. (a)	9,955	74
Movado Group, Inc.	458	16
Multimedia Games Holding Co., Inc. (a)	3,252	48
NACCO Industries, Inc. (Class A)	829	44
National CineMedia, Inc.	262	4
New York & Co., Inc. (a)	730	3
Nexstar Broadcasting Group, Inc. (Class A) (a)	430	4
Office Depot, Inc. (a)	16,035	54
Orbitz Worldwide, Inc. (a)	6,302	15
Papa John’s International, Inc. (a)	2,552	135
Pier 1 Imports, Inc.	8,171	157
Red Robin Gourmet Burgers, Inc. (a)	87	3
Rent-A-Center, Inc.	4,586	159
RG Barry Corp.	203	3
Scholastic Corp.	1,948	55
Scientific Games Corp. (Class A) (a)	1,028	9
Select Comfort Corp. (a)	2,200	59
SHFL Entertainment, Inc. (a)	2,005	28
Sinclair Broadcast Group, Inc. (Class A)	7,079	78
Six Flags Entertainment Corp.	752	46
Skechers U.S.A., Inc. (Class A) (a)	158	3
Smith & Wesson Holding Corp. (a)	3,156	33
Sonic Corp. (a)	3,818	39
Spartan Motors, Inc.	655	3
Stage Stores, Inc.	5,174	134
Standard Motor Products, Inc.	1,679	33
Standard Pacific Corp. (a)	5,700	38
Stewart Enterprises, Inc. (Class A)	9,038	69
Systemax, Inc. (a)	1,192	12
Texas Roadhouse, Inc.	870	14
The Cato Corp. (Class A)	1,443	42
The E.W. Scripps Co. (Class A) (a)	3,411	35
The Finish Line, Inc. (Class A)	4,237	87
The Warnaco Group, Inc. (a)	1,759	126
The Wet Seal, Inc. (Class A) (a)	14,768	43
Tower International, Inc. (a)	232	2
Town Sports International Holdings, Inc.	10,116	102
Valassis Communications, Inc. (a)	4,156	108
VOXX International Corp. (a)	74	1
Zagg, Inc. (a)	464	3

		3,793

Enhanced Small Cap Fund	19

SSgA

Enhanced Small Cap Fund

Schedule of Investments, continued — November 30, 2012 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Consumer Staples - 3.4%
Cal-Maine Foods, Inc.	701	32
Central Garden & Pet Co. (Class A) (a)	2,810	33
Darling International, Inc. (a)	6,753	114
Elizabeth Arden, Inc. (a)	173	8
Fresh Del Monte Produce, Inc.	4,366	113
Harbinger Group, Inc. (a)	1,469	13
Harris Teeter Supermarkets, Inc.	1,167	44
Inventure Foods, Inc. (a)	1,103	7
J&J Snack Foods Corp.	201	13
John B Sanfilippo & Son, Inc. (a)	1,711	30
Medifast, Inc. (a)	902	29
Nash Finch Co.	1,374	29
Nutraceutical International Corp. (a)	200	3
Omega Protein Corp. (a)	400	3
Orchids Paper Products Co.	154	3
Revlon, Inc. (Class A) (a)	1,421	21
Rite Aid Corp. (a)	86,909	88
Seneca Foods Corp. (Class A) (a)	100	3
Spartan Stores, Inc.	220	3
Spectrum Brands Holdings, Inc.	81	4
Susser Holdings Corp. (a)	1,432	52
The Pantry, Inc. (a)	1,036	13
Universal Corp.	2,715	136
Village Super Market, Inc. (Class A)	2,760	104

		898

Energy - 5.9%
Adams Resources & Energy, Inc.	200	7
Alon USA Energy, Inc.	5,825	83
Basic Energy Services, Inc. (a)	1,268	14
Berry Petroleum Co. (Class A)	527	16
Bonanza Creek Energy, Inc. (a)	1,314	31
Bristow Group, Inc.	1,705	89
Callon Petroleum Co. (a)	1,002	5
Cloud Peak Energy, Inc. (a)	2,985	57
Contango Oil & Gas Co. (a)	2,123	87
Crimson Exploration, Inc. (a)	2,459	7
Crosstex Energy, Inc.	3,163	41
CVR Energy, Inc. (a)	382	17
Delek US Holdings, Inc.	3,726	98
Energy XXI Bermuda, Ltd.	368	12
EPL Oil & Gas, Inc. (a)	5,962	125
Global Geophysical Services, Inc. (a)	2,969	12
Goodrich Petroleum Corp. (a)	290	3
Helix Energy Solutions Group, Inc. (a)	8,503	149

ION Geophysical Corp. (a)	489	3
Matrix Service Co. (a)	1,992	22
Mitcham Industries, Inc. (a)	1,250	18
Natural Gas Services Group, Inc. (a)	200	3
Parker Drilling Co. (a)	26,713	112
Petroquest Energy, Inc. (a)	3,179	17
Pioneer Energy Services Corp. (a)	5,028	36
Renewable Energy Group, Inc. (a)	365	2
REX American Resources Corp. (a)	5,629	106
Stone Energy Corp. (a)	5,359	111
Tesco Corp. (a)	700	7
TGC Industries, Inc. (a)	2,378	19
VAALCO Energy, Inc. (a)	6,227	53
W&T Offshore, Inc.	4,481	74
Warren Resources, Inc. (a)	10,053	28
Western Refining, Inc.	2,899	84
Willbros Group, Inc. (a)	1,591	8
ZaZa Energy Corp. (a)	1,421	3

		1,559

Financials - 21.5%
1st Source Corp.	2,000	42
AG Mortgage Investment Trust, Inc. (c)	3,536	87
Alexander’s, Inc. (c)	51	23
Alliance Financial Corp.	100	4
Alterra Capital Holdings, Ltd.	127	3
American Assets Trust, Inc. (c)	1,662	45
Anworth Mortgage Asset Corp. (c)	14,745	87
Apollo Commercial Real Estate Finance, Inc. (c)	4,260	71
Apollo Investment Corp.	8,362	68
Apollo Residential Mortgage, Inc. (c)	3,592	78
Argo Group International Holdings, Ltd.	2,381	79
ARMOUR Residential REIT, Inc. (c)	17,900	125
Bancfirst Corp.	52	2
Banco Latinoamericano de Comercio Exterior SA	3,219	69
Bancorp, Inc. (a)	1,631	19
Bank of Marin Bancorp	53	2
Banner Corp.	1,190	36
BBCN Bancorp, Inc.	5,045	57
Berkshire Hills Bancorp, Inc.	619	14
BGC Partners, Inc. (Class A)	1,916	7
BlackRock Kelso Capital Corp.	477	5
Bryn Mawr Bank Corp.	100	2
Capstead Mortgage Corp. (c)	6,654	81

20	Enhanced Small Cap Fund

SSgA

Enhanced Small Cap Fund

Schedule of Investments, continued — November 30, 2012 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Cardinal Financial Corp.	965	14
Cathay General Bancorp	1,946	35
Chatham Lodging Trust (c)	200	3
Chemical Financial Corp.	742	16
Citizens Republic Bancorp, Inc. (a)	1,987	37
City Holding Co.	728	24
Clifton Savings Bancorp, Inc.	253	3
CNO Financial Group, Inc.	5,255	48
Colonial Properties Trust (c)	1,029	21
Colony Financial, Inc. (c)	6,703	134
Community Trust Bancorp, Inc.	78	3
Cousins Properties, Inc. (c)	6,710	55
Cowen Group, Inc. (Class A) (a)	1,022	2
Credit Acceptance Corp. (a)	950	88
CYS Investments, Inc. (c)	1,100	14
DFC Global Corp. (a)	2,018	35
DiamondRock Hospitality Co. (c)	246	2
Doral Financial Corp. (a)	8,240	6
Eagle Bancorp, Inc. (a)	280	5
Education Realty Trust, Inc. (c)	4,666	48
Enterprise Financial Services Corp.	228	3
EverBank Financial Corp.	191	3
Ezcorp, Inc. (Class A) (a)	2,957	57
F.N.B. Corp.	5,375	58
FBR Capital Markets Corp. (a)	2,700	9
FelCor Lodging Trust, Inc. (a)(c)	20,923	88
Fifth Street Finance Corp.	410	4
Financial Institutions, Inc.	153	3
First American Financial Corp.	1,512	36
First Bancorp	1,000	11
First BanCorp- Puerto Rico (a)	1,389	6
First Commonwealth Financial Corp.	10,432	67
First Community Bancshares, Inc.	1,222	19
First Financial Corp.	520	16
First Financial Holdings, Inc.	4,295	58
First Merchants Corp.	500	7
First Midwest Bancorp, Inc.	10,716	134
First Potomac Realty Trust (c)	408	5
Flushing Financial Corp.	1,375	21
FNB United Corp. (a)	421	5
GFI Group, Inc.	9,963	28
Gladstone Capital Corp.	1,573	13
Gladstone Investment Corp.	700	5
Glimcher Realty Trust (c)	1,717	18
Gramercy Capital Corp. (a)(c)	2,709	8
Hanmi Financial Corp. (a)	1,839	23
Hercules Technology Growth Capital, Inc.	3,355	36
Heritage Oaks Bancorp (a)	485	3
Hersha Hospitality Trust (c)	9,343	44

Home Loan Servicing Solutions, Ltd.	199	4
Horace Mann Educators Corp.	2,473	47
ICG Group, Inc. (a)	1,355	15
International Bancshares Corp.	2,408	44
Invesco Mortgage Capital, Inc. (c)	7,639	162
Investment Technology Group, Inc. (a)	9,260	83
KCAP Financial, Inc.	1,359	12
Kite Realty Group Trust (c)	1,100	6
Lakeland Financial Corp.	100	2
Lexington Realty Trust (c)	9,478	91
Maiden Holdings, Ltd.	8,165	73
MainSource Financial Group, Inc.	2,223	27
Manning & Napier, Inc.	1,095	14
MB Financial, Inc.	742	14
MCG Capital Corp.	15,163	68
Meadowbrook Insurance Group, Inc.	6,830	38
Medallion Financial Corp.	225	3
Medley Capital Corp.	8,762	119
Metro Bancorp, Inc. (a)	1,190	15
MetroCorp Bancshares, Inc. (a)	600	6
MidWestOne Financial Group, Inc.	119	2
Montpelier Re Holdings, Ltd.	6,487	142
National Financial Partners Corp. (a)	3,131	52
Nelnet, Inc. (Class A)	2,056	59
Netspend Holdings, Inc. (a)	809	9
New York Mortgage Trust, Inc. (c)	860	6
NGP Capital Resources Co.	452	3
NorthStar Realty Finance Corp. (c)	1,600	11
Northwest Bancshares, Inc.	6,723	80
OceanFirst Financial Corp.	420	6
Ocwen Financial Corp. (a)	2,544	91
Old National Bancorp	2,048	24
One Liberty Properties, Inc. (c)	100	2
Oriental Financial Group, Inc.	8,701	105
Oritani Financial Corp.	1,564	23
Pacific Continental Corp.	200	2
PennantPark Investment Corp.	2,888	31
Pennsylvania Real Estate Investment Trust (c)	200	3
Pennymac Mortgage Investment Trust (c)	6,103	150
Peoples Bancorp, Inc.	572	12
PHH Corp. (a)	2,264	50
Platinum Underwriters Holdings, Ltd.	3,388	151
Preferred Bank/Los Angeles CA (a)	300	4
Primerica, Inc.	2,154	62

Enhanced Small Cap Fund	21

SSgA

Enhanced Small Cap Fund

Schedule of Investments, continued — November 30, 2012 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

PrivateBancorp, Inc.	1,545	25
Prospect Capital Corp.	630	7
Prosperity Bancshares, Inc.	1,544	63
Provident Financial Holdings, Inc.	441	7
Provident Financial Services, Inc.	536	8
Provident New York Bancorp	325	3
Republic Bancorp, Inc. (Class A)	308	6
RLJ Lodging Trust (c)	1,818	34
Saul Centers, Inc. (c)	13	1
SCBT Financial Corp.	100	4
Solar Capital, Ltd.	3,661	84
Southwest Bancorp, Inc. (a)	2,792	30
Starwood Property Trust, Inc. (c)	1,420	32
StellarOne Corp.	300	4
Sterling Bancorp	300	3
Sterling Financial Corp.	153	3
Strategic Hotels & Resorts, Inc. (a)(c)	20,412	127
Suffolk Bancorp (a)	1,025	13
Summit Hotel Properties, Inc. (c)	557	5
Sunstone Hotel Investors, Inc. (a)(c)	12,899	133
Susquehanna Bancshares, Inc.	16,031	165
SWS Group, Inc. (a)	4,917	24
Symetra Financial Corp.	1,872	23
THL Credit, Inc.	774	11
Tree.com, Inc. (a)	325	5
Two Harbors Investment Corp. (c)	16,275	184
Umpqua Holdings Corp.	10,386	121
United Financial Bancorp, Inc.	303	5
Universal Health Realty Income Trust (c)	200	10
Walker & Dunlop, Inc. (a)	1,695	28
Walter Investment Management Corp. (a)	738	31
WesBanco, Inc.	1,298	27
Western Alliance Bancorp (a)	2,893	29
Westwood Holdings Group, Inc.	70	3
Wilshire Bancorp, Inc. (a)	15,270	88
Wintrust Financial Corp.	100	4
World Acceptance Corp. (a)	531	39

		5,699

Health Care - 11.9%
Acorda Therapeutics, Inc. (a)	1,889	48
Affymax, Inc. (a)	1,303	32
Agenus, Inc. (a)	2,895	13
Alkermes PLC (a)	155	3
Almost Family, Inc. (a)	363	7
Alnylam Pharmaceuticals, Inc. (a)	244	4
Anika Therapeutics, Inc. (a)	900	11
Arena Pharmaceuticals, Inc. (a)	1,000	9

ArQule, Inc. (a)	7,405	20
Array BioPharma, Inc. (a)	2,400	9
ArthroCare Corp. (a)	984	33
BioDelivery Sciences International, Inc. (a)	9,322	40
BioScrip, Inc. (a)	356	4
Cambrex Corp. (a)	8,111	89
Cantel Medical Corp.	2,426	67
CONMED Corp.	4,722	130
CryoLife, Inc.	16,878	100
Cubist Pharmaceuticals, Inc. (a)	2,311	94
Curis, Inc. (a)	5,533	19
Cyberonics, Inc. (a)	1,152	60
Cynosure, Inc. (Class A) (a)	850	19
Dendreon Corp. (a)	3,679	16
Dusa Pharmaceuticals, Inc. (a)	3,586	29
Dyax Corp. (a)	6,354	21
Emergent Biosolutions, Inc. (a)	349	5
Emeritus Corp. (a)	100	2
Endocyte, Inc. (a)	915	9
Five Star Quality Care, Inc. (a)	2,900	14
Gentiva Health Services, Inc. (a)	1,668	17
GTX, Inc. (a)	6,740	27
Hanger Orthopedic Group, Inc. (a)	4,639	121
HealthSouth Corp. (a)	4,947	109
Healthways, Inc. (a)	1,497	16
Idenix Pharmaceuticals, Inc. (a)	149	1
Invacare Corp.	3,257	46
Kindred Healthcare, Inc. (a)	2,034	22
Lexicon Pharmaceuticals, Inc. (a)	1,900	3
Ligand Pharmaceuticals, Inc. (Class B) (a)	577	11
Magellan Health Services, Inc. (a)	2,867	149
Maxygen, Inc.	2,385	6
MedAssets, Inc. (a)	7,920	128
Merrimack Pharmaceuticals, Inc. (a)	351	2
Momenta Pharmaceuticals, Inc. (a)	4,688	50
National Healthcare Corp.	230	10
Neurocrine Biosciences, Inc. (a)	99	1
NPS Pharmaceuticals, Inc. (a)	6,049	62
NuVasive, Inc. (a)	2,649	38
Obagi Medical Products, Inc. (a)	2,710	37
Omnicell, Inc. (a)	3,185	49
OraSure Technologies, Inc. (a)	265	2
Orexigen Therapeutics, Inc. (a)	3,802	18
Orthofix International NV (a)	1,591	59
PDL BioPharma, Inc.	18,158	143
PharMerica Corp. (a)	2,785	40
PhotoMedex, Inc. (a)	1,468	20
POZEN, Inc. (a)	3,890	22

22	Enhanced Small Cap Fund

SSgA

Enhanced Small Cap Fund

Schedule of Investments, continued — November 30, 2012 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Progenics Pharmaceuticals, Inc. (a)	2,758	7
PSS World Medical, Inc. (a)	218	6
Questcor Pharmaceuticals, Inc.	2,927	76
Repligen Corp. (a)	4,135	27
RTI Biologics, Inc. (a)	12,450	56
Sangamo Biosciences, Inc. (a)	1,648	9
Santarus, Inc. (a)	7,147	71
Sciclone Pharmaceuticals, Inc. (a)	8,774	39
Select Medical Holdings Corp. (a)	10,089	111
SIGA Technologies, Inc. (a)	70	—	(b)
Skilled Healthcare Group, Inc. (Class A) (a)	811	5
Spectranetics Corp. (a)	1,601	23
Spectrum Pharmaceuticals, Inc. (a)	8,209	97
STERIS Corp.	2,517	86
Sun Healthcare Group, Inc. (a)	896	8
SurModics, Inc. (a)	1,242	25
Synageva BioPharma Corp. (a)	80	4
The Providence Service Corp. (a)	1,487	21
Threshold Pharmaceuticals, Inc. (a)	4,899	22
Triple-S Management Corp. (Class B) (a)	6,201	108
Universal American Corp.	271	2
US Physical Therapy, Inc.	1,077	29
Vanda Pharmaceuticals, Inc. (a)	594	2
Vanguard Health Systems, Inc. (a)	308	3
Vascular Solutions, Inc. (a)	620	9
Ventrus Biosciences, Inc. (a)	1,108	3
Vical, Inc. (a)	5,081	16
ViroPharma, Inc. (a)	2,960	73
WellCare Health Plans, Inc. (a)	894	43
Young Innovations, Inc.	1,441	52

		3,149

Industrials - 15.4%
A.O. Smith Corp.	1,723	108
AAR Corp.	3,156	48
Actuant Corp. (Class A)	5,209	150
Air Transport Services Group, Inc. (a)	3,575	14
Aircastle, Ltd.	3,617	41
Alamo Group, Inc.	569	19
Alaska Air Group, Inc. (a)	1,895	81
Altra Holdings, Inc.	1,703	32
AMERCO, Inc.	501	60
American Railcar Industries, Inc. (a)	471	14
Applied Industrial Technologies, Inc.	1,532	61
Asset Acceptance Capital Corp. (a)	508	3
AT Cross Co. (Class A) (a)	398	4

Avis Budget Group, Inc. (a)	2,561	48
Barrett Business Services, Inc.	1,217	40
Belden, Inc.	3,823	144
Brady Corp. (Class A)	4,111	131
Briggs & Stratton Corp.	153	3
Ceco Environmental Corp.	400	4
Celadon Group, Inc.	7,201	124
Cenveo, Inc. (a)	5,173	12
CLARCOR, Inc.	781	36
Columbus McKinnon Corp. (a)	860	13
Comfort Systems USA, Inc.	2,947	32
Commercial Vehicle Group, Inc. (a)	2,820	23
Consolidated Graphics, Inc. (a)	1,179	40
Courier Corp.	4,438	50
Deluxe Corp.	2,682	77
DigitalGlobe, Inc. (a)	200	5
Dycom Industries, Inc. (a)	5,019	90
Edgen Group, Inc. (a)	431	3
EMCOR Group, Inc.	1,762	58
EnerSys (a)	4,510	157
Exponent, Inc. (a)	401	21
Freightcar America, Inc.	120	3
GenCorp, Inc. (a)	8,777	81
Gibraltar Industries, Inc. (a)	1,467	20
GP Strategies Corp. (a)	189	4
Great Lakes Dredge & Dock Corp.	790	7
H&E Equipment Services, Inc. (a)	2,056	32
Heartland Express, Inc.	3,125	43
Hyster-Yale Materials Handling, Inc.	1,726	72
ICF International, Inc.	1,704	37
Insperity, Inc.	746	23
Intersections, Inc.	2,005	18
John Bean Technologies Corp.	1,683	27
Kadant, Inc. (a)	3,753	91
Kforce, Inc. (a)	3,141	40
Kimball International, Inc. (Class B)	1,244	16
Knoll, Inc.	3,664	53
L.B. Foster Co. (Class A)	860	36
Lydall, Inc. (a)	1,995	26
Marten Transport, Ltd.	1,608	30
Meritor, Inc. (a)	24,935	107
Michael Baker Corp.	196	4
Miller Industries Inc/TN	1,178	17
Moog, Inc. (Class A) (a)	310	11
Navigant Consulting, Inc. (a)	3,922	41
NCI Building Systems, Inc. (a)	1,800	24
NN, Inc. (a)	641	5
Nortek, Inc. (a)	484	32
Orbital Sciences Corp. (a)	3,957	52

Enhanced Small Cap Fund	23

SSgA

Enhanced Small Cap Fund

Schedule of Investments, continued — November 30, 2012 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Patrick Industries, Inc. (a)	1,000	17
Portfolio Recovery Associates, Inc. (a)	557	55
Primoris Services Corp.	2,249	33
Quality Distribution, Inc. (a)	1,138	8
Resources Connection, Inc.	10,283	119
Sauer-Danfoss, Inc.	1,250	66
SkyWest, Inc.	86	1
Spirit Airlines, Inc. (a)	6,627	111
Standex International Corp.	404	20
Steelcase, Inc. (Class A)	12,667	147
Sterling Construction Co., Inc. (a)	300	3
Swift Transportation Co. (a)	8,775	74
Sykes Enterprises, Inc. (a)	8,523	125
Sypris Solutions, Inc.	2,518	10
Taser International, Inc. (a)	15,248	126
Tetra Tech, Inc. (a)	2,083	54
The Brink’s Co.	2,621	72
The Dolan Co. (a)	939	3
The Keyw Holding Corp. (a)	100	1
Titan International, Inc.	2,415	49
TMS International Corp. (Class A) (a)	820	9
TRC Cos., Inc. (a)	1,459	8
Trex Co., Inc. (a)	393	16
TriMas Corp. (a)	1,080	28
TrueBlue, Inc. (a)	7,848	112
Universal Forest Products, Inc.	788	30
US Airways Group, Inc. (a)	5,166	67
US Ecology, Inc.	154	3
USG Corp. (a)	137	4
Wesco Aircraft Holdings, Inc. (a)	200	3

		4,072

Information Technology - 16.8%
Actuate Corp. (a)	8,827	47
Acxiom Corp. (a)	3,914	69
Advanced Energy Industries, Inc. (a)	7,250	93
Amkor Technology, Inc. (a)	7,509	32
Anaren, Inc. (a)	384	7
Ancestry.com, Inc. (a)	74	2
Anixter International, Inc.	301	18
Arris Group, Inc. (a)	10,688	149
Aspen Technology, Inc. (a)	3,450	90
AVG Technologies NV (a)	1,455	20
Aviat Networks, Inc. (a)	2,140	6
Benchmark Electronics, Inc. (a)	175	3
Black Box Corp.	1,596	39
Blucora, Inc. (a)	6,781	100
BroadSoft, Inc. (a)	2,600	82

Brooks Automation, Inc.	5,117	39
Cabot Microelectronics Corp.	456	15
CACI International, Inc. (Class A) (a)	667	34
CalAmp Corp. (a)	1,600	14
CEVA, Inc. (a)	928	14
CIBER, Inc. (a)	3,814	12
Ciena Corp. (a)	2,321	35
Cirrus Logic, Inc. (a)	980	31
Coherent, Inc. (a)	1,810	84
CommVault Systems, Inc. (a)	555	37
Comtech Telecommunications Corp.	1,171	30
Cray, Inc. (a)	264	4
CSG Systems International, Inc. (a)	4,121	77
Daktronics, Inc.	1,200	13
Datalink Corp. (a)	2,075	18
Dice Holdings, Inc. (a)	14,210	122
Digimarc Corp.	292	5
Digital River, Inc. (a)	8,393	123
DSP Group, Inc. (a)	1,668	10
EarthLink, Inc.	15,758	104
Ebix, Inc.	931	16
Electro Rent Corp.	700	11
Electro Scientific Industries, Inc.	156	2
Electronics for Imaging, Inc. (a)	7,382	136
Emulex Corp. (a)	7,592	56
Entegris, Inc. (a)	12,097	108
Entropic Communications, Inc. (a)	981	5
ePlus, Inc. (a)	317	13
Euronet Worldwide, Inc. (a)	1,455	32
Fair Isaac Corp.	1,530	65
FEI Co.	737	41
First Solar, Inc. (a)	283	8
Formfactor, Inc. (a)	606	3
Global Cash Access Holdings, Inc. (a)	10,786	85
GSI Group, Inc. (a)	711	5
Heartland Payment Systems, Inc.	3,165	94
iGate Corp. (a)	1,303	20
Insight Enterprises, Inc. (a)	8,115	137
Integrated Device Technology, Inc. (a)	6,898	43
Integrated Silicon Solution, Inc. (a)	11,207	98
Internap Network Services Corp. (a)	1,746	10
IXYS Corp.	3,189	26
Kemet Corp. (a)	583	3
Key Tronic Corp. (a)	1,100	11
Lattice Semiconductor Corp. (a)	1,980	8
Littelfuse, Inc.	901	52
Manhattan Associates, Inc. (a)	2,458	141

24	Enhanced Small Cap Fund

SSgA

Enhanced Small Cap Fund

Schedule of Investments, continued — November 30, 2012 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

MAXIMUS, Inc.	760	48
Microsemi Corp. (a)	150	3
MKS Instruments, Inc.	973	24
Monotype Imaging Holdings, Inc.	5,708	87
Move, Inc. (a)	3,334	25
Multi-Fineline Electronix, Inc. (a)	110	2
Netscout Systems, Inc. (a)	2,316	58
Newport Corp. (a)	1,991	25
OmniVision Technologies, Inc. (a)	189	3
Oplink Communications, Inc. (a)	1,841	29
OSI Systems, Inc. (a)	1,613	99
Parametric Technology Corp. (a)	7,337	148
PC Connection, Inc.	1,302	14
Perficient, Inc. (a)	856	9
Pericom Semiconductor Corp. (a)	3,550	27
Plantronics, Inc.	2,467	83
Power-One, Inc. (a)	6,251	26
Progress Software Corp. (a)	2,735	55
QAD, Inc. (Class A) (a)	2,293	30
Quantum Corp. (a)	1,638	2
Richardson Electronics, Ltd.	297	3
Rudolph Technologies, Inc. (a)	10,119	112
Sourcefire, Inc. (a)	132	6
Spansion, Inc. (Class A) (a)	6,946	81
support.com, Inc. (a)	672	3
Symmetricom, Inc. (a)	5,362	32
Synacor, Inc. (a)	3,626	23
SYNNEX Corp. (a)	2,719	90
Tangoe, Inc. (a)	1,394	18
TeleNav, Inc. (a)	661	5
TeleTech Holdings, Inc. (a)	2,579	44
TiVo, Inc. (a)	7,137	83
TNS, Inc. (a)	367	5
TriQuint Semiconductor, Inc. (a)	4,700	24
Ultra Clean Holdings (a)	8,069	39
Ultratech, Inc. (a)	1,284	42
Unisys Corp. (a)	6,440	111
United Online, Inc.	5,025	29
VistaPrint NV (a)	300	9
Websense, Inc. (a)	2,810	39
XO Group, Inc. (a)	2,688	21
Yelp, Inc. (a)	800	15
Zygo Corp. (a)	174	3

		4,441

Materials - 5.6%
A. Schulman, Inc.	1,900	50
Boise, Inc.	7,619	62
Buckeye Technologies, Inc.	2,306	64
Chemtura Corp. (a)	2,334	47
Coeur d’Alene Mines Corp. (a)	6,280	146

Georgia Gulf Corp.	430	20
Golden Star Resources, Ltd. (a)	8,779	16
Graphic Packaging Holding Co. (a)	2,499	16
Handy & Harman, Ltd. (a)	206	3
Headwaters, Inc. (a)	4,689	36
Innospec, Inc. (a)	4,173	133
Kaiser Aluminum Corp.	343	21
Koppers Holdings, Inc.	2,332	83
Landec Corp. (a)	3,173	32
Minerals Technologies, Inc.	1,433	106
Myers Industries, Inc.	6,209	92
Noranda Aluminium Holding Corp.	2,542	15
Omnova Solutions, Inc. (a)	13,962	104
P.H. Glatfelter Co.	5,277	90
PolyOne Corp.	6,132	123
Schweitzer-Mauduit International, Inc.	3,843	144
Spartech Corp. (a)	474	4
Stepan Co.	25	2
SunCoke Energy, Inc. (a)	4,629	75

		1,484

Telecommunication Services - 1.1%
Cbeyond, Inc. (a)	760	6
Cincinnati Bell, Inc. (a)	1,151	6
IDT Corp. (Class B)	3,285	30
magicJack VocalTec, Ltd. (a)	5,698	98
Premiere Global Services, Inc. (a)	6,400	54
USA Mobility, Inc.	2,863	33
Vonage Holdings Corp. (a)	25,848	63

		290

Utilities - 3.0%
American DG Energy, Inc. (a)	933	2
Avista Corp.	1,436	34
Black Hills Corp.	212	8
Cadiz, Inc. (a)	371	3
California Water Service Group	776	14
Chesapeake Utilities Corp.	400	18
Cleco Corp.	1,302	52
Delta Natural Gas Co., Inc.	1,845	38
El Paso Electric Co.	4,075	130
Genie Energy, Ltd. (Class B)	2,400	16
GenOn Energy, Inc. (a)	7,512	19
IDACORP, Inc.	2,603	111
Middlesex Water Co.	219	4
NorthWestern Corp.	1,137	39
PNM Resources, Inc.	6,930	146
Portland General Electric Co.	574	16
South Jersey Industries, Inc.	336	17
Southwest Gas Corp.	1,690	71

Enhanced Small Cap Fund	25

SSgA

Enhanced Small Cap Fund

Schedule of Investments, continued — November 30, 2012 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

The Laclede Group, Inc.	639	26
UNS Energy Corp.	1,115	48

		812

Total Common Stocks (cost $22,523)		26,197

Short-Term Investment - 0.7%
SSgA Prime Money Market Fund (cost $171)	170,978	171

Total Investments - 99.6% (identified cost $22,694)		26,368

Other Assets and Liabilities, Net - 0.4%		117

Net Assets - 100.0%		26,485

Footnotes:

(a)	Non-income producing security.
(b)	Less than $500.
(c)	Real Estate Investment Trust (REIT).

Amounts in thousands (except contract amounts)

Futures Contracts	Number of Contracts	Notional Amount		Expiration Date	Unrealized Appreciation (Depreciation) $

Long Positions
Russell 2000 Mini Index Futures	3	USD	246	12/12	3

Total Unrealized Appreciation (Depreciation) on Open Futures Contracts†					3

Footnote:

†	Cash collateral balances were held in connection with futures contract purchased (sold) by the Fund. See Note 2 in the Notes to Quarterly Report.

See accompanying notes which are an integral part of the quarterly report.

26	Enhanced Small Cap Fund

SSgA

Enhanced Small Cap Fund

Presentation of Portfolio Holdings — November 30, 2012 (Unaudited)

Amounts in thousands

	Market Value
Categories	Level 1	Level 2	Level 3	Total
Consumer Discretionary	$3,793	$—	$—	$3,793
Consumer Staples	898	—	—	898
Energy	1,559	—	—	1,559
Financials	5,699	—	—	5,699
Health Care	3,149	—	—	3,149
Industrials	4,072	—	—	4,072
Information Technology	4,441	—	—	4,441
Materials	1,484	—	—	1,484
Telecommunication Services	290	—	—	290
Utilities	812	—	—	812
Short-Term Investments	171	—	—	171

Total Investments	26,368	—	—	26,368

Other Financial Instruments
Futures Contracts	3	—	—	3

Total Other Financial Instruments*	$3	$—	$—	$3

*	Other financial instruments reflected in the Schedule of Investments, such as futures, forwards, and swap contracts which are valued at the unrealized appreciation (depreciation) on the instruments.

For a description of the levels see note 2 in the Notes to Quarterly Report.

There were no transfers in and out of Levels 1, 2 and 3 during the period ended November 30, 2012.

See accompanying notes which are an integral part of the quarterly report.

Enhanced Small Cap Fund	27

SSgA

Equity Funds

Notes to Quarterly Report — November 30, 2012 (Unaudited)

1. Organization

The SSgA Funds (the “Investment Company”) is a series mutual fund, comprised of 14 investment portfolios that were in operation as of November 30, 2012. This Quarterly Report on four funds: the SSgA Dynamic Small Cap Fund, SSgA Clarion Real Estate Fund (formerly Tuckerman Active REIT Fund), SSgA IAM SHARES Fund, and SSgA Enhanced Small Cap Fund, each a “Fund” and collectively referred to as the “Funds,” each of which has distinct investment objectives and strategies. Each Fund is an open-end management investment company, as defined in the Investment Company Act of 1940, as amended (the “1940 Act”). The Investment Company was organized as a Massachusetts business trust on October 3, 1987 and operates under a Second Amended and Restated Master Trust Agreement, dated May 15, 2012 (the “Agreement”). The Agreement permits the Board of Trustees (the “Board”) to issue an unlimited number of full and fractional shares of beneficial interest at a $.001 par value.

2. Significant Accounting Policies

The Funds’ portfolio holdings and other financial information presented in this Quarterly Report are prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which require the use of management estimates and assumptions at the date of the Quarterly Report. Actual results could differ from those estimates. The following is a summary of the significant accounting policies consistently followed by each Fund in the preparation of this Quarterly Report.

Security Valuation

U.S. GAAP defines fair market value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires a separate disclosure of the fair value hierarchy, for each major category of assets and liabilities that segregates fair value measurements into levels (Level 1, 2, and 3). In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

•	Level 1 — Inputs using quoted prices (unadjusted) in active markets or exchanges for identical assets and liabilities.

•

Level 2 — Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are non-active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

•

Level 3 — Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The valuation techniques and significant inputs used in determining the fair market values of financial instruments classified as Level 1 and Level 2 of the fair value hierarchy are as follows:

Common stocks, exchange traded funds and derivatives that are traded on a national securities exchange are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

Fixed income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. Treasury obligations, sovereign issues, bank loans, bank notes and non-U.S. bonds are normally valued by pricing service providers that use broker-dealer quotations or valuation estimates from their internal pricing models. The service providers’

28	Notes to Quarterly Report

SSgA

Equity Funds

Notes to Quarterly Report, continued — November 30, 2012 (Unaudited)

internal models use inputs that are observable, such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads and default rates. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Fixed income securities purchased on a delayed-delivery basis are marked-to-market daily until settlement at the forward settlement date and are categorized as Level 2 of the fair value hierarchy.

Mortgage and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by pricing service providers that use broker-dealer quotations or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, estimated cash flows of each tranche, market-based yield spreads for each tranche, current market data and incorporates deal collateral performance, as available. Mortgage and asset-backed securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Investments in privately held investment funds are valued based upon the Net Asset Value (“NAV”) of such investments and are categorized as Level 2 of the fair value hierarchy.

Short-term instruments purchased by the Funds and maturing within 60 days of the time of purchase are valued at “amortized cost” unless the Board determines that amortized cost does not represent fair value. These investments are categorized as Level 2 of the fair value hierarchy.

Financial over-the-counter derivative instruments are instruments such as foreign currency contracts, options contracts, or swap agreements that derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. These contracts are normally valued on the basis of broker-dealer quotations or pricing service providers. Depending on the product and the terms of the transaction, the value of the derivative contracts can be estimated by a pricing service provider using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as issuer details, indices, spreads, interest rates, curves, dividends and exchange rates. Derivatives that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Events or circumstances affecting the values of fund securities that occur between the closing of the principal markets on which they trade and the time the NAV of fund shares is determined may be reflected in the Investment Company’s calculation of NAVs for each applicable fund when the Investment Company deems that the particular event or circumstance would materially affect such fund’s NAV. Funds that invest primarily in frequently traded exchange-listed securities will use fair value pricing in limited circumstances since reliable market quotations will often be readily available. If market quotations are not readily available for a security or if subsequent events suggest that a market quotation is not reliable, the Funds will use the security’s fair value, as determined in accordance with Fair Value Procedures adopted by the Board. Funds that invest in foreign securities are likely to use fair value pricing more often since significant events may occur between the close of foreign markets and the time of pricing which would trigger fair value pricing of the foreign securities. Although there are observable inputs assigned on a security level, prices are derived from factors using proprietary models or matrix pricing. For this reason, significant events will cause movement between Levels 1 and 2. Funds that invest in low-rated debt securities are also likely to use fair value pricing more often since the markets in which such securities are traded are generally thinner, more limited and less active than those for higher rated securities. Examples of events that could trigger fair value pricing of one or more securities are: (1) market quotations are not readily available because a portfolio security is not traded in a public market or the principal market in which the security trades is closed; (2) trading in a portfolio security is suspended and not resumed prior to the time as of which the Funds calculate their NAV; (3) where a significant event affecting the value of a portfolio security is determined to have occurred between the time of the market quotation provided for a portfolio security and the time as of which the Funds calculate their NAV; (4) a security’s price has remained unchanged over an extended period of time (often referred to as a “stale price”), or (5) the Funds’ custodian or administrator determines that a market quotation is inaccurate.

Notes to Quarterly Report	29

SSgA

Equity Funds

Notes to Quarterly Report, continued — November 30, 2012 (Unaudited)

Preferred stock and other equities traded on inactive markets or valued by reference to similar instruments are also categorized as Level 2 of the fair value hierarchy.

The NAV of a Fund’s portfolio that includes foreign securities may change on days when shareholders will not be able to purchase or redeem fund shares, since foreign securities can trade on non-business days.

Level 3 Trading Assets and Trading Liabilities, at Fair Value

The valuation techniques and significant inputs used in determining the fair values of financial instruments classified as Level 3 of the fair value hierarchy are as follows:

Securities and other assets for which market quotes are not readily available are valued at fair value as determined in good faith by the Board and are categorized as Level 3 of the fair value hierarchy. Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information or broker quotes).

When fair valuation methods are applied that use significant unobservable inputs to determine a Fund’s NAV, securities will not be priced on the basis of quotes from the primary market in which they are traded, but rather may be priced by another method that the Board or persons action at their direction believe accurately reflects fair value and are categorized as Level 3 of the fair value hierarchy. Fair value pricing may require subjective determinations about the value of a security. While the securities valuation procedures are intended to result in a calculation of a Fund’s NAV that fairly reflects security values as of the time of pricing, the process cannot guarantee that fair values determined by the Board or persons acting at their direction would accurately reflect the price that a Fund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by a Fund may differ from the value that would be realized if the securities were sold.

The levels associated with valuing the Funds’ instruments for the period ended November 30, 2012, are disclosed in the Presentation of Portfolio Holdings following the Schedules of Investments.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported market values that presents changes attributable to total realized and unrealized gains or losses, purchases and sales, and transfers in/out of the Level 3 category during the period. In accordance with the requirements of U.S. GAAP, a fair value hierarchy and Level 3 reconciliation, if any, have been included in the Notes to the Schedule of Investments for each respective Fund.

Securities Transactions

Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions, if any, are recorded on the basis of identified cost which is the same basis used for federal income taxes.

Investment Income

Dividend income is recorded net of applicable withholding taxes on the ex-dividend date and interest income is recorded daily on the accrual basis.

Federal Income Taxes

At November 30, 2012, the Funds’ aggregate cost of investments and the comparison of unrealized appreciation and depreciation of investment securities for federal income tax purposes are as follows:

	Dynamic Small Cap Fund	Clarion Real Estate Fund	IAM SHARES Fund	Enhanced Small Cap Fund
Cost of Investments for Tax Purposes	$12,220,699	$34,843,451	$136,416,645	$22,755,796

Gross Tax Unrealized Appreciation	$1,380,732	$21,355,856	$59,441,585	$4,825,315
Gross Tax Unrealized Depreciation	$(201,756)	$(34,195)	$(20,304,874)	$(1,212,904)

Net Unrealized Appreciation (Depreciation)	$1,178,976	$21,321,661	$39,136,711	$3,612,411

30	Notes to Quarterly Report

SSgA

Equity Funds

Notes to Quarterly Report, continued — November 30, 2012 (Unaudited)

Derivatives

To the extent permitted by the investment objective, restrictions and policies set forth in each Fund’s Prospectus and Statement of Additional Information, the Funds may invest in various derivative-based transactions. Derivative securities are instruments or agreements whose value is derived from an underlying security or index. The Funds’ use of derivatives includes exchange-traded futures. These instruments offer unique characteristics and risks that assist the Funds in meeting their investment objectives.

The Funds typically use derivatives in three ways: cash equitization, hedging, and return enhancement. Cash equitization is a technique that may be used by the Funds through the use of options and futures to earn “market-like” returns with the Funds’ excess and liquidity reserve cash balances. Hedging is used by the Funds to limit or control risks, such as adverse movements in exchange rates and interest rates. Return enhancement can be accomplished through the use of derivatives in the Funds. By purchasing certain instruments, the Funds may more effectively achieve the desired portfolio characteristics that assist in meeting the Funds’ investment objectives. Depending on how the derivatives are structured and utilized, the risks associated with them may vary widely. These risks are generally categorized as market risk, liquidity risk, counterparty risk, interest rate risk and credit risk.

Investments in a derivative instrument could lose more than the principal amount invested. Compared to conventional securities, derivatives can be more sensitive to changes in interest rates or to sudden fluctuations in market prices and thus a Fund’s losses may be greater if it invests in derivatives than if it invests only in conventional securities. The use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in equity or fixed income securities, currencies or other investments. Derivatives are subject to a number of risks such as liquidity risk, market risk, credit risk, default risk, counterparty risk and management risk. They also involve the risk of mispricing or improper valuation and the risk that changes in the value of the derivative may not correlate exactly with the change in the value of the underlying asset, rate or index.

The fair values of the Funds’ derivative instruments as shown on the Statements of Assets and Liabilities, categorized by risk exposure for the period ended November 30, 2012 were as follows:

	IAM SHARES Fund	Enhanced Small Cap Fund
Derivatives not accounted for as hedging instruments	Equity Contracts	Equity Contracts
Location
Statement of Assets and Liabilities — Assets
Unrealized appreciation on futures contracts	$—	$3

Location
Statement of Assets and Liabilities — Liabilities
Unrealized depreciation on futures contracts	$126	$—

The Dynamic Small Cap Fund and Clarion Real Estate Fund had no derivative holdings as of November 30, 2012.

	Number of Futures Contracts Outstanding
Quarter Ended	IAM SHARES Fund	Enhanced Small Cap Fund
August 31, 2012	14	2
November 30, 2012	14	3

Futures Contracts

A futures contract is an agreement to buy or sell a security, or deliver a cash settlement, in connection with an interest rate, an index, currency or other asset. The risk of loss in trading futures contracts in some strategies is potentially unlimited. The

Notes to Quarterly Report	31

SSgA

Equity Funds

Notes to Quarterly Report, continued — November 30, 2012 (Unaudited)

entire amount invested in futures contracts could be lost. There also is no assurance that a liquid secondary market will exist for futures contracts and options in which a fund may invest. Participation in the futures markets, as well as the use of various forward contracts, involves investment risks and transaction costs to which the fund would not be subject absent the use of these strategies. If the fund’s predictions of movements in the direction of the securities, fixed income or currencies markets are inaccurate, the adverse consequences to the fund may leave the fund in a worse position than if such strategies were not used.

The Funds are currently utilizing exchange-traded futures contracts. The primary risks associated with the use of futures contracts are an imperfect correlation between the change in market value of the securities held by the Funds and the prices of futures contracts and the possibility of an illiquid market. Upon entering into a futures contract, the Funds are required to deposit with a broker an amount, termed the initial margin, which typically represents 5% of the purchase price indicated in the futures contract. Payments to and from the broker, known as the variation margin, are required to be made on a daily basis as the price of the futures contract fluctuates. Changes in initial settlement value are accounted for as unrealized appreciation (depreciation) until the contracts are terminated, at which time realized gains (losses) are recognized. As of November 30, 2012, the Enhanced Small Cap Fund had a $12,000 cash collateral balance held in connection with futures contracts purchased (sold).

For the period ended November 30, 2012, the following Funds entered into future contracts primarily for the strategies listed below:

Funds	Strategies
IAM SHARES Fund	Equitize cash and cash equivalents
Enhanced Small Cap Fund	Hedging duration

Guarantees

In the normal course of business, the Funds enter into contracts that contain a variety of representations which provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds expect the risk of loss to be remote.

3. Investment Transactions

Securities Lending

The Investment Company participates in a securities lending program whereby each Fund can loan securities with a value up to 33 1/3% of its total assets. Each Fund receives cash (U.S. currency), U.S. Government, U.S. Government agency obligations or foreign government securities as collateral against the loaned securities. To the extent that a loan is secured by cash collateral, such collateral must be invested by State Street Bank and Trust Company, as the lending agent, in short-term instruments, money market mutual funds, and such other short-term investments, provided the investments meet certain quality and diversification requirements. Under the securities lending arrangement, the collateral received is recorded on a lending Fund’s statement of assets and liabilities along with the related obligation to return the collateral. At year end, all such cash collateral was invested in the State Street Navigator Securities Prime Lending Portfolio, a money market fund affiliated with the Funds’ investment advisor.

Income generated from the investment of cash collateral, less negotiated rebate fees paid to participating brokers and transaction costs, is divided between the Fund and the lending agent and is recorded as securities lending income for the Funds. To the extent that a loan is secured by non-cash collateral, brokers pay the Fund negotiated lenders’ fees, which are divided between the Fund and the lending agent and are recorded as security lending income for the Fund. All collateral received will be in an amount at least equal to 102% (for loans of U.S. securities) or 105% (for non-U.S. securities) of the market value of the loaned securities at the inception of each loan. The market value of the loaned securities is determined at

32	Notes to Quarterly Report

SSgA

Equity Funds

Notes to Quarterly Report, continued — November 30, 2012 (Unaudited)

the close of business of the Funds, and any additional required collateral is delivered to the Funds the next day. Should the borrower of the securities fail financially, there is a risk of delay in recovery or loss of rights in the securities loaned or loss of rights in the collateral. Consequently, loans are made only to borrowers which are deemed to be of good financial standing.

As of November 30, 2012, the non-cash collateral received for the securities on loan was as follows:

	Non-Cash Collateral Value	Non-Cash Collateral Holding
IAM SHARES Fund	$185,728	Pool of U.S. Government Bonds

4. Related Party Transactions

The Funds are permitted to invest their cash reserves (i.e., monies awaiting investment in portfolio securities suitable for the Funds’ objectives) in the SSgA Prime Money Market Fund (“Central Fund”) (a series of the Investment Company not presented herein). Shares of the Central Fund sold to and redeemed from any participating fund will not be subject to a redemption fee, distribution fee or service fee. If Central Fund shares sold to or redeemed from a participating fund are subject to any such distribution or service fee, the Advisor will waive its advisory fee for each participating fund in an amount that offsets the amount of such distribution and/or service fees incurred by the participating fund. Effective September 1, 2006, the Advisor has voluntarily agreed to waive a portion of any participating Fund’s advisory fee equal to the advisory fee paid by that participating Fund to the Central Fund. As of November 30, 2012, $4,401,561 of the Central Fund’s net assets represents investments by these Funds, and $15,046,539 represents the investments of other Investment Company Funds not presented herein.

5. Market, Credit and Counterparty Risk

In the normal course of business, the Funds invest in securities and enter into transactions where risks exist due to fluctuations in the market (market risk) or failure of the other party to a transaction to perform (counterparty risk). The value of securities held by the Funds may decline in response to certain events, including those directly involving the companies whose securities are owned by the Funds; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency and interest rate and price fluctuations. Similar to credit risk, the Funds may be exposed to counterparty risk, or the risk that an entity with which the Funds have unsettled or open transactions may default. Financial assets, which potentially expose the Funds to credit and counterparty risks, consist principally of investments and cash due from counterparties. The extent of a Fund’s exposure to credit and counterparty risks in respect to these financial assets approximates their value as recorded in the Fund’s Schedules of Investments.

Notes to Quarterly Report	33

SSgA

Equity Funds

Shareholder Requests for Additional Information — November 30, 2012 (Unaudited)

The Funds have adopted the proxy voting policies of the Advisor. A description of the policies and procedures that the Funds have adopted to determine how to vote proxies relating to portfolio securities are contained in the Funds’ Statement of Additional Information, which is available (i) without charge, upon request, by calling the Funds at (800) 647-7327, (ii) on the Funds’ website at www.ssgafunds.com, (iii) on the Securities and Exchange Commission’s website at www.sec.gov, or (iv) at the Securities and Exchange Commission’s public reference room.

The Funds will file their complete schedules of investments with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. For the second and fourth quarters, the complete schedules of investments are available in the Funds’ semi-annual and annual financial statements. The Funds’ Form N-Q is available (i) without charge, upon request, by calling the Funds at (800) 647-7327, (ii) on the Funds’ website at www.ssgafunds.com, (iii) on the Securities and Exchange Commission’s website at www.sec.gov, or (iv) at the Securities and Exchange Commission’s public reference room.

34	Shareholder Requests for Additional Information

I N S T I T U T I O N A L  M O N E Y  M  A R K E T  F U N D S

U.S. Treasury Money Market Fund

Prime Money Market Fund

Quarterly Report

November 30, 2012

SSgA Funds

Institutional Money Market Funds

Quarterly Report

November 30, 2012 (Unaudited)

“SSgA” is a registered trademark of State Street Corporation and is licensed for use by the SSgA Funds.

This report is prepared from the books and records of the Funds and it is submitted for the general information of shareholders. This information is for distribution to prospective investors only when preceded or accompanied by a SSgA Funds Prospectus containing more complete information concerning the investment objectives and operations of the Funds, charges and expenses. The Prospectus should be read carefully before an investment is made.

An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or another governmental agency. Although a money market fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in a money market fund.

This page has been intentionally left blank.

SSgA

U.S. Treasury Money Market Fund

Schedule of Investments — November 30, 2012 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Rate % (#)	Date of Maturity	Value $
Treasury Debt - 81.1%
U.S. Treasury Bill	300,000	0.100	12/06/12	299,996
U.S. Treasury Bill	50,000	0.148	12/27/12	49,995
U.S. Treasury Bill	305,000	0.085	01/03/13	304,976
U.S. Treasury Bill	379,000	0.088	01/03/13	378,970
U.S. Treasury Bill	116,000	0.090	01/03/13	115,990
U.S. Treasury Bill	359,000	0.108	01/10/13	358,957
U.S. Treasury Bill	41,000	0.110	01/10/13	40,995
U.S. Treasury Bill	50,000	0.145	01/10/13	49,992
U.S. Treasury Bill	250,000	0.093	01/17/13	249,970
U.S. Treasury Bill	50,000	0.140	01/17/13	49,991
U.S. Treasury Bill	250,000	0.101	01/24/13	249,963
U.S. Treasury Bill	50,000	0.140	01/24/13	49,989
U.S. Treasury Bill	100,000	0.101	01/31/13	99,983
U.S. Treasury Bill	200,000	0.115	01/31/13	199,960
U.S. Treasury Bill	75,000	0.145	01/31/13	74,982
U.S. Treasury Bill	100,000	0.101	02/07/13	99,980
U.S. Treasury Bill	102,000	0.105	02/07/13	101,980
U.S. Treasury Bill	98,000	0.108	02/07/13	97,980
U.S. Treasury Bill	50,000	0.140	02/07/13	49,987
U.S. Treasury Bill	194,000	0.103	02/14/13	193,959
U.S. Treasury Bill	56,000	0.105	02/14/13	55,988
U.S. Treasury Bill	100,000	0.108	02/14/13	99,977
U.S. Treasury Bill	50,000	0.143	02/14/13	49,985
U.S. Treasury Bill	188,000	0.093	02/21/13	187,960
U.S. Treasury Bill	63,000	0.095	02/21/13	62,987
U.S. Treasury Bill	50,000	0.145	02/21/13	49,983
U.S. Treasury Bill	50,000	0.140	02/28/13	49,983

Total Treasury Debt
(amortized cost $3,675,458)				3,675,458

Total Investments - 81.1%
(amortized cost $3,675,458)				3,675,458

Repurchase Agreements - 17.1%
Treasury Repurchase Agreements - 17.1%
Agreement with BNP Paribas and The Bank of New York Mellon Corp. (Tri-Party) of $150,000 dated November 30, 2012 at 0.210% to be repurchased at $150,003 on December 3, 2012, collateralized by: $117,505 par various United States Government Treasury Obligations valued at $153,000.				150,000
Agreement with JPM Chase and JPMorgan Chase & Co. (Tri-Party) of $175,000 dated November 30, 2012 at 0.210% to be repurchased at $175,003 on December 3, 2012, collateralized by: $175,076 par various United States Government Treasury Obligations valued at $178,501.				175,000
Agreement with Merrill Lynch and The Bank of New York Mellon Corp. (Tri-Party) of $150,000 dated November 30, 2012 at 0.210% to be repurchased at $150,003 on December 3, 2012, collateralized by: $137,300 par various United States Government Treasury Obligations valued at $153,000.				150,000
Agreement with Morgan Stanley and The Bank of New York Mellon Corp. (Tri-Party) of $150,000 dated November 30, 2012 at 0.220% to be repurchased at $150,003 on December 3, 2012, collateralized by: $150,406 par various United States Government Treasury Obligations valued at $153,000.				150,000

U.S. Treasury Money Market Fund        3

SSgA

U.S. Treasury Money Market Fund

Schedule of Investments, continued — November 30, 2012 (Unaudited)

Amounts in thousands (except share amounts)

Value $
Agreement with Societe Generale and The Bank of New York Mellon Corp. (Tri-Party) of $150,000 dated November 30, 2012 at 0.220% to be repurchased at $150,003 on December 3, 2012, collateralized by: $122,170 par various United States Government Treasury Obligations valued at $153,000.	150,000

Total Treasury Repurchase Agreements
(identified cost $775,000)	775,000

Total Repurchase Agreements
(identified cost $775,000)	775,000

Total Investments and Repurchase Agreements - 98.2% (a)
(cost $4,450,458) (b)	4,450,458

Other Assets and Liabilities, Net - 1.8%	79,933

Net Assets - 100.0%	4,530,391

Footnotes:

(a)	Unless otherwise indicated, the values of securities of the Fund are determined based on Level 2 inputs. (Note 2)
(b)	The identified cost for Federal income tax purposes.
#	For purposes of this report, for non-interest bearing Commercial Paper and Discount Notes, the discount rate at purchase is used to populate the coupon rate column.

See accompanying notes which are an integral part of the quarterly report.

4        U.S. Treasury Money Market Fund

SSgA

Prime Money Market Fund

Schedule of Investments — November 30, 2012 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Rate % (#)	Date of Maturity	Value $
Asset Backed Commercial Paper - 4.7%
Aspen Funding Corp. (a)	75,000	0.300	01/24/13	74,966
Collateralized Commercial Paper Co. LLC	85,000	0.370	03/01/13	84,921
Kells Funding LLC (a)	75,000	0.510	01/17/13	74,950
Kells Funding LLC (a)	105,000	0.285	03/04/13	104,921
Newport Funding Corp. (a)	105,000	0.300	02/25/13	104,925
Ridgefield Funding Co. (a)	35,000	0.800	01/09/13	34,970

Total Asset Backed Commercial Paper
(amortized cost $479,653)				479,653

Certificates of Deposit - 43.6%
Bank of Montreal	50,000	0.376	12/05/12	50,000
Bank of Nova Scotia (next reset date 12/06/12) (b)	300,000	0.249	03/06/13	300,000
Bank of Nova Scotia (next reset date 12/07/12) (b)	130,000	0.269	05/07/13	130,000
Bank of Tokyo - Mitsubishi	375,000	0.260	02/12/13	375,000
Bank of Tokyo - Mitsubishi	125,000	0.270	03/06/13	125,000
Barclays Bank (next reset date 12/06/12) (b)	175,000	0.719	03/06/13	175,000
BNP Paribas	30,000	0.630	02/11/13	30,000
Credit Suisse	50,000	0.330	02/01/13	50,000
Credit Suisse	400,000	0.330	02/12/13	400,000
Credit Suisse (next reset date 12/27/12) (b)	105,000	0.309	03/26/13	105,000
DNB Bank ASA (next reset date 12/05/12) (b)	150,000	0.350	07/05/13	149,995
ING Bank NV	500,000	0.590	02/15/13	500,000
Lloyds TSB Bank	40,000	0.280	12/11/12	40,000
Lloyds TSB Bank	40,000	0.250	12/24/12	40,000
Lloyds TSB Bank	50,000	0.250	01/02/13	50,000
Lloyds TSB Bank	45,000	0.250	01/14/13	45,000
Lloyds TSB Bank	82,000	0.250	01/23/13	82,000
Lloyds TSB Bank	142,000	0.290	03/06/13	142,000
National Australia Bank Ltd. (next reset date 12/04/12) (b)	200,000	0.310	02/04/13	200,000
Nordea Bank AB	100,000	0.240	02/04/13	100,000
Rabobank Nederland NV	150,000	0.459	01/02/13	150,000
Rabobank Nederland NV	50,000	0.454	01/04/13	50,000
Rabobank Nederland NV	100,000	0.410	01/28/13	100,000
Rabobank Nederland NV (next reset date 01/25/13) (b)	25,000	0.385	07/25/13	25,000
Rabobank Nederland NV (next reset date 01/25/13) (b)	55,000	0.395	07/25/13	55,000
Royal Bank of Canada (next reset date 02/11/13) (b)	30,000	0.360	08/12/13	30,000
Royal Bank of Canada (next reset date 02/27/13) (b)	21,100	0.362	08/27/13	21,100
Royal Bank of Canada (next reset date 12/06/12) (b)	36,300	0.462	09/06/13	36,300
Skandinaviska Enskilda Banken AB (next reset date 12/04/12) (b)	190,000	0.420	04/04/13	190,000
Skandinaviska Enskilda Banken AB	150,000	0.340	04/12/13	150,000
Svenska Handelsbanken AB	40,000	0.255	01/02/13	40,000
Svenska Handelsbanken AB	72,000	0.240	02/06/13	72,000
Svenska Handelsbanken AB	45,000	0.245	02/14/13	45,000
Svenska Handelsbanken AB	200,000	0.255	03/13/13	200,003
Swedbank AB	101,000	0.440	02/04/13	101,000
UBS AG (next reset date 12/03/12) (b)	105,000	0.342	05/01/13	105,000

Total Certificates of Deposit
(amortized cost $4,459,398)				4,459,398

Prime Money Market Fund        5

SSgA

Prime Money Market Fund

Schedule of Investments, continued — November 30, 2012 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Rate % (#)	Date of Maturity	Value $
Financial Company Commercial Paper - 11.5%
DNB Bank ASA (a)	100,000	0.362	01/28/13	100,000
General Electric Capital Corp.	24,000	0.240	02/25/13	23,986
HSBC Bank PLC (next reset date 12/07/12) (a) (b)	40,000	0.318	02/07/13	40,000
HSBC Bank PLC (next reset date 01/09/13) (a) (b)	40,000	0.393	07/09/13	40,000
JPMorgan Chase & Co. (next reset date 12/10/12) (b)	80,000	0.289	04/08/13	80,000
JPMorgan Chase & Co. (next reset date 12/24/12) (b)	95,000	0.298	04/22/13	95,000
Nationwide Building Society (a)	35,000	0.400	01/04/13	34,987
Nationwide Building Society (a)	60,000	0.500	02/26/13	59,928
Nationwide Building Society (a)	30,000	0.380	03/22/13	29,965
Nationwide Building Society (a)	65,000	0.380	04/02/13	64,916
Skandinaviska Enskilda Banken AB (a)	75,000	0.350	04/19/13	74,899
Sumitomo Mitsui Banking Corp. (a)	150,000	0.285	02/07/13	149,919
Sumitomo Mitsui Banking Corp. (a)	300,000	0.260	02/20/13	299,824
Swedbank AB	50,000	0.280	02/11/13	49,972
Toyota Motor Credit Corp.	18,000	0.240	02/20/13	17,990
Toyota Motor Credit Corp.	14,000	0.270	03/08/13	13,990

Total Financial Company Commercial Paper
(amortized cost $1,175,376)				1,175,376

Government Agency Debt - 0.6%
Federal Home Loan Mortgage Corp.
(amortized cost $59,981)	60,000	0.159	02/11/13	59,981

Other Notes - 3.7%
Bank of America NA	55,000	0.350	01/02/13	55,000
Bank of America NA	125,000	0.310	01/14/13	125,000
DNB Bank ASA (a)	64,000	0.160	12/03/12	64,000
Rabobank Nederland NV (a)	107,000	0.520	12/14/12	107,000
Toyota Motor Credit Corp. (next reset date 12/10/12) (b)	21,070	0.460	09/09/13	21,070

Total Other Notes
(amortized cost $372,070)				372,070

Treasury Debt - 0.7%
U.S. Treasury Note (amortized cost $71,106)	71,000	0.155	01/15/13	71,106

Total Investments - 64.8%
(amortized cost $6,617,584)				6,617,584

Repurchase Agreements - 35.2%
Government Agency Repurchase Agreements - 25.3%
Agreement with BNP Paribas and The Bank of New York Mellon Corp. (Tri-Party) of $149,000 dated November 30, 2012 at 0.220% to be repurchased at $149,003 on December 3, 2012, collateralized by: $142,273 par various United States Government Mortgage Agency Obligations valued at $151,980.				149,000
Agreement with Calyon Financial, Inc. and The Bank of New York Mellon Corp. (Tri-Party) of $102,000 dated November 30, 2012 at 0.230% to be repurchased at $102,002 on December 3, 2012, collateralized by: $93,010 par various United States Government Mortgage Agency Obligations valued at $104,040.				102,000

6        Prime Money Market Fund

SSgA

Prime Money Market Fund

Schedule of Investments, continued — November 30, 2012 (Unaudited)

Amounts in thousands (except share amounts)

Value $
Agreement with Calyon Financial, Inc. and The Bank of New York Mellon Corp. (Tri-Party) of $107,000 dated November 30, 2012 at 0.240% to be repurchased at $107,002 on December 3, 2012, collateralized by: $152,644 par various United States Government Mortgage Agency Obligations valued at $109,140.	107,000
Agreement with Deutsche Bank AG and The Bank of New York Mellon Corp. (Tri-Party) of $132,000 dated November 30, 2012 at 0.250% to be repurchased at $132,003 on December 3, 2012, collateralized by: $124,370 par various United States Government Mortgage Agency Obligations valued at $134,640.	132,000
Agreement with Goldman Sachs & Co. and The Bank of New York Mellon Corp. (Tri-Party) of $519,000 dated November 30, 2012 at 0.230% to be repurchased at $519,010 on December 3, 2012, collateralized by: $513,975 par various United States Government Mortgage Agency Obligations valued at $529,380.	519,000
Agreement with Goldman Sachs & Co. and The Bank of New York Mellon Corp. (Tri-Party) of $150,000 dated November 30, 2012 at 0.220% to be repurchased at $150,006 on December 7, 2012, collateralized by: $232,060 par various United States Government Mortgage Agency Obligations valued at $153,000.	150,000
Agreement with Goldman Sachs & Co. and The Bank of New York Mellon Corp. (Tri-Party) of $350,000 dated November 30, 2012 at 0.210% to be repurchased at $350,014 on December 4, 2012, collateralized by: $654,475 par various United States Government Mortgage Agency Obligations valued at $357,000.	350,000
Agreement with Goldman Sachs & Co. and The Bank of New York Mellon Corp. (Tri-Party) of $150,000 dated November 30, 2012 at 0.210% to be repurchased at $150,006 on December 5, 2012, collateralized by: $139,673 par various United States Government Mortgage Agency Obligations valued at $153,000.	150,000
Agreement with Merrill Lynch and The Bank of New York Mellon Corp. (Tri-Party) of $450,000 dated November 30, 2012 at 0.230% to be repurchased at $450,009 on December 3, 2012, collateralized by: $434,567 par various United States Government Mortgage Agency Obligations valued at $459,000.	450,000
Agreement with Morgan Stanley and The Bank of New York Mellon Corp. (Tri-Party) of $442,000 dated November 30, 2012 at 0.240% to be repurchased at $442,009 on December 3, 2012, collateralized by: $659,200 par various United States Government Mortgage Agency Obligations valued at $450,840.	442,000
Agreement with UBS Warburg and The Bank of New York Mellon Corp. (Tri-Party) of $43,000 dated November 30, 2012 at 0.230% to be repurchased at $43,001 on December 3, 2012, collateralized by: $69,842 par various United States Government Mortgage Agency Obligations valued at $43,860.	43,000

Total Government Agency Repurchase Agreements
(identified cost $2,594,000)	2,594,000

Prime Money Market Fund        7

SSgA

Prime Money Market Fund

Schedule of Investments, continued — November 30, 2012 (Unaudited)

Amounts in thousands (except share amounts)

Value $

Treasury Repurchase Agreements - 9.9%
Agreement with Calyon Financial, Inc. and The Bank of New York Mellon Corp. (Tri-Party) of $186,000 dated November 30, 2012 at 0.220% to be repurchased at $186,003 on December 3, 2012, collateralized by: $161,517 par various United States Government Mortgage Agency Obligations valued at $189,720.	186,000
Agreement with Federal Reserve Bank and The Bank of New York Mellon Corp. (Tri-Party) of $10,000 dated November 30, 2012 at 0.180% to be repurchased at $10,000 on December 3, 2012, collateralized by: $9,776 par various United States Government Mortgage Agency Obligations valued at $10,000.	10,000
Agreement with JPM Chase and JPMorgan Chase & Co. (Tri-Party) of $622,000 dated November 30, 2012 at 0.210% to be repurchased at $622,011 on December 3, 2012, collateralized by: $627,032 par various United States Government Treasury Obligations valued at $634,442.	622,000
Agreement with RBS Securities, Inc. and JPMorgan Chase & Co. (Tri-Party) of $200,000 dated November 30, 2012 at 0.220% to be repurchased at $200,004 on December 3, 2012, collateralized by: $186,427 par various United States Government Treasury Obligations valued at $204,001.	200,000

Total Treasury Repurchase Agreements
(identified cost $1,018,000)	1,018,000

Total Repurchase Agreements
(identified cost $3,612,000)	3,612,000

Total Investments and Repurchase Agreements - 100% (c)
(cost $10,229,584) (d)	10,229,584

Other Assets and Liabilities, Net - 0.0%	466

Net Assets - 100.0%	10,230,050

Footnotes:

(a)	Restricted security (144A) or 4 (2) commercial paper. Security may have contractual restrictions on resale, may have been offered in a private placement transaction, and may not be registered under the Securities Act of 1933.
(b)	Adjustable or floating rate security. Rate shown reflects rate in effect at period end.
(c)	Unless otherwise indicated, the values of securities of the Fund are determined based on Level 2 inputs. (Note 2)
(d)	The identified cost for Federal income tax purposes.
#	For purposes of this report, for non-interest bearing Commercial Paper and Discount Notes, the discount rate at purchase is used to populate the coupon rate column.

See accompanying notes which are an integral part of the quarterly report.

8        Prime Money Market Fund

SSgA

Institutional Money Market Funds

Notes to Quarterly Report — November 30, 2012 (Unaudited)

1. Organization

The SSgA Funds (the “Investment Company”) is a series mutual fund, comprised of 14 investment portfolios that were in operation as of November 30, 2012. This Quarterly Report reports on two funds: the SSgA U.S. Treasury Money Market Fund and SSgA Prime Money Market Fund, each a “Fund” and collectively referred to as the “Funds,” each of which has distinct investment objectives and strategies. Each Fund is an open-end management investment company, as defined in the Investment Company Act of 1940, as amended (the “1940 Act”). The Investment Company was organized as a Massachusetts business trust on October 3, 1987 and operates under a Second Amended and Restated Master Trust Agreement, dated May 15, 2012 (the “Agreement”). The Agreement permits the Board of Trustees (the “Board”) to issue an unlimited number of full and fractional shares of beneficial interest at a $.001 par value.

2. Significant Accounting Policies

The Funds’ portfolio holdings and other financial information presented in this Quarterly Report are prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which require the use of management estimates and assumptions at the date of the Quarterly Report. Actual results could differ from those estimates. The following is a summary of the significant accounting policies consistently followed by each Fund in the preparation of this Quarterly Report.

Security Valuation

As permitted in accordance with Rule 2a-7 of the 1940 Act, each Fund values portfolio investments using the amortized cost method. Under this method, each portfolio instrument is initially valued at cost, and thereafter assumes a constant accretion/amortization to maturity date or next reset date of any discount or premium. While amortized cost provides certainty in valuation, it may result in periods when the value of an instrument is higher or lower than the price a Fund would receive if it sold the instrument.

U.S. GAAP defines fair market value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires a separate disclosure of the fair value hierarchy, for each major category of assets and liabilities that segregates fair value measurements into levels (Level 1, 2, and 3). In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

•	Level 1 — Inputs using quoted prices (unadjusted) in active markets or exchanges for identical assets and liabilities.

•

Level 2 — Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are nonactive, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

•

Level 3 — Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

Notes to Quarterly Report        9

SSgA

Institutional Money Market Funds

Notes to Quarterly Report, continued — November 30, 2012 (Unaudited)

The valuation techniques and significant inputs used in determining the fair market values of financial instruments classified as Level 1 and Level 2 of the fair value hierarchy are as follows:

Short-term instruments purchased by the Funds and maturing within 60 days of the time of purchase are valued at “amortized cost” unless the Board determines that amortized cost does not represent fair value. These investments are categorized as Level 2 of the fair value hierarchy.

Investments in privately held investment funds are valued based upon the Net Asset Value (“NAV”) of such investments and are categorized as Level 2 of the fair value hierarchy.

Level 3 Trading Assets and Trading Liabilities, at Fair Value

The valuation techniques and significant inputs used in determining the fair values of financial instruments classified as Level 3 of the fair value hierarchy are as follows:

Securities and other assets for which market quotes are not readily available are valued at fair value as determined in good faith by the Board and are categorized as Level 3 of the fair value hierarchy. Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information or broker quotes).

When fair valuation methods are applied that use significant unobservable inputs to determine a Fund’s NAV, securities will not be priced on the basis of quotes from the primary market in which they are traded, but rather may be priced by another method that the Board or persons action at their direction believe accurately reflects fair value and are categorized as Level 3 of the fair value hierarchy. Fair value pricing may require subjective determinations about the value of a security. While the securities valuation procedures are intended to result in a calculation of a Fund’s NAV that fairly reflects security values as of the time of pricing, the process cannot guarantee that fair values determined by the Board or persons acting at their direction would accurately reflect the price that a Fund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by a Fund may differ from the value that would be realized if the securities were sold.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported market values that presents changes attributable to total realized and unrealized gains or losses, purchases and sales, and transfers in/out of the Level 3 category during the period. In accordance with the requirements of U.S. GAAP, a fair value hierarchy and Level 3 reconciliation, if any, have been included in the Notes to the Schedule of Investments for each respective Fund.

Securities Transactions

Securities transactions are recorded on a trade date basis, which in most instances is the same as settlement date. Realized gains and losses from securities transactions, if any, are recorded on the basis of identified cost which is the same basis used for federal income taxes.

Investment Income

Interest income is recorded daily on an accrual basis. Distributions received on securities that represent a return on capital or capital gains are recorded as a reduction on cost of investments and/or as a realized gain.

Repurchase Agreements

A repurchase agreement customarily obligates the seller at the time it sells securities to the Funds to repurchase the securities at a mutually agreed-upon price and time. The total amount received by the Funds on repurchase is calculated to

10        Notes to Quarterly Report

SSgA

Institutional Money Market Funds

Notes to Quarterly Report, continued — November 30, 2012 (Unaudited)

exceed the price paid by the Funds, reflecting an agreed-upon market rate of interest for the period of time to the settlement date, and is not necessarily related to the interest rate on the underlying securities. The underlying securities are ordinarily United States Government securities. In most cases, repurchase transactions must be collateralized initially at a minimum of 102% of the repurchase price, but in no event less than 100% of the repurchase price. The use of repurchase agreements involves certain risks. For example, if the seller of securities under a repurchase agreement defaults on its obligation to repurchase the underlying securities (as a result of its bankruptcy or otherwise) the Funds will seek to dispose of such securities; this action could involve losses, costs or delays. The Funds may enter into repurchase agreements maturing within a specified date with domestic dealers, banks and other financial institutions deemed to be creditworthy by the Funds’ investment advisor.

Guarantees

In the normal course of business, the Funds enter into contracts that contain a variety of representations which provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds expect the risk of loss to be remote.

3. Related Party Transactions

The Funds are permitted to invest their cash reserves (i.e., monies awaiting investment in portfolio securities suitable for the Funds’ objectives) in the SSgA Prime Money Market Fund (“Central Fund”) As of November 30, 2012, $19,448,099 represents the investments of other Investment Company Funds not presented herein.

4. Restricted Securities

Restricted securities are subject to contractual limitations on resale, are often issued in private placement transactions, and are not registered under the Securities Act of 1933 (the “Act”). The most common types of restricted securities are those sold under Rule 144A of the Act and commercial paper sold under Section 4(2) of the Act.

A Fund may invest a portion of its net assets not to exceed 5% in securities that are illiquid. Illiquid securities are securities that may not be readily marketable, and that cannot be sold within seven days in the ordinary course of business at the approximate amount at which the Fund has valued the securities. Restricted securities are generally considered to be illiquid.

For the period ended November 30, 2012, there were no restricted securities held by a Fund that were illiquid.

Illiquid securities and restricted securities may be priced by the Funds using the Fair Value Procedures approved by the Board.

5. Market, Credit and Counterparty Risk

In the normal course of business, the Funds invest in securities and enter into transactions where risks exist due to fluctuations in the market (market risk) or failure of the other party to a transaction to perform (counterparty risk). The value of securities held by the Funds may decline in response to certain events, including those directly involving the companies whose securities are owned by the Funds; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency and interest rate and price fluctuations. Similar to credit risk, the Funds may be exposed to counterparty risk, or the risk that an entity with which the Funds have unsettled or open transactions may default. Financial assets, which potentially expose the Funds to credit and counterparty risks, consist principally of investments and cash due from counterparties. The extent of a Fund’s exposure to credit and counterparty risks in respect to these financial assets approximates their value as recorded in the Fund’s Schedules of Investments.

Notes to Quarterly Report        11

SSgA

Institutional Money Market Funds

Shareholder Requests for Additional Information — November 30, 2012 (Unaudited)

The Funds have adopted the proxy voting policies of the Advisor. A description of the policies and procedures that the Funds have adopted to determine how to vote proxies relating to portfolio securities are contained in the Funds’ Statement of Additional Information, which is available (i) without charge, upon request, by calling the Funds at (800) 647-7327, (ii) on the Funds’ website at www.ssgafunds.com, (iii) on the Securities and Exchange Commission’s website at www.sec.gov, or (iv) at the Securities and Exchange Commission’s public reference room.

The Funds will file their complete schedules of investments with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. For the second and fourth quarters, the complete schedules of investments are available in the Funds’ semi-annual and annual financial statements. The Funds’ Form N-Q is available (i) without charge, upon request, by calling the Funds at (800) 647-7327, (ii) on the Funds’ website at www.ssgafunds.com, (iii) on the Securities and Exchange Commission’s website at www.sec.gov, or (iv) at the Securities and Exchange Commission’s public reference room.

12        Shareholder Requests for Additional Information

F I X E D    I N C O M E    F U N D S

Bond Market Fund

Intermediate Fund

High Yield Bond Fund

Quarterly Report

November 30, 2012

SSgA Funds

Fixed Income Funds

Quarterly Report

November 30, 2012 (Unaudited)

“SSgA” is a registered trademark of State Street Corporation and is licensed for use by the SSgA Funds.

This report is prepared from the books and records of the Funds and it is submitted for the general information of shareholders. This information is for distribution to prospective investors only when preceded or accompanied by a SSgA Funds Prospectus containing more complete information concerning the investment objectives and operations of the Funds, charges and expenses. The Prospectus should be read carefully before an investment is made.

This page has been intentionally left blank.

SSgA

Bond Market Fund

Schedule of Investments — November 30, 2012 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $
Long-Term Investments - 95.8%
Asset-Backed Securities - 2.0%
AmeriCredit Automobile Receivables Trust
Series 2012-2 Class A3
1.050%, due 10/11/16	200	201
Bank of America Auto Trust
Series 2012-1 Class A3
0.780%, due 06/15/16	58	58
GE Capital Credit Card Master Note Trust
Series 2012-6 Class A
1.360%, due 08/17/20	219	222
Toyota Auto Receivables Owner Trust
Series 2012-A Class A
0.750%, due 02/16/16	148	149

		630

Corporate Bonds and Notes - 23.1%
AbbVie, Inc.
4.400%, due 11/06/42 (a)	65	69
Aetna, Inc.
1.500%, due 11/15/17	125	126
Alabama Power Co.
5.700%, due 02/15/33	50	64
Altria Group, Inc.
4.250%, due 08/09/42	175	174
American Honda Finance Corp.
1.450%, due 02/27/15 (a)	125	127
American International Group, Inc.
3.800%, due 03/22/17	150	162
Amsouth Bank Series AI
5.200%, due 04/01/15	175	184
Anheuser-Busch InBev Worldwide, Inc.
3.750%, due 07/15/42	53	53
AutoZone, Inc.
2.875%, due 01/15/23	175	172
Baxter International, Inc.
3.650%, due 08/15/42	200	200
CBS Corp.
1.950%, due 07/01/17	200	205
Celgene Corp.
1.900%, due 08/15/17	150	154
Comcast Corp.:
6.400%, due 03/01/40	50	65
4.650%, due 07/15/42	48	51
Daimler Finance North America LLC
2.950%, due 01/11/17 (a)	125	132
Detroit Edison Co.
2.650%, due 06/15/22	200	205
Diageo Investment Corp.
4.250%, due 05/11/42	53	57
Digital Realty Trust LP
4.500%, due 07/15/15	175	188
DIRECTV Holdings LLC / DIRECTV Financing Co., Inc.
3.800%, due 03/15/22	175	179
Dollar General Corp.
4.125%, due 07/15/17	250	263
Enterprise Products Operating LLC
1.250%, due 08/13/15	49	49
ERAC USA Finance LLC
1.400%, due 04/15/16 (a)	39	39
Ford Motor Co.
7.450%, due 07/16/31	150	188
General Electric Capital Corp.
Series B 6.250%, due 12/31/49 (b)	200	215
Goldman Sachs Group, Inc.
6.150%, due 04/01/18	225	263
HSBC Bank USA NA NY
Series BKNT 5.625%, due 08/15/35	75	86
ING US, Inc.
5.500%, due 07/15/22 (a)	200	217
Jabil Circuit, Inc.
4.700%, due 09/15/22	250	251
JPMorgan Chase & Co.
5.600%, due 07/15/41	75	93
Laboratory Corp. of America Holdings
3.750%, due 08/23/22	140	149
Lorillard Tobacco Co.
2.300%, due 08/21/17	77	78
Lubrizol Corp.
6.500%, due 10/01/34	25	35
Macy’s Retail Holdings, Inc.:
5.900%, due 12/01/16	21	25
3.875%, due 01/15/22	70	75
2.875%, due 02/15/23	143	142
Merrill Lynch & Co., Inc.
6.875%, due 04/25/18	100	120
Morgan Stanley:
4.750%, due 03/22/17	200	217
5.500%, due 07/28/21	156	178
Newell Rubbermaid, Inc.
2.000%, due 06/15/15	158	160
Oglethorpe Power Corp.
5.250%, due 09/01/50	100	118
Phillips 66
4.300%, due 04/01/22 (a)	125	138
Pioneer Natural Resources Co.
3.950%, due 07/15/22	175	186
Plum Creek Timberlands LP
5.875%, due 11/15/15	50	56
Procter & Gamble - Esop
Series A 9.360%, due 01/01/21	18	24

Bond Market Fund        3

SSgA

Bond Market Fund

Schedule of Investments, continued — November 30, 2012 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $
Prudential Financial, Inc.
5.625%, due 06/15/43	250	251
Santander Holdings USA, Inc.
3.000%, due 09/24/15	50	51
Spectra Energy Capital LLC
5.650%, due 03/01/20	125	150
Swiss Re America Holding Corp
2.875%, due 12/06/22 (a)	41	41
Texas Eastern Transmission LP
2.800%, due 10/15/22 (a)	150	152
UBS AG
7.625%, due 08/17/22	250	275
United Technologies Corp.
4.500%, due 06/01/42	33	38
Verizon New York, Inc., Series B
7.375%, due 04/01/32	100	132
Xerox Corp.
2.950%, due 03/15/17	170	174
Xstrata Finance Canada Ltd.
2.450%, due 10/25/17 (a)	250	252

		7,448

International Debt - 10.0%
America Movil SAB de CV
3.125%, due 07/16/22	200	205
Barclays Bank PLC
2.750%, due 02/23/15	125	129
BAT International Finance PLC
2.125%, due 06/07/17 (a)	175	178
BBVA US Senior SAU
3.250%, due 05/16/14	110	110
BP Capital Markets PLC
3.561%, due 11/01/21	125	136
British Telecommunications PLC
2.000%, due 06/22/15	200	206
Canadian Pacific Railway Co.
9.450%, due 08/01/21	40	58
Covidien International Finance SA
1.350%, due 05/29/15	150	152
European Investment Bank
5.125%, due 09/13/16	150	174
Federal Republic of Brazil
8.000%, due 01/15/18	31	36
Heineken NV
1.400%, due 10/01/17 (a)	250	251
ING Bank NV
3.750%, due 03/07/17 (a)	250	266
Korea Gas Corp.
2.250%, due 07/25/17 (a)	250	254
LyondellBasell Industries NV
5.000%, due 04/15/19	227	252
Petrobras International Finance Co. - Pifco
3.500%, due 02/06/17	225	237
Petroleos Mexicanos
4.875%, due 01/24/22	75	85
Royal Bank of Scotland Group PLC:
2.550%, due 09/18/15	63	64
6.125%, due 12/15/22	250	256
Tyco Electronics Group SA
1.600%, due 02/03/15	125	127
Vale Overseas, Ltd.
6.250%, due 01/23/17	50	58

		3,234

Mortgage-Backed Securities - 39.2%
Banc of America Merrill Lynch Commercial Mortgage, Inc.
Series 2003-2 Class A4
5.061%, due 03/11/41	250	255
Citigroup Commercial Mortgage Trust
Series 2004-C2 Class A4
4.623%, due 10/15/41	196	197
Credit Suisse Mortgage Capital Certificates
Series 2006-C3 Class AAB
5.998%, due 06/15/38	150	156
Fannie Mae:
6.000%, due 2013	22	22
5.500%, due 2014	1	1
6.500%, due 2014	31	31
7.500%, due 2015	1	1
7.500%, due 2015	3	3
7.500%, due 2015	1	1
6.500%, due 2016	7	7
5.500%, due 2018	31	34
5.500%, due 2018	51	55
5.000%, due 2018	161	175
5.000%, due 2018	30	33
5.500%, due 2019	45	48
4.500%, due 2022	186	200
4.500%, due 2023	2	2
9.000%, due 2025	147	181
4.000%, due 2025	436	474
9.000%, due 2026	1	2
7.500%, due 2027	36	41
6.000%, due 2028	3	4
6.000%, due 2028	2	2
6.000%, due 2029	2	2
7.000%, due 2029	2	2
7.500%, due 2030	1	2
6.000%, due 2033	26	29
4.500%, due 2033	279	302
6.000%, due 2033	64	72

4        Bond Market Fund

SSgA

Bond Market Fund

Schedule of Investments, continued — November 30, 2012 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares		Market Value $
5.500%, due 2034	194		213
5.500%, due 2034	185		203
5.000%, due 2035	264		286
2.498%, due 2036 (c)	536		573
6.000%, due 2038	199		219
4.500%, due 2039	200		216
4.000%, due 2039	451		484
4.500%, due 2039	252		271
4.000%, due 2040	18		20
4.500%, due 2040	575		619
4.000%, due 2040	419		449
4.500%, due 2040	55		60
30 Year TBA (d)
3.000%	2,250		2,367
Freddie Mac:
6.000%, due 2016	23		24
7.000%, due 2016	30		32
4.500%, due 2019	119		126
4.500%, due 2023	30		32
8.500%, due 2025	—	(e)	1
7.000%, due 2030	1		1
6.000%, due 2033	27		30
5.000%, due 2035	743		800
5.500%, due 2038	495		541
4.500%, due 2039	130		139
Ginnie Mae I:
7.000%, due 2023	2		2
7.000%, due 2023	36		41
6.500%, due 2024	1		1
7.500%, due 2024	12		14
7.500%, due 2024	11		14
8.500%, due 2025	4		5
8.500%, due 2028	10		11
7.500%, due 2028	4		4
7.000%, due 2028	9		11
7.500%, due 2028	9		10
6.500%, due 2028	7		9
7.500%, due 2029	1		1
8.000%, due 2029	6		6
8.000%, due 2030	10		12
8.000%, due 2030	3		3
8.000%, due 2030	14		17
7.500%, due 2030	1		1
8.000%, due 2030	3		3
7.500%, due 2030	11		11
7.000%, due 2032	7		8
7.500%, due 2032	3		3
6.500%, due 2032	9		10
7.000%, due 2032	14		17
7.000%, due 2032	34		40
6.500%, due 2032	37		44
5.000%, due 2033	121		132
6.000%, due 2038	174		195
5.500%, due 2038	127		139
5.000%, due 2039	253		276
4.500%, due 2039	167		183
4.500%, due 2039	275		300
4.000%, due 2040	230		256
4.500%, due 2041	167		183
Greenwich Capital Commercial Funding Corp.
Series 2007-GG9 Class A4
5.444%, due 03/10/39	300		346
GS Mortgage Securities Corp. II
Series 2006-GG8 Class A4
5.560%, due 11/10/39	200		231
Morgan Stanley Capital I
Series 2005-T19 Class AAB
4.852%, due 06/12/47	65		67

			12,646

United States Government Agencies - 3.1%
Federal Home Loan Bank
Series 467
5.250%, due 06/18/14	200		215
Federal Home Loan Bank
4.750%, due 09/11/15	150		168
Federal Home Loan Mortgage Corp.
6.750%, due 03/15/31	125		196
Federal National Mortgage Association
1.250%, due 09/28/16	425		437

			1,016

United States Government Treasuries - 18.4%
United States Treasury Bonds:
5.250%, due 11/15/28	515		726
5.375%, due 02/15/31	140		204
4.375%, due 05/15/40	47		63
4.375%, due 05/15/41	350		467
3.125%, due 11/15/41	180		193
3.000%, due 05/15/42	250		262
United States Treasury Notes:
0.250%, due 02/28/14	275		275
0.375%, due 03/15/15	300		301
0.875%, due 12/31/16	298		303
0.625%, due 08/31/17	995		997
1.000%, due 08/31/19	488		489
1.625%, due 08/15/22	1,415		1,422
1.625%, due 11/15/22	225		225

			5,927

Total Long-Term Investments
(cost $29,186)			30,901

Bond Market Fund        5

SSgA

Bond Market Fund

Schedule of Investments, continued — November 30, 2012 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Short-Term Investments - 10.6%
Anglo American Capital PLC
2.150%, due 09/27/13 (a)	250	252
Broadcom Corp.
1.500%, due 11/01/13	250	252
eBay, Inc.
0.875%, due 10/15/13	165	166
Kraft Foods, Inc.
5.250%, due 10/01/13	125	129
SSgA Prime Money Market Fund	2,509,342	2,509
United States Treasury Bills
0.094%, due 02/07/13 (f)(g)	100	100

Total Short-Term Investments
(cost $3,402)		3,408

Total Investments - 106.4%
(identified cost $32,588)		34,309

Other Assets and Liabilities, Net - (6.4)%		(2,072)

Net Assets - 100.0%		32,237

Footnotes:

(a)	Restricted security (144A) or 4 (2) commercial paper. Security may have contractual restrictions on resale, may have been offered in a private placement transaction, and may not be registered under the Securities Act of 1933.
(b)	Perpetual floating rate security.
(c)	Adjustable or floating rate security. Rate shown reflects rate in effect at period end.
(d)	Forward commitment.
(e)	Less than $500.
(f)	Rate noted is yield-to-maturity from date of acquisition.
(g)	All or a portion of the shares of this security are held as collateral in connection with futures contracts purchased (sold) by the Fund.

Abbreviations:

TBA – To Be Announced Security

6        Bond Market Fund

SSgA

Bond Market Fund

Schedule of Investments, continued — November 30, 2012 (Unaudited)

Amounts in thousands (except contract amounts)

Futures Contracts	Number of Contracts	Notional Amount		Expiration Date	Unrealized Appreciation (Depreciation) $
Long Positions
United States Treasury 2 Year Note Futures	8	USD	1,764	03/13	—
United States Treasury 5 Year Note Futures	8	USD	998	03/13	2

Short Positions
United States Treasury 10 Year Note Futures	18	USD	2,406	03/13	(8)

Total Unrealized Appreciation (Depreciation) on Open Futures Contracts					(6)

Presentation of Portfolio Holdings — November 30, 2012 (Unaudited)

Amounts in thousands	Market Value
Categories	Level 1	Level 2	Level 3	Total
Asset-Backed Securities	$—	$630	$—	$630
Corporate Bonds and Notes	—	7,448	—	7,448
International Debt	—	3,234	—	3,234
Mortgage-Backed Securities	—	12,646	—	12,646
United States Government Agencies	—	1,016	—	1,016
United States Government Treasuries	—	5,927	—	5,927
Short-Term Investments	2,509	899	—	3,408

Total Investments	2,509	31,800	—	34,309

Other Financial Instruments
Futures Contracts	(6)	—	—	(6)

Total Other Financial Instruments*	$(6)	$—	$—	$(6)

*	Other financial instruments reflected in the Schedule of Investments, such as futures, forwards, and swap contracts which are valued at the unrealized appreciation (depreciation) on the instruments.

For a description of the levels see note 2 in the Notes to Quarterly Report.

There were no transfers in and out of Levels 1, 2 and 3 during the period ended November 30, 2012.

See accompanying notes which are an integral part of the quarterly report.

Bond Market Fund        7

SSgA

Intermediate Fund

Schedule of Investments — November 30, 2012 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $
Long-Term Investments - 90.2%
Asset-Backed Securities - 1.9%
Ally Master Owner Trust
Series 2011-3 Class A2
1.810%, due 05/15/16	125	127
AmeriCredit Automobile Receivables Trust
Series 2012-2 Class A3
1.050%, due 10/11/16	185	186
Bank of America Auto Trust
Series 2012-1 Class A3
0.780%, due 06/15/16	67	67
GE Capital Credit Card Master Note Trust
Series 2012-6 Class A
1.360%, due 08/17/20	219	222
Toyota Auto Receivables Owner Trust
Series 2012-A Class A
0.750%, due 02/16/16	169	170

		772

Corporate Bonds and Notes - 25.7%
AbbVie, Inc.
2.900%, due 11/06/22 (a)	250	255
Aetna, Inc.
1.500%, due 11/15/17	125	126
Altera Corp.
1.750%, due 05/15/17	150	155
Altria Group, Inc.
2.850%, due 08/09/22	125	124
American Honda Finance Corp.
1.450%, due 02/27/15 (a)	125	127
American International Group, Inc.
3.800%, due 03/22/17	200	215
Amsouth Bank
5.200%, due 04/01/15	200	211
Anheuser-Busch InBev Worldwide, Inc.
2.500%, due 07/15/22	200	201
AT&T, Inc.
3.875%, due 08/15/21	80	90
AutoZone, Inc.
2.875%, due 01/15/23	200	197
Bank of America Corp.
6.500%, due 08/01/16	325	378
Baxter International, Inc.
2.400%, due 08/15/22	125	126
Burlington Northern Santa Fe LLC:
5.650%, due 05/01/17	50	59
3.450%, due 09/15/21	250	271
CBS Corp.
1.950%, due 07/01/17	200	205
Celgene Corp.
1.900%, due 08/15/17	175	179
Cisco Systems, Inc.
5.500%, due 02/22/16	100	115
Comcast Corp.:
6.500%, due 01/15/15	50	56
4.950%, due 06/15/16	25	28
Cooper US, Inc.
2.375%, due 01/15/16	125	129
Daimler Finance North America LLC
2.950%, due 01/11/17 (a)	125	132
Detroit Edison Co.
2.650%, due 06/15/22	175	179
Digital Realty Trust LP
4.500%, due 07/15/15	175	188
DIRECTV Holdings LLC / DIRECTV Financing Co., Inc.
3.800%, due 03/15/22	175	179
Dollar General Corp.
4.125%, due 07/15/17	250	262
Dover Corp.
4.875%, due 10/15/15	25	28
Enterprise Products Operating LLC
1.250%, due 08/13/15	73	73
ERAC USA Finance LLC
1.400%, due 04/15/16 (a)	39	39
Express Scripts Holding Co.
4.750%, due 11/15/21 (a)	125	143
Ford Motor Credit Co. LLC
3.875%, due 01/15/15	250	260
Genentech, Inc.
4.750%, due 07/15/15	50	55
General Electric Capital Corp.
Series B 6.250%, due 12/31/49 (b)	200	215
Genworth Financial, Inc.
4.950%, due 10/01/15	50	52
Goldman Sachs Group, Inc.:
5.625%, due 01/15/17	50	55
6.150%, due 04/01/18	225	263
HSBC Finance Corp.
6.676%, due 01/15/21	111	132
ING US, Inc.
5.500%, due 07/15/22 (a)	225	245
Jabil Circuit, Inc.
4.700%, due 09/15/22	250	251
JPMorgan Chase & Co.:
3.150%, due 07/05/16	450	477
4.350%, due 08/15/21	75	84
Laboratory Corp. of America Holdings
3.750%, due 08/23/22	140	149

8        Intermediate Fund

SSgA

Intermediate Fund

Schedule of Investments, continued — November 30, 2012 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $
Lorillard Tobacco Co.
2.300%, due 08/21/17	88	89
Macy’s Retail Holdings, Inc.:
5.900%, due 12/01/16	21	25
3.875%, due 01/15/22	70	75
2.875%, due 02/15/23	143	142
MetLife, Inc.
6.750%, due 06/01/16	100	119
MidAmerican Energy Holdings Co.
5.750%, due 04/01/18	125	151
Morgan Stanley:
4.750%, due 03/22/17	250	271
5.500%, due 07/28/21	156	178
Newell Rubbermaid, Inc.
2.000%, due 06/15/15	158	160
News America, Inc.
4.500%, due 02/15/21	150	172
Phillips 66
4.300%, due 04/01/22 (a)	145	161
Pioneer Natural Resources Co.
3.950%, due 07/15/22	200	213
Plains All American Pipeline LP / PAA Finance Corp.
3.950%, due 09/15/15	125	135
Prudential Financial, Inc.
5.625%, due 06/15/43	250	251
PSEG Power LLC
5.500%, due 12/01/15	50	56
Public Service Electric & Gas Co.
5.000%, due 08/15/14	50	54
Santander Holdings USA, Inc.
3.000%, due 09/24/15	50	51
Swiss Re Treasury
2.875%, due 12/06/22 (a)	48	48
Texas Eastern Transmission LP
2.800%, due 10/15/22 (a)	150	152
The Hershey Co.
4.850%, due 08/15/15	50	55
UBS AG
7.625%, due 08/17/22	250	275
United Technologies Corp.
3.100%, due 06/01/22	104	112
US Bancorp
3.000%, due 03/15/22	50	53
Wal-Mart Stores, Inc.
4.250%, due 04/15/21	125	147
Wisconsin Electric Power Co.
2.950%, due 09/15/21	125	132
Xerox Corp.
2.950%, due 03/15/17	170	174
Xstrata Finance Canada Ltd.
2.450%, due 10/25/17 (a)	250	252

		10,411

International Debt - 8.9%
America Movil SAB de CV
3.125%, due 07/16/22	200	205
Barclays Bank PLC
2.750%, due 02/23/15	125	129
BAT International Finance PLC
2.125%, due 06/07/17 (a)	200	204
BBVA US Senior SAU
3.250%, due 05/16/14	140	140
BP Capital Markets PLC
3.561%, due 11/01/21	125	136
British Telecommunications PLC
2.000%, due 06/22/15	200	206
Covidien International Finance SA:
1.350%, due 05/29/15	200	203
4.200%, due 06/15/20	125	143
European Investment Bank
1.625%, due 06/15/17	250	259
Federal Republic of Brazil
8.000%, due 01/15/18	61	71
Heineken NV
1.400%, due 10/01/17 (a)	250	251
ING Bank NV
3.750%, due 03/07/17 (a)	250	266
Italy Government International Bond
5.250%, due 09/20/16	125	133
Korea Gas Corp.
2.250%, due 07/25/17 (a)	250	254
Landesbank Baden-Wuerttemberg
5.050%, due 12/30/15	200	224
LyondellBasell Industries NV
5.000%, due 04/15/19	226	251
Petrobras International Finance Co. - Pifco:
6.125%, due 10/06/16	25	28
3.500%, due 02/06/17	375	395
Petroleos Mexicanos
4.875%, due 01/24/22	150	170
Royal Bank of Scotland Group PLC:
2.550%, due 09/18/15	63	64
6.125%, due 12/15/22	250	256
Telefonica Emisiones SAU
6.421%, due 06/20/16	65	70
Tyco Electronics Group SA
1.600%, due 02/03/15	125	127
United Mexican States
5.875%, due 01/15/14	100	105

Intermediate Fund        9

SSgA

Intermediate Fund

Schedule of Investments, continued — November 30, 2012 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $
Vale Overseas, Ltd.
6.250%, due 01/23/17	75	87

		4,377

Mortgage-Backed Securities - 9.7%
Fannie Mae
30 Year TBA (c)
3.000%	3,800	3,998

United States Government Agencies - 7.8%
Federal Home Loan Mortgage Corp.:
0.750%, due 11/25/14	500	505
0.625%, due 12/29/14	500	503
2.375%, due 01/13/22	795	836
Federal National Mortgage Association:
0.750%, due 12/19/14	500	504
1.250%, due 09/28/16	350	360
1.375%, due 11/15/16	500	516

		3,224

United States Government Treasuries - 35.1%
United States Treasury Notes:
1.875%, due 02/28/14	1,575	1,607
0.250%, due 03/31/14	200	200
0.250%, due 09/15/14	1,107	1,107
2.625%, due 12/31/14	250	262
2.000%, due 01/31/16	3,000	3,155
3.000%, due 08/31/16	405	444
0.875%, due 12/31/16	1,525	1,550
0.625%, due 08/31/17	5,060	5,072
0.625%, due 09/30/17	750	751
1.625%, due 08/15/22	126	127
1.625%, due 11/15/22	225	225

		14,500

Total Long-Term Investments
(cost $36,120)		37,282

Short-Term Investments - 16.3%
Anglo American Capital PLC
2.150%, due 09/27/13 (a)	250	252
Broadcom Corp.
1.500%, due 11/01/13	250	252
Deutsche Telekom International Finance BV
5.250%, due 07/22/13	75	77
eBay, Inc.
0.875%, due 10/15/13	165	166
European Investment Bank
4.250%, due 07/15/13	225	230
Kraft Foods, Inc.
5.250%, due 10/01/13	125	129
National Fuel Gas Co.
5.250%, due 03/01/13	20	20
SSgA Prime Money Market Fund	3,043,308	3,043
United States Treasury Bills
0.094%, due 02/07/13 (d)(e)	100	100
United States Treasury Notes:
1.750%, due 04/15/13	1,125	1,132
3.375%, due 07/31/13	1,250	1,276

Total Short-Term Investments
(cost $6,635)		6,677

Total Investments - 106.5%
(identified cost $42,755)		43,959

Other Assets and Liabilities, Net - (6.5)%		(2,681)

Net Assets - 100.0%		41,278

Footnotes:

(a)	Restricted security (144A) or 4 (2) commercial paper. Security may have contractual restrictions on resale, may have been offered in a private placement transaction, and may not be registered under the Securities Act of 1933.
(b)	Perpetual floating rate security.
(c)	Forward commitment.
(d)	Rate noted is yield-to-maturity from date of acquisition.
(e)	All or a portion of the shares of this security are held as collateral in connection with futures contracts purchased (sold) by the Fund.

Abbreviations:

TBA – To Be Announced Security

10        Intermediate Fund

SSgA

Intermediate Fund

Schedule of Investments, continued — November 30, 2012 (Unaudited)

Amounts in thousands (except contract amounts)

Futures Contracts	Number of Contracts	Notional Amount		Expiration Date	Unrealized Appreciation (Depreciation) $
Long Positions
United States Treasury 2 Year Note Futures	11	USD	2,425	03/13	—*
United States Treasury 5 Year Note Futures	13	USD	1,621	03/13	3

Short Positions
United States Treasury 10 Year Note Futures	18	USD	2,406	03/13	(8)

Total Unrealized Appreciation (Depreciation) on Open Futures Contracts					(5)

Presentation of Portfolio Holdings — November 30, 2012 (Unaudited)

Amounts in thousands	Market Value
Categories	Level 1	Level 2	Level 3	Total
Asset-Backed Securities	$—	$772	$—	$772
Corporate Bonds and Notes	—	10,411	—	10,411
International Debt	—	4,377	—	4,377
Mortgage-Backed Securities	—	3,998	—	3,998
United States Government Agencies	—	3,224	—	3,224
United States Government Treasuries	—	14,500	—	14,500
Short-Term Investments	3,043	3,634	—	6,677

Total Investments	3,043	40,916	—	43,959

Other Financial Instruments
Futures Contracts	(5)	—	—	(5)

Total Other Financial Instruments**	$(5)	$—	$—	$(5)

*	Less than $500.
**	Other financial instruments reflected in the Schedule of Investments, such as futures, forwards, and swap contracts which are valued at the unrealized appreciation (depreciation) on the instruments.

For a description of the levels see note 2 in the Notes to Quarterly Report.

There were no transfers in and out of Levels 1, 2 and 3 during the period ended November 30, 2012.

See accompanying notes which are an integral part of the quarterly report.

Intermediate Fund        11

SSgA

High Yield Bond Fund

Schedule of Investments — November 30, 2012 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $
Long-Term Investments - 93.3%
Corporate Bonds and Notes - 82.0%
ACE Cash Express, Inc.
11.000%, due 02/01/19 (a)	300	284
Ainsworth Lumber Co. Ltd.
7.500%, due 12/15/17 (a)	525	541
Allison Transmission, Inc.
7.125%, due 05/15/19 (a)	350	373
Ally Financial, Inc.:
6.750%, due 12/01/14	525	567
5.500%, due 02/15/17	1,250	1,331
AMC Entertainment, Inc.
9.750%, due 12/01/20	500	562
American Casino & Entertainment Properties LLC/ACEP Finance Corp.
11.000%, due 06/15/14	360	370
AmeriGas Finance LLC/AmeriGas Finance Corp.
6.750%, due 05/20/20	500	545
Amkor Technology, Inc.
6.375%, due 10/01/22 (a)	550	527
ArcelorMittal
10.350%, due 06/01/19	1,050	1,243
Ashtead Capital, Inc.
6.500%, due 07/15/22 (a)	525	559
Atlas Pipeline Partners LP/Atlas Pipeline Finance Corp.
6.625%, due 10/01/20 (a)	550	572
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.
8.250%, due 01/15/19	250	277
Basic Energy Services, Inc.
7.750%, due 10/15/22 (a)	550	528
Beazer Homes USA, Inc.
6.625%, due 04/15/18 (a)	1,000	1,065
Berry Plastics Corp.
9.500%, due 05/15/18	450	493
BI-LO LLC/BI-LO Finance Corp.
9.250%, due 02/15/19 (a)	550	573
Biomet, Inc.:
6.500%, due 08/01/20 (a)	48	50
6.500%, due 10/01/20 (a)	400	396
BOE Merger Corp.
9.500%, due 11/01/17 (a)	550	539
Building Materials Corp. of America
6.750%, due 05/01/21 (a)	250	274
Burlington Coat Factory Warehouse Corp.
10.000%, due 02/15/19	500	547
Cablevision Systems Corp.
5.875%, due 09/15/22	550	539
Caesars Entertainment Operating Co., Inc.
11.250%, due 06/01/17	250	269
Calpine Corp.
7.500%, due 02/15/21 (a)	585	646
Calumet Specialty Products Partners LP/Calumet Finance Corp.
9.625%, due 08/01/20 (a)	475	515
Capella Healthcare, Inc.
9.250%, due 07/01/17	200	214
Case New Holland, Inc.
7.875%, due 12/01/17	400	471
Catalent Pharma Solutions, Inc.
7.875%, due 10/15/18 (a)	550	555
Celanese US Holdings LLC
4.625%, due 11/15/22	950	981
Cequel Communications Escrow 1 LLC/Cequel Communications Escrow Capital Corp.
6.375%, due 09/15/20 (a)	550	565
Ceridian Corp.
8.875%, due 07/15/19 (a)	475	508
Chaparral Energy, Inc.:
9.875%, due 10/01/20	250	282
8.250%, due 09/01/21	125	134
Chrysler Group LLC/CG, Inc.
8.250%, due 06/15/21	525	578
CHS/Community Health Systems, Inc.:
5.125%, due 08/15/18	550	579
8.000%, due 11/15/19	500	544
Cincinnati Bell, Inc.
8.750%, due 03/15/18	475	480
CIT Group, Inc.:
4.250%, due 08/15/17	1,000	1,022
5.250%, due 03/15/18	500	531
CityCenter Holdings LLC/CityCenter Finance Corp.:
7.625%, due 01/15/16	225	240
7.625%, due 01/15/16 (a)	450	478
Clayton Williams Energy, Inc.
7.750%, due 04/01/19	500	499
Clean Harbors, Inc.
5.250%, due 08/01/20	800	822
Clear Channel Communications, Inc.
5.500%, due 09/15/14	250	233
Clear Channel Worldwide Holdings, Inc.:
Series A 7.625%, due 03/15/20	125	121
Series B 7.625%, due 03/15/20	625	612
Cleaver-Brooks, Inc.
12.250%, due 05/01/16 (a)	200	221
CNH Capital LLC
6.250%, due 11/01/16	650	710
Continental Resources, Inc.
5.000%, due 09/15/22	550	583

12        High Yield Bond Fund

SSgA

High Yield Bond Fund

Schedule of Investments, continued — November 30, 2012 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $
Continental Rubber of America Corp.
4.500%, due 09/15/19	153	155
CSC Holdings LLC
7.625%, due 07/15/18	450	516
CVR Refining LLC/Coffeyville Finance, Inc.
6.500%, due 11/01/22 (a)	550	542
CyrusOne LP/CyrusOne Finance Corp.
6.375%, due 11/15/22 (a)	550	569
DAE Aviation Holdings, Inc.
11.250%, due 08/01/15 (a)	200	206
DaVita, Inc.
5.750%, due 08/15/22	552	576
Delphi Corp.
6.125%, due 05/15/21	600	663
Delta Air Lines 2007-1 Class C Pass Through Trust
8.954%, due 08/10/14	216	224
Deluxe Corp.
7.000%, due 03/15/19	300	317
DineEquity, Inc.
9.500%, due 10/30/18	200	226
DISH DBS Corp.:
6.750%, due 06/01/21	1,500	1,695
5.875%, due 07/15/22	500	536
DJO Finance LLC/DJO Finance Corp.
8.750%, due 03/15/18 (a)	550	599
Dollar General Corp.
4.125%, due 07/15/17	750	787
Dynacast International LLC/Dynacast Finance, Inc.
9.250%, due 07/15/19	375	401
El Paso Corp.
7.250%, due 06/01/18	300	347
Energy Future Holdings Corp.
10.000%, due 01/15/20	440	468
Energy XXI Gulf Coast, Inc.
9.250%, due 12/15/17	300	338
EnergySolutions, Inc./ EnergySolutions LLC
10.750%, due 08/15/18	375	353
EP Energy LLC/EP Energy Finance, Inc.
9.375%, due 05/01/20	313	347
EP Energy LLC/Everest Acquisition Finance, Inc.
7.750%, due 09/01/22	275	285
FGI Operating Co. LLC/FGI Finance, Inc.
7.875%, due 05/01/20 (a)	500	545
Fidelity National Information Services, Inc.
5.000%, due 03/15/22	500	523
First Data Corp.:
9.875%, due 09/24/15	192	196
11.250%, due 03/31/16	250	247
6.750%, due 11/01/20 (a)	825	831
FMG Resources August 2006 Pty Ltd.
6.875%, due 04/01/22 (a)	500	488
Ford Motor Credit Co. LLC:
6.625%, due 08/15/17	400	466
5.750%, due 02/01/21	525	596
Foresight Energy LLC/ Foresight Energy Corp.
9.625%, due 08/15/17 (a)	262	272
Forest Oil Corp.
7.500%, due 09/15/20 (a)	550	566
Freescale Semiconductor, Inc. Series 1
9.250%, due 04/15/18 (a)	350	377
Fresenius Medical Care US Finance, Inc.
6.500%, due 09/15/18 (a)	325	365
Frontier Communications Corp.:
9.250%, due 07/01/21	750	876
7.125%, due 01/15/23	550	582
General Motors Financial Co, Inc.
6.750%, due 06/01/18	275	310
Genworth Financial, Inc.
6.150%, due 11/15/66	400	269
Griffey Intermediate, Inc./ Griffey Finance Sub LLC
7.000%, due 10/15/20 (a)	550	558
GWR Operating Partnership LLP
10.875%, due 04/01/17	200	229
GXS Worldwide, Inc.
9.750%, due 06/15/15	275	287
HCA, Inc.:
4.750%, due 05/01/23	1,150	1,161
5.875%, due 05/01/23	1,150	1,190
HDTFS, Inc.
6.250%, due 10/15/22 (a)	275	285
HealthSouth Corp.
5.750%, due 11/01/24	550	550
Hexion US Finance Corp.
6.625%, due 04/15/20	250	249
Hexion US Finance Corp./Hexion Nova Scotia Finance ULC
8.875%, due 02/01/18	675	682
Host Hotels & Resorts LP
4.750%, due 03/01/23	550	583
Hughes Satellite Systems Corp.
7.625%, due 06/15/21	325	362
IAMGOLD Corp.
6.750%, due 10/01/20 (a)	825	808

High Yield Bond Fund        13

SSgA

High Yield Bond Fund

Schedule of Investments, continued — November 30, 2012 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $
ILFC E-Capital Trust II
6.250%, due 12/21/65 (a)	350	284
International Lease Finance Corp.:
6.250%, due 05/15/19	275	291
8.250%, due 12/15/20	350	407
8.625%, due 01/15/22	300	358
iPayment, Inc.
10.250%, due 05/15/18	325	271
Interline Brands, Inc.
10.000%, due 11/15/18 (a)	500	539
j2 Global, Inc.
8.000%, due 08/01/20	500	515
Jabil Circuit, Inc.
4.700%, due 09/15/22	500	501
JMC Steel Group
8.250%, due 03/15/18 (a)	500	515
Kaiser Aluminum Corp.
8.250%, due 06/01/20	500	547
KB Home:
8.000%, due 03/15/20	250	280
7.500%, due 09/15/22	700	759
Laredo Petroleum, Inc.
7.375%, due 05/01/22	500	541
Level 3 Communications, Inc.:
11.875%, due 02/01/19	200	228
8.875%, due 06/01/19 (a)	250	263
Level 3 Financing, Inc.
8.625%, due 07/15/20	450	489
Libbey Glass, Inc.
6.875%, due 05/15/20 (a)	500	535
Liberty Mutual Group, Inc.
10.750%, due 06/15/58 (a)	175	260
Linn Energy LLC/Linn Energy Finance Corp.
6.250%, due 11/01/19 (a)	500	502
MacDermid, Inc.
9.500%, due 04/15/17 (a)	400	416
MarkWest Energy Partners LP/MarkWest Energy Finance Corp.
6.250%, due 06/15/22	625	680
Mcron Finance Sub LLC/ Mcron Finance Corp.
8.375%, due 05/15/19 (a)	500	513
Meritage Homes Corp.
7.000%, due 04/01/22	500	542
MGM Resorts International:
6.875%, due 04/01/16	500	524
6.750%, due 10/01/20 (a)	550	554
7.750%, due 03/15/22	250	263
Michael Foods Group, Inc.
9.750%, due 07/15/18	250	278
Michaels Stores, Inc.:
11.375%, due 11/01/16	125	131
7.750%, due 11/01/18	325	352
7.750%, due 11/01/18 (a)	275	298
Midstates Petroleum Co, Inc./Midstates Petroleum Co. LLC
10.750%, due 10/01/20 (a)	162	171
Mirror PIK SA
9.000%, due 11/01/16 (a)	550	555
Monitronics International, Inc.
9.125%, due 04/01/20	500	513
Multiplan, Inc.
9.875%, due 09/01/18 (a)	200	222
Neuberger Berman Group LLC/Neuberger Berman Finance Corp.
5.875%, due 03/15/22 (a)	550	573
Newfield Exploration Co.
5.750%, due 01/30/22	650	707
Nielsen Finance LLC/Nielsen Finance Co.
4.500%, due 10/01/20 (a)	550	549
Nortek, Inc.
10.000%, due 12/01/18	325	362
Northern Tier Energy LLC/Northern Tier Finance Corp.
7.125%, due 11/15/20 (a)	550	553
NRG Energy, Inc.:
7.875%, due 05/15/21	450	497
6.625%, due 03/15/23 (a)	550	569
Nuveen Investments, Inc.:
5.500%, due 09/15/15	375	356
9.125%, due 10/15/17 (a)	550	546
Party City Holdings, Inc.
8.875%, due 08/01/20 (a)	500	530
Peabody Energy Corp.
6.000%, due 11/15/18	275	287
Pinnacle Entertainment, Inc.
7.750%, due 04/01/22	500	535
Pittsburgh Glass Works LLC
8.500%, due 04/15/16 (a)	550	502
Plains Exploration & Production Co.
6.125%, due 06/15/19	750	763
Provident Funding Associates LP/ PFG Finance Corp.
10.250%, due 04/15/17 (a)	250	275
QEP Resources, Inc.
5.250%, due 05/01/23	350	368
Regions Bank
7.500%, due 05/15/18	300	360
Regions Bank/Birmingham AL
6.450%, due 06/26/37	200	209

14        High Yield Bond Fund

SSgA

High Yield Bond Fund

Schedule of Investments, continued — November 30, 2012 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $
Resolute Forest Products
10.250%, due 10/15/18	309	353
Revlon Consumer Products Corp.
9.750%, due 11/15/15	200	211
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer Lu:
9.875%, due 08/15/19	920	975
5.750%, due 10/15/20 (a)	1,100	1,125
6.875%, due 02/15/21	340	366
Rite Aid Corp.
9.500%, due 06/15/17	1,075	1,107
Rockwood Specialties Group, Inc.
4.625%, due 10/15/20	550	562
Royal Caribbean Cruises Ltd.
5.250%, due 11/15/22	600	628
RR Donnelley & Sons Co.
8.250%, due 03/15/19	500	503
Sabre, Inc.
8.500%, due 05/15/19 (a)	500	529
Sally Holdings LLC/Sally Capital, Inc.
5.750%, due 06/01/22	250	271
Samson Investment Co.
9.750%, due 02/15/20 (a)	625	661
SandRidge Energy, Inc.
8.125%, due 10/15/22	500	535
SBA Communications Corp.
5.625%, due 10/01/19 (a)	275	284
ServiceMaster Co.
7.000%, due 08/15/20 (a)	431	422
Sky Growth Acquisition Corp.
7.375%, due 10/15/20 (a)	550	542
Smithfield Foods, Inc.
6.625%, due 08/15/22	1,000	1,060
Sotheby’s
5.250%, due 10/01/22 (a)	550	555
Spectrum Brands Escrow Corp.
6.375%, due 11/15/20 (a)	550	571
SPL Logistics Escrow LLC/SPL Logistics Finance Corp.
8.875%, due 08/01/20 (a)	500	535
Sprint Nextel Corp.:
7.000%, due 03/01/20 (a)	1,250	1,447
6.000%, due 11/15/22	1,000	1,007
Standard Pacific Corp.
8.375%, due 05/15/18	475	549
SunGard Data Systems, Inc.
6.625%, due 11/01/19 (a)	550	561
Surgical Care Affiliates, Inc.
10.000%, due 07/15/17 (a)	275	285
Taminco Global Chemical Corp.
9.750%, due 03/31/20 (a)	485	524
Tenneco, Inc.
7.750%, due 08/15/18	250	271
Terex Corp.
6.000%, due 05/15/21	576	598
Tesoro Corp.
4.250%, due 10/01/17	137	140
Textron Financial Corp.
6.000%, due 02/15/67 (a)	350	305
The AES Corp.
9.750%, due 04/15/16	525	625
The Hertz Corp.
6.750%, due 04/15/19	325	351
The McClatchy Co.
11.500%, due 02/15/17	750	827
The Ryland Group, Inc.
5.375%, due 10/01/22	550	560
Toys R Us, Inc.
10.375%, due 08/15/17	1,000	1,024
TRAC Intermodal LLC/TRAC Intermodal Corp.
11.000%, due 08/15/19 (a)	275	282
TransDigm, Inc.
7.750%, due 12/15/18	475	525
TransUnion Holding Co, Inc.:
8.125%, due 06/15/18 (a)	550	555
9.625%, due 06/15/18	500	528
UBS AG
7.625%, due 08/17/22	585	643
UCI International, Inc.
8.625%, due 02/15/19	250	242
United Rentals North America, Inc.:
8.375%, due 09/15/20	250	276
6.125%, due 06/15/23	440	452
UR Merger Sub Corp.
7.375%, due 05/15/20 (a)	500	546
Valeant Pharmaceuticals International:
6.375%, due 10/15/20 (a)	550	584
6.750%, due 08/15/21 (a)	475	509
Vanguard Health Holding Co. II LLC/Vanguard Holding Co. II, Inc.
7.750%, due 02/01/19 (a)	500	515
Vanguard Natural Resources LLC/VNR Finance Corp.
7.875%, due 04/01/20	275	281
Viasystems, Inc.
7.875%, due 05/01/19 (a)	750	729
Walter Energy, Inc.
9.875%, due 12/15/20 (a)	358	372
WideOpenWest Finance LLC/WideOpenWest Capital Corp.
10.250%, due 07/15/19 (a)	500	525

High Yield Bond Fund        15

SSgA

High Yield Bond Fund

Schedule of Investments, continued — November 30, 2012 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $
Windstream Corp.
7.500%, due 06/01/22	600	622
Wyle Services Corp.
10.500%, due 04/01/18 (a)	200	216
Zayo Group LLC/Zayo Capital, Inc.
8.125%, due 01/01/20	302	330

		102,990

International Debt - 10.1%
Ardagh Packaging Finance PLC
9.125%, due 10/15/20 (a)	250	270
Ardagh Packaging Finance PLC/Ardagh MP Holdings USA, Inc.
7.375%, due 10/15/17 (a)	500	544
CEVA Group PLC
8.375%, due 12/01/17 (a)	500	485
Dematic SA
8.750%, due 05/01/16 (a)	300	320
FMG Resources August 2006 Pty Ltd.
8.250%, due 11/01/19 (a)	350	358
Harvest Operations Corp.
6.875%, due 10/01/17	600	660
HBOS PLC
6.750%, due 05/21/18 (a)	500	531
INEOS Group Holdings, Ltd.
8.500%, due 02/15/16 (a)	250	245
Intelsat Luxembourg SA
11.500%, due 02/04/17	263	279
Lafarge SA
6.500%, due 07/15/16	400	442
LyondellBasell Industries NV
5.000%, due 04/15/19	1,050	1,167
MEG Energy Corp.
6.375%, due 01/30/23 (a)	1,250	1,297
Navios Maritime Holdings, Inc./ Navios Maritime Finance US, Inc.
8.875%, due 11/01/17	300	305
New Gold, Inc.
6.250%, due 11/15/22 (a)	550	562
PetroBakken Energy Ltd.
8.625%, due 02/01/20 (a)	545	545
Rexel SA
6.125%, due 12/15/19 (a)	500	517
Royal Bank of Scotland Group PLC:
6.125%, due 12/15/22	300	308
7.648%, due 12/31/49 (b)	325	324
Sable International Finance Ltd.
8.750%, due 02/01/20 (a)	635	727
Sappi Papier Holding GmbH
7.750%, due 07/15/17 (a)	450	482
Seagate HDD Cayman
7.000%, due 11/01/21	620	648
Seven Seas Cruises S de RL LLC
9.125%, due 05/15/19	225	234
Trinidad Drilling Ltd.
7.875%, due 01/15/19 (a)	500	529
UPCB Finance VI Ltd.
6.875%, due 01/15/22 (a)	500	540
XL Capital, Ltd.
6.500%, due 12/31/49 (b)	400	362

		12,681

Loan Agreements - 1.2%
Chesapeake Energy Corp.
6.125%, due 02/15/21	500	506
INEOS US Finance LLC Dollar Term Loan
6.500%, due 04/27/18 (a)(c)	995	1,006

		1,512

Total Long-Term Investments
(cost $111,438)		117,183

Short-Term Investments - 4.4%
MGM Resorts International
6.750%, due 04/01/13	150	152
SSgA Prime Money Market Fund	5,196,850	5,197
United Air Lines, Inc.
9.875%, due 08/01/13 (a)	142	144

Total Short-Term Investments
(cost $5,479)		5,493

Total Investments - 97.7%
(identified cost $116,917)		122,676

Other Assets and Liabilities, Net - 2.3%		2,912

Net Assets - 100.0%		125,588

Footnotes:

(a)	Restricted security (144A) or 4 (2) commercial paper. Security may have contractual restrictions on resale, may have been offered in a private placement transaction, and may not be registered under the Securities Act of 1933.
(b)	Perpetual floating rate security.
(c)	Adjustable or floating rate security. Rate shown reflects rate in effect at period end.

Abbreviations:

PIK	- Pay In Kind

16        High Yield Bond Fund

SSgA

High Yield Bond Fund

Schedule of Investments, continued — November 30, 2012 (Unaudited)

Amounts in thousands (except share amounts)

Credit Default Swap Contracts

Credit Indices

Reference Entity	Counterparty	Notional Amount*	Fund (Pays)/ Receives Fixed Rate	Termination Date	Expiration Date	Market Value $
Markit CDX North American High Yield Index	Barclays Bank PLC	USD 4,200	5.000%	12/20/17	03/13	41

Total Market Value on Open Credit Indices Premiums Paid (Received) - ($26)						41

Total Market Value on Open Credit Default Swap Contracts Premiums Paid (Received) - ($26)						41

*	The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.

See accompanying notes which are an integral part of the quarterly report.

High Yield Bond Fund        17

SSgA

High Yield Bond Fund

Presentation of Portfolio Holdings — November 30, 2012 (Unaudited)

Amounts in thousands

	Market Value
Categories	Level 1	Level 2	Level 3	Total
Corporate Bonds and Notes	$—	$102,766	$224	$102,990
International Debt	—	12,681	—	12,681
Loan Agreements	—	1,512	—	1,512
Short-Term Investments	5,197	296	—	5,493

Total Investments	5,197	117,255	224	122,676

Other Financial Instruments
Credit Default Swap Contracts	—	15	—	15

Total Other Financial Instruments*	$—	$15	$—	$15

*	Other financial instruments reflected in the Schedule of Investments, such as futures, forwards, and swap contracts which are valued at the unrealized appreciation (depreciation) on the instruments.

For a description of the levels see note 2 in the Notes to Quarterly Report.

There were no transfers in and out of Level 1.

Transfers in and out of Levels 2 and 3, for the period ended November 30, 2012, were due to the application of Fair Value Procedures outlined in note 2 in the Notes to Quarterly Report.

See accompanying notes which are an integral part of the quarterly report.

18        High Yield Bond Fund

SSgA

Fixed Income Funds

Notes to Quarterly Report — November 30, 2012 (Unaudited)

1. Organization

The SSgA Funds (the “Investment Company”) is a series mutual fund, comprised of 14 investment portfolios that were in operation as of November 30, 2012. This Quarterly Report reports on three funds: the SSgA Bond Market Fund, SSgA Intermediate Fund and SSgA High Yield Bond Fund, each a “Fund” and collectively referred to as the “Funds,” each of which has distinct investment objectives and strategies. Each Fund is an open-end management investment company, as defined in the Investment Company Act of 1940, as amended (the “1940 Act”). The Investment Company was organized as a Massachusetts business trust on October 3, 1987 and operates under a Second Amended and Restated Master Trust Agreement, dated May 15, 2012 (the “Agreement”). The Agreement permits the Board of Trustees (the “Board”) to issue an unlimited number of full and fractional shares of beneficial interest at $.001 par value.

2. Significant Accounting Policies

The Funds’ portfolio holdings and other financial information presented in the Quarterly Report are prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which require the use of management estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following is a summary of the significant accounting policies consistently followed by each Fund in the preparation of this Quarterly Report.

Security Valuation

U.S. GAAP defines fair market value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires a separate disclosure of the fair value hierarchy, for each major category of assets and liabilities that segregates fair value measurements into levels (Level 1, 2, and 3). In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

•	Level 1 — Inputs using quoted prices (unadjusted) in active markets or exchanges for identical assets and liabilities.

•

Level 2 — Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are non-active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

•

Level 3 — Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The valuation techniques and significant inputs used in determining the fair market values of financial instruments classified as Level 1 and Level 2 of the fair value hierarchy are as follows:

Common stocks, exchange traded funds and derivatives that are traded on a national securities exchange are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

Fixed income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. Treasury obligations, sovereign issues, bank loans, bank notes and non-U.S. bonds are normally valued by pricing service providers that use broker-dealer quotations or valuation estimates from their internal pricing models. The service providers’ internal models use inputs that are observable, such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads and default rates. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Notes to Quarterly Report        19

SSgA

Fixed Income Funds

Notes to Quarterly Report, continued — November 30, 2012 (Unaudited)

Fixed income securities purchased on a delayed-delivery basis are marked-to-market daily until settlement at the forward settlement date and are categorized as Level 2 of the fair value hierarchy.

Mortgage and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by pricing service providers that use broker-dealer quotations or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, estimated cash flows of each tranche, market-based yield spreads for each tranche, current market data and incorporates deal collateral performance, as available. Mortgage and asset-backed securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Investments in privately held investment funds are valued based upon the Net Asset Value (“NAV”) of such investments and are categorized as Level 2 of the fair value hierarchy.

Short-term instruments purchased by the Funds and maturing within 60 days of the time of purchase are valued at “amortized cost” unless the Board determines that amortized cost does not represent fair value. These investments are categorized as Level 2 of the fair value hierarchy.

Financial over-the-counter derivative instruments are instruments such as foreign currency contracts, options contracts, or swap agreements that derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. These contracts are normally valued on the basis of broker-dealer quotations or pricing service providers. Depending on the product and the terms of the transaction, the value of the derivative contracts can be estimated by a pricing service provider using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as issuer details, indices, spreads, interest rates, curves, dividends and exchange rates. Derivatives that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Events or circumstances affecting the values of fund securities that occur between the closing of the principal markets on which they trade and the time the NAV of fund shares is determined may be reflected in the Investment Company’s calculation of NAVs for each applicable fund when the Investment Company deems that the particular event or circumstance would materially affect such fund’s NAV. Funds that invest primarily in frequently traded exchange-listed securities will use fair value pricing in limited circumstances since reliable market quotations will often be readily available. If market quotations are not readily available for a security or if subsequent events suggest that a market quotation is not reliable, the Funds will use the security’s fair value, as determined in accordance with Fair Value Procedures adopted by the Board. Funds that invest in foreign securities are likely to use fair value pricing more often since significant events may occur between the close of foreign markets and the time of pricing which would trigger fair value pricing of the foreign securities. Although there are observable inputs assigned on a security level, prices are derived from factors using proprietary models or matrix pricing. For this reason, significant events will cause movement between Levels 1 and 2. Funds that invest in low-rated debt securities are also likely to use fair value pricing more often since the markets in which such securities are traded are generally thinner, more limited and less active than those for higher rated securities. Examples of events that could trigger fair value pricing of one or more securities are: (1) market quotations are not readily available because a portfolio security is not traded in a public market or the principal market in which the security trades is closed; (2) trading in a portfolio security is suspended and not resumed prior to the time as of which the Funds calculate their NAV; (3) where a significant event affecting the value of a portfolio security is determined to have occurred between the time of the market quotation provided for a portfolio security and the time as of which the Funds calculate their NAV; (4) a security’s price has remained unchanged over an extended period of time (often referred to as a “stale price”), or (5) the Funds’ custodian or administrator determines that a market quotation is inaccurate.

Preferred stock and other equities traded on inactive markets or valued by reference to similar instruments are also categorized as Level 2 of the fair value hierarchy.

The NAV of a Fund’s portfolio that includes foreign securities may change on days when shareholders will not be able to purchase or redeem fund shares, since foreign securities can trade on non-business days.

20        Notes to Quarterly Report

SSgA

Fixed Income Funds

Notes to Quarterly Report, continued — November 30, 2012 (Unaudited)

Level 3 Trading Assets and Trading Liabilities, at Fair Value

The valuation techniques and significant inputs used in determining the fair values of financial instruments classified as Level 3 of the fair value hierarchy are as follows:

Securities and other assets for which market quotes are not readily available are valued at fair value as determined in good faith by the Board and are categorized as Level 3 of the fair value hierarchy. Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information or broker quotes).

When fair valuation methods are applied that use significant unobservable inputs to determine a Fund’s NAV, securities will not be priced on the basis of quotes from the primary market in which they are traded, but rather may be priced by another method that the Board or persons action at their direction believe accurately reflects fair value and are categorized as Level 3 of the fair value hierarchy. Fair value pricing may require subjective determinations about the value of a security. While the securities valuation procedures are intended to result in a calculation of a Fund’s NAV that fairly reflects security values as of the time of pricing, the process cannot guarantee that fair values determined by the Board or persons acting at their direction would accurately reflect the price that a Fund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by a Fund may differ from the value that would be realized if the securities were sold.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported market values that presents changes attributable to total realized and unrealized gains or losses, purchases and sales, and transfers in/out of the Level 3 category during the period. In accordance with the requirements of U.S. GAAP, a fair value hierarchy and Level 3 reconciliation, if any, have been included in the Notes to the Schedule of Investments for each respective Fund.

The levels associated with valuing the Funds’ investments for the period ended November 30, 2012 are disclosed in the Presentation of Portfolio Holdings following the Schedules of Investments.

Securities Transactions

Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions, if any, are recorded on the basis of identified cost which is the same basis used for federal income taxes.

Investment Income

Dividend income is recorded on the ex-dividend date and interest income is recorded daily on the accrual basis. All premiums and discounts, including original issue discounts, are amortized/accreted using the interest method.

Federal Income Taxes

As of November 30, 2012, the Funds’ aggregate cost of investments and the comparison of unrealized appreciation and depreciation of investment securities for federal income tax purposes are as follows:

	Bond Market Fund	Intermediate Fund	High Yield Bond Fund
Cost of Investments for Tax Purposes	$32,677,793	$42,763,817	$116,943,242

Gross Tax Unrealized Appreciation	$1,648,792	$1,201,013	$6,099,617
Gross Tax Unrealized Depreciation	$(16,993)	$(5,772)	$(367,038)

Net Unrealized Appreciation (Depreciation)	$1,631,799	$1,195,241	$5,732,579

Notes to Quarterly Report        21

SSgA

Fixed Income Funds

Notes to Quarterly Report, continued — November 30, 2012 (Unaudited)

Forward Commitments/Mortgage Dollar Rolls

The Funds may contract to purchase securities for a fixed price at a future date beyond customary settlement time (not to exceed 120 days) (i.e., a “forward commitment” or “delayed settlement” transaction, e.g., to be announced (“TBA”)) consistent with a Fund’s ability to manage its investment portfolio and meet redemption requests. The Funds may enter into mortgage dollar rolls (principally in TBAs) in which a Fund sells a mortgage security and simultaneously contracts to repurchase a substantially similar mortgage security on a specified future date. A forward commitment transaction involves a risk of loss if the value of the security to be purchased or sold by the Fund increases or decreases below the repurchase price of those securities or the other party to the transaction fails to complete the transaction. The Funds record forward commitments on trade date and maintain security positions such that sufficient liquid assets will be available to make payments for the securities purchased. As of November 30, 2012, the Bond Market Fund, Intermediate Fund and High Yield Bond Fund held no mortgage dollar rolls.
High Yield Securities

The Funds may invest in high yield instruments that are subject to certain credit and market risks. The yields of high yield instruments reflect, among other things, perceived credit risk. The Funds’ investments in securities rated below investment grade typically involve risks not associated with higher rated securities including, among others, greater risk related to timely and ultimate payment of interest and principal, greater market price volatility and less liquid secondary market trading.

Loan Agreements

The Bond Market and High Yield Bond Funds may invest in direct debt instruments which are interests in amounts owed by corporate, governmental, or other borrowers to lenders or lending syndicates. These investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties. A loan is often administered by a bank or other financial institution (the “lender”) that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. When investing in a loan anticipation, the Fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the loan agreement and only upon receipt by the lender of payments from the borrower. A Fund generally has no right to enforce compliance with the terms of the loan agreement with the borrower. As a result, a Fund may be subject to the credit risk of both the borrower and the lender that is selling the loan agreement. When a Fund purchases assignments from lenders it acquires direct rights against the borrower on the loan.

Mortgage-Backed and Asset-Backed Securities

The Funds invest a portion of their assets in securities of issuers that hold mortgage and asset backed securities and direct investments in securities backed by commercial and residential mortgage loans and other financial assets. The value and related income of these securities are sensitive to changes in economic conditions, including delinquencies and/or defaults. Continuing shifts in the market’s perception of credit quality on securities backed by commercial and residential mortgage loans and other financial assets may result in increased volatility of market price and periods of illiquidity that can negatively impact the valuation of certain issuers held by the Funds.

United States Treasury Inflation Indexed Bonds

Inflation indexed securities are fixed-income securities whose principal value is periodically adjusted according to the rate of inflation. Interest is accrued based on the principal value which is adjusted for inflation. Any increase (decrease) in the principal amount of an inflation indexed security is recorded as interest income, even though the principal is not received until maturity.

22        Notes to Quarterly Report

SSgA

Fixed Income Funds

Notes to Quarterly Report, continued — November 30, 2012 (Unaudited)

Derivatives

To the extent permitted by the investment objective, restrictions and policies set forth in each Fund’s Prospectus and Statement of Additional Information, the Funds may invest in various derivative-based transactions. Derivative securities are instruments or agreements whose value is derived from an underlying security or index. The Funds’ use of derivatives includes exchange-traded futures. These instruments offer unique characteristics and risks that assist the Funds in meeting their investment objectives.

The Funds typically use derivatives in three ways: cash equitization, hedging, and return enhancement. Cash equitization is a technique that may be used by the Funds through the use of options and futures to earn “market-like” returns with the Funds’ excess and liquidity reserve cash balances. Hedging is used by the Funds to limit or control risks, such as adverse movements in exchange rates and interest rates. Return enhancement can be accomplished through the use of derivatives in the Funds. By purchasing certain instruments, the Funds may more effectively achieve the desired portfolio characteristics that assist in meeting the Funds’ investment objectives. Depending on how the derivatives are structured and utilized, the risks associated with them may vary widely. These risks are generally categorized as market risk, liquidity risk, counterparty risk, interest rate risk and credit risk.

Investments in a derivative instrument could lose more than the principal amount invested. Compared to conventional securities, derivatives can be more sensitive to changes in interest rates or to sudden fluctuations in market prices and thus a Fund’s losses may be greater if it invests in derivatives than if it invests only in conventional securities. The use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in equity or fixed income securities, currencies or other investments. Derivatives are subject to a number of risks such as liquidity risk, market risk, credit risk, default risk, counterparty risk and management risk. They also involve the risk of mispricing or improper valuation and the risk that changes in the value of the derivative may not correlate exactly with the change in the value of the underlying asset, rate or index.

The fair values of the Funds’ derivative instruments categorized by risk exposure for the period ended November 30, 2012 were as follows:

(Amounts in thousands)

	Bond Market Fund	Intermediate Fund	High Yield Bond Fund
Derivatives not accounted for as hedging instruments	Interest Rate Contracts	Interest Rate Contracts	Credit Contracts
Location
Statement of Assets and Liabilities — Assets
Daily variation margin on futures contracts*	$2	$3	$41

Location
Statement of Assets and Liabilities — Liabilities
Daily variation margin on futures contracts*	$8	$8	$—
Credit Default Swap Contracts	—	—	—

	$8	$8	$—

*	Includes cumulative appreciation (depreciation) of futures contracts as reported in Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets & Liabilities.

For the period ended November 30, 2012, the Funds’ quarterly holdings of futures contracts were as follows:

	Number of Futures Contracts Outstanding
Quarter Ended	Bond Market Fund	Intermediate Fund
August 31, 2012	36	46
November 30, 2012	34	42

Notes to Quarterly Report        23

SSgA

Fixed Income Funds

Notes to Quarterly Report, continued — November 30, 2012 (Unaudited)

For the period ended November 30, 2012, the High Yield Bond Fund’s quarterly holdings of swap contracts were as follows:

Quarter Ended	Credit Default Swap Notional Amounts Outstanding
August 31, 2012	8,415,000
November 30, 2012	4,200,000

Futures Contracts

A futures contract is an agreement to buy or sell a security, or deliver a cash settlement, in connection with an interest rate, an index, currency or other asset. The risk of loss in trading futures contracts in some strategies is potentially unlimited. The entire amount invested in futures contracts could be lost. There also is no assurance that a liquid secondary market will exist for futures contracts and options in which a fund may invest. Participation in the futures markets, as well as the use of various forward contracts, involves investment risks and transaction costs to which the fund would not be subject absent the use of these strategies. If the fund’s predictions of movements in the direction of the securities, fixed income or currencies markets are inaccurate, the adverse consequences to the fund may leave the fund in a worse position than if such strategies were not used.

The Funds are currently utilizing exchange-traded futures contracts. The primary risks associated with the use of futures contracts are an imperfect correlation between the change in market value of the securities held by the Funds and the prices of futures contracts and the possibility of an illiquid market. Upon entering into a futures contract, the Funds are required to deposit with a broker an amount, termed the initial margin, which typically represents 5% of the purchase price indicated in the futures contract. Payments to and from the broker, known as the variation margin, are required to be made on a daily basis as the price of the futures contract fluctuates. Changes in initial settlement value are accounted for as unrealized appreciation (depreciation) until the contracts are terminated, at which time realized gains and losses are recognized.

For the period ended November 30, 2012, the following Funds entered into future contracts primarily for the strategies listed below:

Funds	Strategies
Bond Market Fund	Hedging duration
Intermediate Fund	Hedging duration

Credit Default Swaps

The High Yield Bond Fund may enter into credit default swaps. A credit default swap can refer to corporate issues, asset-backed securities or an index of assets, each known as the reference entity or underlying asset. The Fund may act as either the buyer or the seller of a credit default swap involving one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default or other credit event. Depending upon the terms of the contract, the credit default swap may be closed via physical settlement. However, due to the possible or potential instability in the market, there is a risk that the Fund may be unable to deliver the underlying debt security to the other party to the agreement. Additionally, the Fund may not receive the expected amount under the swap agreement if the other party to the agreement defaults or becomes bankrupt. In an unhedged credit default swap, the Fund enters into a credit default swap without owning the underlying asset or debt issued by the reference entity. Credit default swaps allow the Fund to acquire or reduce credit exposure to a particular issuer, asset or basket of assets.

Credit default swaps could result in losses if the Fund does not correctly evaluate the creditworthiness of the company or companies on which the credit default swap is based. Credit default swap agreements may involve greater risks than if the Fund had invested in the reference obligation directly since, in addition to risks relating to the reference obligation, credit default swaps are subject to illiquidity and counterparty risk. The Fund will generally incur a greater degree of risk when it sells a credit default swap than when it purchases a credit default swap. As a buyer of a credit default swap, the Fund may

24        Notes to Quarterly Report

SSgA

Fixed Income Funds

Notes to Quarterly Report, continued — November 30, 2012 (Unaudited)

lose its upfront or periodic payments previously made and recover nothing should a credit event fail to occur and the swap is held to its termination date. As a seller of a credit default swap, if a credit event were to occur, the value of any deliverable obligation received by the Fund, coupled with the upfront or periodic payments previously received, may be less than what it pays to the buyer, resulting in a loss of value to the Fund. The maximum potential amount the Fund may pay should a negative credit event take place is defined under the terms of the agreement.

If the creditworthiness of a Fund’s swap counterparty declines, the risk that the counterparty may not perform could increase, potentially resulting in a loss to the Fund. To limit the counterparty risk involved in swap agreements, the Fund will only enter into swap agreements with counterparties that meet certain standards of creditworthiness. Although there can be no assurance that the Fund will be able to do so, the Fund may be able to reduce or eliminate its exposure under a swap agreement either by assignment or other disposition, or by entering into an offsetting swap agreement with the same party or another creditworthy party. The Fund may have limited ability to eliminate its exposure under a credit default swap if the credit of the reference entity or underlying asset has declined.

For the period ended November 30, 2012, the following Fund entered into credit default swaps primarily for the strategy listed below:

Funds	Strategies
High Yield Bond Fund	Market exposure

Guarantees

In the normal course of business, the Funds enter into contracts that contain a variety of representations which provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds expect the risk of loss to be remote.

3. Related Party Transactions

The Funds are permitted to invest their cash reserves (i.e., monies awaiting investment in portfolio securities suitable for the Funds’ objectives) in the SSgA Prime Money Market Fund (“Central Fund”) (a series of the Investment Company not presented herein). Shares of the Central Fund sold to and redeemed from any participating fund will not be subject to a redemption fee, distribution fee or service fee. If Central Fund shares sold to or redeemed from a participating fund are subject to any such distribution or service fee, the Advisor will waive its advisory fee for each participating fund in an amount that offsets the amount of such distribution and/or service fees incurred by the participating fund. Effective September 1, 2006, the Advisor has voluntarily agreed to waive a portion of any participating Fund’s advisory fee equal to the advisory fee paid by that participating Fund to the Central Fund. As of November 30, 2012, $10,749,500 of the Central Fund’s net assets represents investments by these Funds, and $8,698,600 represents the investments of other Investment Company Funds not presented herein.

4. Restricted Securities

Restricted securities are subject to contractual limitations on resale, are often issued in private placement transactions, and are not registered under the Securities Act of 1933 (the “Act”). The most common types of restricted securities are those sold under Rule 144A of the Act and commercial paper sold under Section 4(2) of the Act.

A Fund may invest a portion of its net assets not to exceed 5% in securities that are illiquid. Illiquid securities are securities that may not be readily marketable, and that cannot be sold within seven days in the ordinary course of business at the approximate amount at which the Fund has valued the securities. Restricted securities are generally considered to be illiquid.

For the period ended November 30, 2012, there were no restricted securities held by a Fund that were illiquid.

Notes to Quarterly Report        25

SSgA

Fixed Income Funds

Notes to Quarterly Report, continued — November 30, 2012 (Unaudited)

Illiquid securities and restricted securities may be priced by the Funds using the Fair Value Procedures approved by the Board.

5. Market, Credit and Counterparty Risk

In the normal course of business, the Funds invest in securities and enter into transactions where risks exist due to fluctuations in the market (market risk) or failure of the other party to a transaction to perform (counterparty risk). The value of securities held by the Funds may decline in response to certain events, including those directly involving the companies whose securities are owned by the Funds; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency and interest rate and price fluctuations. Similar to credit risk, the Funds may be exposed to counterparty risk, or the risk that an entity with which the Funds have unsettled or open transactions may default. Financial assets, which potentially expose the Funds to credit and counterparty risks, consist principally of investments and cash due from counterparties. The extent of a Fund’s exposure to credit and counterparty risks in respect to these financial assets approximates their value as recorded in the Fund’s Schedule of Investments.

26        Notes to Quarterly Report

SSgA

Fixed Income Funds

Shareholder Requests for Additional Information — November 30, 2012 (Unaudited)

The Funds have adopted the proxy voting policies of the Advisor. A description of the policies and procedures that the Funds have adopted to determine how to vote proxies relating to portfolio securities are contained in the Funds’ Statement of Additional Information, which is available (i) without charge, upon request, by calling the Funds at (800) 647-7327, (ii) on the Funds’ website at www.ssgafunds.com, (iii) on the Securities and Exchange Commission’s website at www.sec.gov, or (iv) at the Securities and Exchange Commission’s public reference room.

The Funds will file their complete schedules of investments with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. For the second and fourth quarters, the complete schedules of investments are available in the Funds’ semi-annual and annual financial statements. The Funds’ Form N-Q is available (i) without charge, upon request, by calling the Funds at (800) 647-7327, (ii) on the Funds’ website at www.ssgafunds.com, (iii) on the Securities and Exchange Commission’s website at www.sec.gov, or (iv) at the Securities and Exchange Commission’s public reference room.

Shareholder Requests for Additional Information        27

M O N E Y   M A R K E T   F U N D S

Money Market Fund

U.S.  Government Money Market Fund

Quarterly Report

November 30, 2012

SSgA Funds

Money Market Funds

Quarterly Report

November 30, 2012 (Unaudited)

“SSgA” is a registered trademark of State Street Corporation and is licensed for use by the SSgA Funds.

This report is prepared from the books and records of the Funds and it is submitted for the general information of shareholders. This information is for distribution to prospective investors only when preceded or accompanied by a SSgA Funds Prospectus containing more complete information concerning the investment objectives and operations of the Funds, charges and expenses. The Prospectus should be read carefully before an investment is made.

An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or another governmental agency. Although a money market fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in a money market fund.

This page has been intentionally left blank.

SSgA

Money Market Fund

Schedule of Investments — November 30, 2012 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Rate % (#)	Date of Maturity	Value $
Asset Backed Commercial Paper - 9.4%
Aspen Funding Corp. (a)	25,000	0.300	01/24/13	24,989
Cancara Asset Securitisation LLC (a)	27,000	0.247	01/18/13	26,991
Collateralized Commercial Paper Co. LLC	35,000	0.370	03/01/13	34,968
Gemini Securitization Corp. LLC (a)	25,000	0.300	02/25/13	24,982
Kells Funding LLC (a)	50,000	0.510	01/18/13	49,966
Kells Funding LLC (a)	20,000	0.285	03/04/13	19,985
Kells Funding LLC (a)	50,000	0.315	03/28/13	49,946
Kells Funding LLC (a)	75,000	0.322	04/05/13	74,914
Newport Funding Corp. (a)	50,000	0.300	02/25/13	49,964
Northern Pines Funding LLC (a)	20,000	0.350	01/22/13	19,990
Ridgefield Funding Co. (a)	15,000	0.800	01/09/13	14,987

Total Asset Backed Commercial Paper
(amortized cost $391,682)				391,682

Certificates of Deposit - 41.7%
Bank of Montreal	25,000	0.376	12/05/12	25,000
Bank of Nova Scotia (next reset date 12/06/12) (b)	100,000	0.249	03/06/13	100,000
Bank of Nova Scotia (next reset date 12/07/12) (b)	55,000	0.269	05/07/13	55,000
Bank of Tokyo - Mitsubishi	140,000	0.260	02/12/13	140,000
Barclays Bank (next reset date 12/19/12) (b)	50,000	0.728	02/19/13	50,000
Credit Suisse	51,000	0.460	12/05/12	51,000
Credit Suisse	150,000	0.330	02/12/13	150,000
Deutsche Bank AG	25,000	0.230	01/23/13	25,000
DNB Bank ASA (next reset date 12/05/12) (b)	50,000	0.350	07/05/13	49,999
ING Bank NV	225,000	0.590	02/15/13	225,000
Lloyds TSB Bank	20,000	0.250	12/24/12	20,000
Lloyds TSB Bank	20,000	0.250	01/02/13	20,000
Lloyds TSB Bank	20,000	0.250	01/14/13	20,000
Lloyds TSB Bank	35,000	0.250	01/23/13	35,000
Nordea Bank AB	25,000	0.240	02/04/13	25,000
Nordea Bank AB	50,000	0.240	02/22/13	50,000
Rabobank Nederland NV	75,000	0.459	01/02/13	75,000
Rabobank Nederland NV	50,000	0.410	01/28/13	50,000
Royal Bank of Canada (next reset date 02/11/13) (b)	15,000	0.360	08/12/13	15,000
Royal Bank of Canada (next reset date 02/27/13) (b)	9,800	0.362	08/27/13	9,800
Royal Bank of Canada (next reset date 12/06/12) (b)	16,700	0.462	09/06/13	16,700
Skandinaviska Enskilda Banken AB (next reset date 12/04/12) (b)	61,000	0.420	04/04/13	61,000
Skandinaviska Enskilda Banken AB	75,000	0.340	04/12/13	75,000
Sumitomo Mitsui Banking Corp.	75,000	0.290	02/04/13	75,000
Svenska Handelsbanken AB	19,000	0.255	01/02/13	19,000
Svenska Handelsbanken AB	13,000	0.240	01/17/13	13,000
Svenska Handelsbanken AB	32,000	0.240	02/06/13	32,000
Svenska Handelsbanken AB	12,000	0.260	02/14/13	12,000
Svenska Handelsbanken AB	35,000	0.245	02/14/13	35,000
Svenska Handelsbanken AB	100,000	0.255	03/13/13	100,001

Money Market Fund        3

SSgA

Money Market Fund

Schedule of Investments, continued — November 30, 2012 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Rate % (#)	Date of Maturity	Value $
Swedbank AB	48,000	0.440	02/04/13	48,000
Toronto Dominion Bank	13,000	0.313	02/04/13	13,000
UBS AG (next reset date 12/03/12) (b)	47,000	0.342	05/01/13	47,000

Total Certificates of Deposit
(amortized cost $1,737,500)				1,737,500

Financial Company Commercial Paper - 15.5%
DNB Bank ASA (a)	75,000	0.362	01/28/13	75,000
General Electric Capital Corp.	11,000	0.240	02/25/13	10,994
General Electric Capital Corp.	50,000	0.250	03/28/13	49,959
General Electric Capital Corp.	50,000	0.250	04/01/13	49,958
HSBC Bank PLC (next reset date 12/07/12) (a)(b)	20,000	0.318	02/07/13	20,000
HSBC Bank PLC (next reset date 01/09/13) (a)(b)	15,000	0.393	07/09/13	15,000
JPMorgan Chase & Co. (next reset date 12/10/12) (b)	30,000	0.289	04/08/13	30,000
JPMorgan Chase & Co. (next reset date 12/24/12) (b)	40,000	0.298	04/22/13	40,000
Nationwide Building Society (a)	75,000	0.300	02/12/13	74,954
Nationwide Building Society (a)	25,000	0.500	02/27/13	24,970
Nationwide Building Society (a)	10,000	0.380	03/22/13	9,988
Nationwide Building Society (a)	30,000	0.380	04/03/13	29,961
Nationwide Building Society (a)	15,000	0.380	04/05/13	14,980
Nordea Bank AB	50,000	0.300	02/04/13	49,973
Skandinaviska Enskilda Banken AB (a)	35,000	0.350	04/19/13	34,953
Sumitomo Mitsui Banking Corp. (a)	50,000	0.285	02/07/13	49,973
Swedbank AB	50,000	0.280	02/11/13	49,972
Toyota Motor Credit Corp.	7,000	0.240	02/20/13	6,996
Toyota Motor Credit Corp.	7,000	0.270	03/08/13	6,995

Total Financial Company Commercial Paper
(amortized cost $644,626)				644,626

Government Agency Debt - 0.6%
Federal Home Loan Mortgage Corp.
(amortized cost $26,991)	27,000	0.159	02/11/13	26,991

Other Notes - 9.7%
Bank of America NA	25,000	0.350	01/02/13	25,000
Bank of America NA	50,000	0.310	01/14/13	50,000
DNB Bank ASA (a)	50,000	0.160	12/03/12	50,000
Rabobank Nederland NV (a)	80,000	0.520	12/14/12	80,000
Societe Generale	190,000	0.180	12/03/12	190,000
Toyota Motor Credit Corp. (next reset date 12/10/12) (b)	9,600	0.460	09/09/13	9,600

Total Other Notes
(amortized cost $404,600)				404,600

Treasury Debt - 0.8%
U.S. Treasury Note (amortized cost $32,048)	32,000	0.155	01/15/13	32,048

Total Investments - 77.7%
(amortized cost $3,237,447)				3,237,447

4        Money Market Fund

SSgA

Money Market Fund

Schedule of Investments, continued — November 30, 2012 (Unaudited)

Amounts in thousands (except share amounts)

Value $
Repurchase Agreements - 22.3%
Government Agency Repurchase Agreements - 14.5%
Agreement with Calyon Financial, Inc. and The Bank of New York Mellon Corp. (Tri-Party) of $150,000 dated November 30, 2012 at 0.240% to be repurchased at $150,003 on December 3, 2012, collateralized by: $250,046 par various United States Government Mortgage Agency Obligations valued at $153,000.	150,000
Agreement with Citigroup Global Markets, Inc. and The Bank of New York Mellon Corp. (Tri-Party) of $100,000 dated November 30, 2012 at 0.240% to be repurchased at $100,002 on December 3, 2012, collateralized by: $120,175 par various United States Government Mortgage Agency Obligations valued at $102,000.	100,000
Agreement with Goldman Sachs & Co. and The Bank of New York Mellon Corp. (Tri-Party) of $250,000 dated November 27, 2012 at 0.210% to be repurchased at $250,010 on December 4, 2012, collateralized by: $412,584 par various United States Government Mortgage Agency Obligations valued at $255,000.	250,000
Agreement with Societe Generale and The Bank of New York Mellon Corp. (Tri-Party) of $102,000 dated November 30, 2012 at 0.240% to be repurchased at $102,002 on December 3, 2012, collateralized by: $1,258,855 par various United States Government Mortgage Agency Obligations valued at $104,040.	102,000

Total Government Agency Repurchase Agreements
(identified cost $602,000)	602,000

Treasury Repurchase Agreements - 7.8%
Agreement with Federal Reserve Bank and The Bank of New York Mellon Corp. (Tri-Party) of $10,000 dated November 30, 2012 at 0.180% to be repurchased at $10,000 on December 3, 2012, collateralized by: $9,776 par various United States Government Mortgage Agency Obligations valued at $10,000.	10,000
Agreement with RBS Securities, Inc. and JPMorgan Chase & Co. (Tri-Party) of $313,000 dated November 30, 2012 at 0.220% to be repurchased at $313,006 on December 3, 2012, collateralized by: $319,911 par various United States Government Treasury Obligations valued at $319,261.	313,000

Total Treasury Repurchase Agreements
(identified cost $323,000)	323,000

Total Repurchase Agreements
(identified cost $925,000)	925,000

Total Investments and Repurchase Agreements - 100% (c)
(cost $4,162,447) (d)	4,162,447

Other Assets and Liabilities, Net - 0.0%	623

Net Assets - 100.0%	4,163,070

See accompanying notes which are an integral part of the quarterly report.

Money Market Fund        5

SSgA

Money Market Fund

Schedule of Investments — November 30, 2012 (Unaudited)

Footnotes:

(a)	Restricted security (144A) or 4 (2) commercial paper. Security may have contractual restrictions on resale, may have been offered in a private placement transaction, and may not be registered under the Securities Act of 1933.
(b)	Adjustable or floating rate security. Rate shown reflects rate in effect at period end.
(c)	Unless otherwise indicated, the values of securities of the Fund are determined based on Level 2 inputs. (Note 2)
(d)	The identified cost for Federal income tax purposes.
#	For purposes of this report, for non-interest bearing Commercial Paper and Discount Notes, the discount rate at purchase is used to populate the coupon rate column.

6        Notes to Schedule of Investments

SSgA

U.S. Government Money Market Fund

Schedule of Investments — November 30, 2012 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Rate % (#)	Date of Maturity	Value $
Government Agency Debt - 63.3%
Federal Home Loan Bank	21,000	0.170	12/05/12	21,000
Federal Home Loan Bank	11,000	0.175	12/19/12	10,999
Federal Home Loan Bank	46,000	0.127	01/02/13	45,995
Federal Home Loan Bank	40,000	0.170	01/16/13	39,991
Federal Home Loan Bank	54,000	0.128	01/23/13	53,990
Federal Home Loan Bank	111,000	0.135	02/01/13	110,974
Federal Home Loan Bank	60,000	0.148	02/08/13	59,983
Federal Home Loan Bank	88,000	0.155	02/13/13	87,972
Federal Home Loan Bank	29,000	0.130	02/15/13	28,992
Federal Home Loan Bank	25,000	0.149	03/20/13	24,989
Federal Home Loan Bank	4,000	0.149	03/22/13	3,998
Federal Home Loan Bank	42,000	0.157	04/03/13	41,978
Federal Home Loan Bank	40,000	0.155	04/05/13	39,979
Federal Home Loan Bank	53,000	0.165	04/17/13	52,967
Federal Home Loan Bank	50,000	0.170	04/19/13	49,967
Federal Home Loan Bank	27,000	0.150	04/26/13	26,984
Federal Home Loan Bank	26,000	0.165	05/17/13	25,980
Federal Home Loan Bank (next reset date 12/24/12) (a)	39,000	0.168	05/23/13	38,999
Federal Home Loan Mortgage Corp.	11,000	0.180	12/31/12	10,998
Federal Home Loan Mortgage Corp.	65,000	0.174	01/07/13	64,988
Federal Home Loan Mortgage Corp.	175,000	0.119	01/08/13	174,978
Federal Home Loan Mortgage Corp.	46,000	0.170	01/14/13	45,990
Federal Home Loan Mortgage Corp.	11,000	0.159	01/22/13	10,998
Federal Home Loan Mortgage Corp.	40,000	0.155	01/28/13	39,990
Federal Home Loan Mortgage Corp.	125,000	0.129	01/29/13	124,973
Federal Home Loan Mortgage Corp.	50,000	0.129	02/04/13	49,988
Federal Home Loan Mortgage Corp.	200,000	0.129	02/05/13	199,952
Federal Home Loan Mortgage Corp.	61,000	0.160	02/19/13	60,978
Federal Home Loan Mortgage Corp.	60,000	0.149	03/20/13	59,973
Federal Home Loan Mortgage Corp.	42,000	0.155	04/08/13	41,977
Federal Home Loan Mortgage Corp.	35,000	0.165	04/22/13	34,977
Federal Home Loan Mortgage Corp.	22,000	0.150	04/29/13	21,986
Federal Home Loan Mortgage Corp.	12,000	0.160	05/06/13	11,992
Federal National Mortgage Assoc.	10,000	0.174	01/02/13	9,999
Federal National Mortgage Assoc.	17,000	0.159	02/06/13	16,995
Federal National Mortgage Assoc.	144,000	0.159	02/13/13	143,952
Federal National Mortgage Assoc.	28,000	0.010	02/14/13	27,991
Federal National Mortgage Assoc.	200,000	0.128	02/19/13	199,942
Federal National Mortgage Assoc.	40,000	0.155	02/20/13	39,986
Federal National Mortgage Assoc.	75,000	0.152	03/07/13	74,969
Federal National Mortgage Assoc.	20,000	0.150	03/27/13	19,990
Federal National Mortgage Assoc.	10,000	0.154	04/10/13	9,994
Federal National Mortgage Assoc.	15,000	0.161	04/17/13	14,991
Federal National Mortgage Assoc.	12,000	0.165	05/15/13	11,991

Total Government Agency Debt
(amortized cost $2,291,275)				2,291,275

U.S. Government Money Market Fund        7

SSgA

U.S. Government Money Market Fund

Schedule of Investments, continued — November 30, 2012 (Unaudited)

Amounts in thousands (except share amounts)

Value $
Total Investments - 63.3%
(amortized cost $2,291,275)	2,291,275

Repurchase Agreements - 31.8%
Government Agency Repurchase Agreements - 17.3%
Agreement with Barclays Capital, Inc. and The Bank of New York Mellon Corp. (Tri-Party) of $250,000 dated November 27, 2012 at 0.180% to be repurchased at $250,009 on December 4, 2012, collateralized by: $250,284 par various United States Government Mortgage Agency Obligations valued at $255,001.	250,000
Agreement with BNP Paribas and The Bank of New York Mellon Corp. (Tri-Party) of $125,000 dated November 30, 2012 at 0.220% to be repurchased at $125,002 on December 3, 2012, collateralized by: $108,193 par various United States Government Mortgage Agency Obligations valued at $127,501.	125,000
Agreement with Calyon Financial, Inc. and The Bank of New York Mellon Corp. (Tri-Party) of $125,000 dated November 30, 2012 at 0.230% to be repurchased at $125,002 on December 3, 2012, collateralized by: $122,274 par various United States Government Mortgage Agency Obligations valued at $127,501.	125,000
Agreement with Goldman Sachs & Co. and The Bank of New York Mellon Corp. (Tri-Party) of $125,000 dated November 30, 2012 at 0.230% to be repurchased at $125,002 on December 3, 2012, collateralized by: $127,430 par various United States Government Mortgage Agency Obligations valued at $127,501.	125,000

Total Government Agency Repurchase Agreements
(identified cost $625,000)	625,000

Treasury Repurchase Agreements - 14.5%
Agreement with JPM Chase and JPMorgan Chase & Co. (Tri-Party) of $275,000 dated November 30, 2012 at 0.210% to be repurchased at $275,005 on December 3, 2012, collateralized by: $265,015 par various United States Government Treasury Obligations valued at $280,502.	275,000
Agreement with Merrill Lynch and The Bank of New York Mellon Corp. (Tri-Party) of $125,000 dated November 30, 2012 at 0.210% to be repurchased at $125,002 on December 3, 2012, collateralized by: $127,618 par various United States Government Treasury Obligations valued at $127,500.	125,000
Agreement with Societe Generale and The Bank of New York Mellon Corp. (Tri-Party) of $125,000 dated November 30, 2012 at 0.220% to be repurchased at $125,002 on December 3, 2012, collateralized by: $123,531 par various United States Government Treasury Obligations valued at $127,500.	125,000

Total Treasury Repurchase Agreements
(identified cost $525,000)	525,000

Total Repurchase Agreements
(identified cost $1,150,000)	1,150,000

8        U.S. Government Money Market Fund

SSgA

U.S. Government Money Market Fund

Schedule of Investments, continued — November 30, 2012 (Unaudited)

Amounts in thousands (except share amounts)

Value $
Total Investments and Repurchase Agreements - 95.1% (b)
(cost $3,441,275) (c)	3,441,275

Other Assets and Liabilities, Net - 4.9%	178,884

Net Assets - 100.0%	3,620,159

Footnotes:

(a)	Adjustable or floating rate security. Rate shown reflects rate in effect at period end.
(b)	Unless otherwise indicated, the values of securities of the Fund are determined based on Level 2 inputs. (Note 2)
(c)	The identified cost for Federal income tax purposes.
#	For purposes of this report, for non-interest bearing Commercial Paper and Discount Notes, the discount rate at purchase is used to populate the coupon rate column.

See accompanying notes which are an integral part of the quarterly report.

U.S. Government Money Market Fund        9

SSgA

Money Market Funds

Notes to Quarterly Report — November 30, 2012 (Unaudited)

1. Organization

The SSgA Funds (the “Investment Company”) is a series mutual fund, comprised of 14 investment portfolios that were in operation as of November 30, 2012. This Quarterly Report reports on two funds: the SSgA Money Market Fund and SSgA U.S. Government Money Market Fund, each a “Fund” and collectively referred to as the “Funds,” each of which has distinct investment objectives and strategies. Each Fund is an open-end management investment company, as defined in the Investment Company Act of 1940, as amended (the “1940 Act”). The Investment Company was organized as a Massachusetts business trust on October 3, 1987 and operates under a Second Amended and Restated Master Trust Agreement, dated May 15, 2012 (the “Agreement”). The Agreement permits the Board of Trustees (the “Board”) to issue an unlimited number of full and fractional shares of beneficial interest at a $.001 par value.

2. Significant Accounting Policies

The Funds’ portfolio holdings and other financial information presented in this Quarterly Report are prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which require the use of management estimates and assumptions at the date of the Quarterly Report. Actual results could differ from those estimates. The following is a summary of the significant accounting policies consistently followed by each Fund in the preparation of this Quarterly Report.

Security Valuation

As permitted in accordance with Rule 2a-7 of the 1940 Act, each Fund values portfolio investments using the amortized cost method. Under this method, each portfolio instrument is initially valued at cost, and thereafter assumes a constant accretion/amortization to maturity date or next reset date of any discount or premium. While amortized cost provides certainty in valuation, it may result in periods when the value of an instrument is higher or lower than the price a Fund would receive if it sold the instrument.

U.S. GAAP defines fair market value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires a separate disclosure of the fair value hierarchy, for each major category of assets and liabilities that segregates fair value measurements into levels (Level 1, 2, and 3). In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

•	Level 1 — Inputs using quoted prices (unadjusted) in active markets or exchanges for identical assets and liabilities.

•

Level 2 — Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are nonactive, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

•

Level 3 — Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

10        Notes to Quarterly Report

SSgA

Money Market Funds

Notes to Quarterly Report, continued — November 30, 2012 (Unaudited)

The valuation techniques and significant inputs used in determining the fair market values of financial instruments classified as Level 1 and Level 2 of the fair value hierarchy are as follows:

Short-term instruments purchased by the Funds and maturing within 60 days of the time of purchase are valued at “amortized cost” unless the Board determines that amortized cost does not represent fair value. These investments are categorized as Level 2 of the fair value hierarchy.

Investments in privately held investment funds are valued based upon the Net Asset Value (“NAV”) of such investments and are categorized as Level 2 of the fair value hierarchy.

Level 3 Trading Assets and Trading Liabilities, at Fair Value

The valuation techniques and significant inputs used in determining the fair values of financial instruments classified as Level 3 of the fair value hierarchy are as follows:

Securities and other assets for which market quotes are not readily available are valued at fair value as determined in good faith by the Board and are categorized as Level 3 of the fair value hierarchy. Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information or broker quotes).

When fair valuation methods are applied that use significant unobservable inputs to determine a Fund’s NAV, securities will not be priced on the basis of quotes from the primary market in which they are traded, but rather may be priced by another method that the Board or persons action at their direction believe accurately reflects fair value and are categorized as Level 3 of the fair value hierarchy. Fair value pricing may require subjective determinations about the value of a security. While the securities valuation procedures are intended to result in a calculation of a Fund’s NAV that fairly reflects security values as of the time of pricing, the process cannot guarantee that fair values determined by the Board or persons acting at their direction would accurately reflect the price that a Fund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by a Fund may differ from the value that would be realized if the securities were sold.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported market values that presents changes attributable to total realized and unrealized gains or losses, purchases and sales, and transfers in/out of the Level 3 category during the period. In accordance with the requirements of U.S. GAAP, a fair value hierarchy and Level 3 reconciliation, if any, have been included in the Notes to the Schedule of Investments for each respective Fund.

Securities Transactions

Securities transactions are recorded on a trade date basis, which in most instances is the same as settlement date. Realized gains and losses from securities transactions, if any, are recorded on the basis of identified cost which is the same basis used for federal income taxes.

Investment Income

Interest income is recorded daily on an accrual basis. Distributions received on securities that represent a return on capital or capital gains are recorded as a reduction on cost of investments and/or as a realized gain.

Notes to Quarterly Report        11

SSgA

Money Market Funds

Notes to Quarterly Report, continued — November 30, 2012 (Unaudited)

Repurchase Agreements

A repurchase agreement customarily obligates the seller at the time it sells securities to the Funds to repurchase the securities at a mutually agreed-upon price and time. The total amount received by the Funds on repurchase is calculated to exceed the price paid by the Funds, reflecting an agreed-upon market rate of interest for the period of time to the settlement date, and is not necessarily related to the interest rate on the underlying securities. The underlying securities are ordinarily United States Government securities. In most cases, repurchase transactions must be collateralized initially at a minimum of 102% of the repurchase price, but in no event less than 100% of the repurchase price. The use of repurchase agreements involves certain risks. For example, if the seller of securities under a repurchase agreement defaults on its obligation to repurchase the underlying securities (as a result of its bankruptcy or otherwise) the Funds will seek to dispose of such securities; this action could involve losses, costs or delays. The Funds may enter into repurchase agreements maturing within a specified date with domestic dealers, banks and other financial institutions deemed to be creditworthy by the Funds’ investment advisor.

Guarantees

In the normal course of business, the Funds enter into contracts that contain a variety of representations which provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds expect the risk of loss to be remote.

3. Restricted Securities

Restricted securities are subject to contractual limitations on resale, are often issued in private placement transactions, and are not registered under the Securities Act of 1933 (the “Act”). The most common types of restricted securities are those sold under Rule 144A of the Act and commercial paper sold under Section 4(2) of the Act.

A Fund may invest a portion of its net assets not to exceed 5% in securities that are illiquid. Illiquid securities are securities that may not be readily marketable, and that cannot be sold within seven days in the ordinary course of business at the approximate amount at which the Fund has valued the securities. Restricted securities are generally considered to be illiquid.

For the period ended November 30, 2012, there were no restricted securities held by a Fund that were illiquid.

Illiquid securities and restricted securities may be priced by the Funds using the Fair Value Procedures approved by the Board.

4. Market, Credit and Counterparty Risk

In the normal course of business, the Funds invest in securities and enter into transactions where risks exist due to fluctuations in the market (market risk) or failure of the other party to a transaction to perform (counterparty risk). The value of securities held by the Funds may decline in response to certain events, including those directly involving the companies whose securities are owned by the Funds; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency and interest rate and price fluctuations. Similar to credit risk, the Funds may be exposed to counterparty risk, or the risk that an entity with which the Funds have unsettled or open transactions may default. Financial assets, which potentially expose the Funds to credit and counterparty risks, consist principally of investments and cash due from counterparties. The extent of a Fund’s exposure to credit and counterparty risks in respect to these financial assets approximates their value as recorded in the Fund’s Schedules of Investments.

12        Notes to Quarterly Report

SSgA

Money Market Funds

Shareholder Requests for Additional Information — November 30, 2012 (Unaudited)

The Funds have adopted the proxy voting policies of the Advisor. A description of the policies and procedures that the Funds have adopted to determine how to vote proxies relating to portfolio securities are contained in the Funds’ Statement of Additional Information, which is available (i) without charge, upon request, by calling the Funds at (800) 647-7327, (ii) on the Funds’ website at www.ssgafunds.com, (iii) on the Securities and Exchange Commission’s website at www.sec.gov, or (iv) at the Securities and Exchange Commission’s public reference room.

The Funds will file their complete schedules of investments with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. For the second and fourth quarters, the complete schedules of investments are available in the Funds’ semi-annual and annual financial statements. The Funds’ Form N-Q is available (i) without charge, upon request, by calling the Funds at (800) 647-7327, (ii) on the Funds’ website at www.ssgafunds.com, (iii) on the Securities and Exchange Commission’s website at www.sec.gov, or (iv) at the Securities and Exchange Commission’s public reference room.

Shareholder Requests for Additional Information        13

S & P    5 0 0    I n d e x    F  u n d

Quarterly Report

November 30, 2012

SSgA Funds

S&P 500 Index Fund

Quarterly Report

November 30, 2012 (Unaudited)

“SSgA” is a registered trademark of State Street Corporation and is licensed for use by the SSgA Funds.

This report is prepared from the books and records of the Funds and it is submitted for the general information of shareholders. This information is for distribution to prospective investors only when preceded or accompanied by a SSgA Funds Prospectus containing more complete information concerning the investment objectives and operations of the Funds, charges and expenses. The Prospectus should be read carefully before an investment is made.

This page has been intentionally left blank.

SSgA

S&P 500 Index Fund

Notes to Quarterly Report — November 30, 2012 (Unaudited)

1. Organization

The SSgA Funds (the “Investment Company”) is a series mutual fund, comprised of 14 investment portfolios that were in operation as of November 30, 2012. This Quarterly Report reports on the SSgA S&P 500 Index Fund (the “Fund”). The Investment Company is an open-end management investment company, as defined in the Investment Company Act of 1940, as amended (the “1940 Act”). The Investment Company was organized as a Massachusetts business trust on October 3, 1987 and operates under a Second Amended and Restated Master Trust Agreement, dated May 15, 2012 (the “Agreement”). The Agreement permits the Board of Trustees (the “Board”) to issue an unlimited number of full and fractional shares of beneficial interest at $.001 par value.

The Fund invests substantially all of its investable assets in interests of the State Street Equity 500 Index Portfolio (the “Master Portfolio”). The Fund has the same investment objective as the Master Portfolio and investment policies that are substantially similar to those of the Master Portfolio in which it invests. The value of the Fund’s investment in the Master Portfolio reflects the Fund’s proportionate interest in the net assets of the Master Portfolio (approximately 55.11% at November 30, 2012). The performance of the Fund is directly affected by the performance of the Master Portfolio. The financial statements of the Master Portfolio, including the Portfolio of Investments, are included elsewhere in this report and should be read in conjunction with the Fund’s financial statements.

2. Significant Accounting Policies

The Fund’s portfolio holdings and other financial information presented in this Quarterly Report are prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which require the use of management estimates and assumptions at the date of the Quarterly Report. Actual results could differ from those estimates. The following is a summary of the significant accounting policies consistently followed by the Fund in the preparation of this Quarterly Report.

Security Valuation

The Fund records its investments in the Master Portfolio at fair value. Valuation of securities held by the Master Portfolio is discussed in Note 2 of the Master Portfolio’s Notes to Portfolio of Investments, which are included elsewhere in this report.

U.S. GAAP defines fair market value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires a separate disclosure of the fair value hierarchy, for each major category of assets and liabilities that segregates fair value measurements into levels (Level 1, 2, and 3). In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

•	Level 1 — Inputs using quoted prices (unadjusted) in active markets or exchanges for identical assets and liabilities.

•

Level 2 — Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are non-active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

•

Level 3 — Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

Notes to Quarterly Report      3

SSgA

S&P 500 Index Fund

Notes to Quarterly Report, continued — November 30, 2012 (Unaudited)

The valuation techniques and significant inputs used in determining the fair market values of financial instruments classified as Level 1 and Level 2 of the fair value hierarchy are as follows:

Common stocks, exchange traded funds and derivatives that are traded on a national securities exchange are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

Fixed income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. Treasury obligations, sovereign issues, bank loans, bank notes and non-U.S. bonds are normally valued by pricing service providers that use broker-dealer quotations or valuation estimates from their internal pricing models. The service providers’ internal models use inputs that are observable, such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads and default rates. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Fixed income securities purchased on a delayed-delivery basis are marked-to-market daily until settlement at the forward settlement date and are categorized as Level 2 of the fair value hierarchy.

Mortgage and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by pricing service providers that use broker-dealer quotations or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, estimated cash flows of each tranche, market-based yield spreads for each tranche, current market data and incorporates deal collateral performance, as available. Mortgage and asset-backed securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Investments in privately held investment funds are valued based upon the Net Asset Value (“NAV”) of such investments and are categorized as Level 2 of the fair value hierarchy.

Short-term instruments purchased by the Funds and maturing within 60 days of the time of purchase are valued at “amortized cost” unless the Board determines that amortized cost does not represent fair value. These investments are categorized as Level 2 of the fair value hierarchy.

Level 3 Trading Assets and Trading Liabilities, at Fair Value

The valuation techniques and significant inputs used in determining the fair values of financial instruments classified as Level 3 of the fair value hierarchy are as follows:

Securities and other assets for which market quotes are not readily available are valued at fair value as determined in good faith by the Board and are categorized as Level 3 of the fair value hierarchy. Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information or broker quotes).

When fair valuation methods are applied that use significant unobservable inputs to determine a Fund’s NAV, securities will not be priced on the basis of quotes from the primary market in which they are traded, but rather may be priced by another method that the Board or persons action at their direction believe accurately reflects fair value and are categorized as Level 3 of the fair value hierarchy. Fair value pricing may require subjective determinations about the value of a security. While the securities valuation procedures are intended to result in a calculation of a Fund’s NAV that fairly reflects security values as of the time of pricing, the process cannot guarantee that fair values determined by the Board or persons acting at their direction would accurately reflect the price that a Fund could obtain for a security if it were to dispose of that security as of

4      Notes to Quarterly Report

SSgA

S&P 500 Index Fund

Notes to Quarterly Report, continued — November 30, 2012 (Unaudited)

the time of pricing (for instance, in a forced or distressed sale). The prices used by a Fund may differ from the value that would be realized if the securities were sold.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported market values that presents changes attributable to total realized and unrealized gains or losses, purchases and sales, and transfers in/out of the Level 3 category during the period. In accordance with the requirements of U.S. GAAP, a fair value hierarchy and Level 3 reconciliation, if any, have been included in the Notes to the Schedule of Investments for each respective Fund.

The level associated with valuing the Fund’s investments for the period ended November 30, 2012 was Level 1 for the Fund.

Investment Income

The Fund records daily its proportionate share of the Master Portfolio’s income, expenses and realized and unrealized gains and losses.

Guarantees

In the normal course of business, the Funds enter into contracts that contain a variety of representations which provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds expect the risk of loss to be remote.

3. Market, Credit and Counterparty Risk

In the normal course of business, the Fund invest in securities and enter into transactions where risks exist due to fluctuations in the market (market risk) or failure of the other party to a transaction to perform (counterparty risk). The value of securities held by the Fund may decline in response to certain events, including those directly involving the companies whose securities are owned by the Fund; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency and interest rate and price fluctuations. Similar to credit risk, the Fund may be exposed to counterparty risk, or the risk that an entity with which the Fund has unsettled or open transactions may default. Financial assets, which potentially expose the Fund to credit and counterparty risks, consist principally of investments and cash due from counterparties. The extent of the exposure to credit and counterparty risks in respect to these financial assets approximates their value as recorded in the Fund’s Schedule of Investments.

Notes to Quarterly Report      5

SSgA

S&P 500 Index Fund

Shareholder Requests for Additional Information — November 30, 2012 (Unaudited)

The Funds have adopted the proxy voting policies of the Advisor. A description of the policies and procedures that the Funds have adopted to determine how to vote proxies relating to portfolio securities are contained in the Funds’ Statement of Additional Information, which is available (i) without charge, upon request, by calling the Funds at (800) 647-7327, (ii) on the Funds’ website at www.ssgafunds.com, (iii) on the Securities and Exchange Commission’s website at www.sec.gov, or (iv) at the Securities and Exchange Commission’s public reference room.

The Funds will file their complete schedules of investments with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. For the second and fourth quarters, the complete schedules of investments are available in the Funds’ semi-annual and annual financial statements. The Funds’ Form N-Q is available (i) without charge, upon request, by calling the Funds at (800) 647-7327, (ii) on the Funds’ website at www.ssgafunds.com, (iii) on the Securities and Exchange Commission’s website at www.sec.gov, or (iv) at the Securities and Exchange Commission’s public reference room.

6      Notes to Portfolio of Investments

State Street Equity 500 Index Portfolio

Portfolio of Investments — November 30, 2012 (Unaudited)

	Shares	Market Value (000)
Common Stocks - 98.9%
Consumer Discretionary - 12.1%
Abercrombie & Fitch Co. Class A	13,046	$599
Amazon.com, Inc. (a)	57,892	14,592
Apollo Group, Inc. Class A (a)	18,029	346
AutoNation, Inc. (a)	6,363	248
AutoZone, Inc. (a)	5,964	2,289
Bed Bath & Beyond, Inc. (a)	36,545	2,146
Best Buy Co., Inc.	42,119	552
Big Lots, Inc. (a)	9,227	260
BorgWarner, Inc. (a)	18,500	1,227
Cablevision Systems Corp.	35,600	493
CarMax, Inc. (a)	37,200	1,349
Carnival Corp.	70,650	2,731
CBS Corp. Class B	95,403	3,433
Chipotle Mexican Grill, Inc. (a)	5,100	1,345
Coach, Inc.	44,828	2,593
Comcast Corp. Class A	430,748	16,015
D.R. Horton, Inc.	46,076	897
Darden Restaurants, Inc.	20,588	1,089
DIRECTV (a)	100,477	4,994
Discovery Communications, Inc. Class A (a)	39,900	2,410
Dollar General Corp. (a)	42,500	2,124
Dollar Tree, Inc. (a)	36,600	1,528
eBay, Inc. (a)	185,803	9,814
Expedia, Inc.	14,357	888
Family Dollar Stores, Inc.	15,558	1,108
Ford Motor Co.	615,898	7,052
Fossil, Inc. (a)	8,800	761
GameStop Corp. Class A	19,500	512
Gannett Co., Inc.	39,574	708
Gap, Inc.	44,198	1,523
Genuine Parts Co.	25,209	1,641
Goodyear Tire & Rubber Co. (a)	34,957	440
H&R Block, Inc.	47,115	849
Harley-Davidson, Inc.	35,801	1,681
Harman International Industries, Inc.	12,021	476
Hasbro, Inc.	17,825	686
Home Depot, Inc.	242,212	15,761
Host Hotels & Resorts, Inc.	118,721	1,744
International Game Technology	47,919	665
Interpublic Group of Cos., Inc.	71,894	778
JC Penney Co., Inc.	21,810	391
Johnson Controls, Inc.	109,586	3,018
Kohl’s Corp.	34,533	1,542
Lennar Corp. Class A	25,931	986
Limited Brands, Inc.	38,167	1,990
Lowe’s Cos., Inc.	185,562	6,697
Macy’s, Inc.	65,923	2,551
Marriott International, Inc. Class A	42,850	1,555
Mattel, Inc.	53,776	2,017
McDonald’s Corp.	162,325	$14,129
McGraw-Hill Cos., Inc.	45,766	2,431
NetFlix, Inc. (a)	9,700	793
Newell Rubbermaid, Inc.	47,893	1,045
News Corp. Class A	320,809	7,905
NIKE, Inc. Class B	59,452	5,795
Nordstrom, Inc.	25,833	1,397
O’Reilly Automotive, Inc. (a)	19,400	1,825
Omnicom Group, Inc.	43,541	2,166
PetSmart, Inc.	17,300	1,222
Priceline.com, Inc. (a)	7,990	5,299
PulteGroup, Inc. (a)	54,705	920
Ralph Lauren Corp.	10,415	1,636
Ross Stores, Inc.	35,900	2,043
Scripps Networks Interactive, Inc. Class A	15,035	888
Snap-on, Inc.	9,212	732
Stanley Black & Decker, Inc.	27,007	1,942
Staples, Inc.	110,033	1,287
Starbucks Corp.	122,761	6,368
Starwood Hotels & Resorts Worldwide, Inc.	31,247	1,686
Target Corp.	104,216	6,579
Tiffany & Co.	19,880	1,172
Time Warner Cable, Inc.	49,771	4,723
Time Warner, Inc.	151,091	7,147
TJX Cos., Inc.	117,212	5,197
TripAdvisor, Inc. (a)	16,857	644
Urban Outfitters, Inc. (a)	18,300	690
V.F. Corp.	14,393	2,310
Viacom, Inc. Class B	75,822	3,913
Walt Disney Co.	287,445	14,274
Washington Post Co. Class B	660	242
Whirlpool Corp.	12,661	1,289
Wyndham Worldwide Corp.	22,699	1,114
Wynn Resorts, Ltd.	12,700	1,427
Yum! Brands, Inc.	73,292	4,916

		248,240

Consumer Staples - 10.8%
Altria Group, Inc.	325,699	11,012
Archer-Daniels-Midland Co.	107,324	2,866
Avon Products, Inc.	67,660	944
Beam, Inc.	25,045	1,405
Brown-Forman Corp. Class B	23,482	1,648
Campbell Soup Co.	28,865	1,061
Clorox Co.	20,543	1,568
Coca-Cola Co.	620,222	23,519
Coca-Cola Enterprises, Inc.	46,401	1,447
Colgate-Palmolive Co.	71,401	7,747
ConAgra Foods, Inc.	65,375	1,952
Constellation Brands, Inc. Class A (a)	23,026	826
Costco Wholesale Corp.	69,789	7,257

State Street Equity 500 Index Portfolio       7

State Street Equity 500 Index Portfolio

Portfolio of Investments, continued — November 30, 2012 (Unaudited)

	Shares	Market Value (000)
CVS Caremark Corp.	203,832	$9,480
Dean Foods Co. (a)	31,858	546
Dr Pepper Snapple Group, Inc.	34,100	1,529
Estee Lauder Cos., Inc. Class A	38,504	2,243
General Mills, Inc.	103,664	4,249
H.J. Heinz Co.	52,069	3,044
Hormel Foods Corp.	21,200	657
Kellogg Co.	39,035	2,165
Kimberly-Clark Corp.	63,300	5,426
Kraft Foods Group, Inc. (a)	94,769	4,285
Kroger Co.	88,876	2,332
Lorillard, Inc.	20,461	2,479
McCormick & Co., Inc.	20,753	1,340
Molson Coors Brewing Co. Class B	25,162	1,043
Mondelez International, Inc. Class A	284,309	7,361
Monster Beverage Corp. (a)	24,300	1,265
PepsiCo, Inc.	250,454	17,584
Philip Morris International, Inc.	270,199	24,286
Procter & Gamble Co.	439,019	30,657
Reynolds American, Inc.	52,074	2,277
Safeway, Inc.	37,164	636
Sysco Corp.	93,209	2,950
The Hershey Co.	23,482	1,721
The J.M. Smucker Co.	18,060	1,598
Tyson Foods, Inc. Class A	44,235	848
Wal-Mart Stores, Inc.	269,302	19,395
Walgreen Co.	137,218	4,653
Whole Foods Market, Inc.	27,533	2,570

		221,871

Energy - 10.9%
Anadarko Petroleum Corp.	80,826	5,916
Apache Corp.	62,125	4,789
Baker Hughes, Inc.	69,973	3,019
Cabot Oil & Gas Corp.	32,600	1,536
Cameron International Corp. (a)	38,500	2,077
Chesapeake Energy Corp.	83,182	1,417
Chevron Corp. (b)	312,846	33,065
ConocoPhillips	194,530	11,077
Consol Energy, Inc.	34,973	1,096
Denbury Resources, Inc. (a)	61,500	949
Devon Energy Corp.	60,151	3,108
Diamond Offshore Drilling, Inc.	11,500	794
Ensco PLC Class A	36,500	2,125
EOG Resources, Inc.	43,717	5,142
EQT Corp.	23,300	1,399
ExxonMobil Corp. (b)	737,347	64,990
FMC Technologies, Inc. (a)	38,600	1,577
Halliburton Co.	148,634	4,957
Helmerich & Payne, Inc.	16,300	851
Hess Corp.	47,801	2,371
Kinder Morgan, Inc.	101,326	$3,426
Marathon Oil Corp.	111,777	3,448
Marathon Petroleum Corp.	54,288	3,232
Murphy Oil Corp.	27,441	1,557
Nabors Industries, Ltd. (a)	48,204	709
National Oilwell Varco, Inc.	67,757	4,628
Newfield Exploration Co. (a)	20,600	501
Noble Corp.	39,400	1,359
Noble Energy, Inc.	27,910	2,728
Occidental Petroleum Corp.	129,744	9,758
Peabody Energy Corp.	44,124	1,108
Phillips 66	101,465	5,314
Pioneer Natural Resources Co.	19,400	2,076
QEP Resources, Inc.	27,068	761
Range Resources Corp.	25,500	1,633
Rowan Cos. PLC Class A (a)	19,620	623
Schlumberger, Ltd.	212,558	15,223
Southwestern Energy Co. (a)	54,600	1,895
Spectra Energy Corp.	104,398	2,918
Tesoro Corp.	23,165	979
Valero Energy Corp.	87,909	2,836
Williams Cos., Inc.	100,268	3,293
WPX Energy, Inc. (a)	30,856	487

		222,747

Financials - 15.7%
ACE, Ltd.	55,000	4,358
AFLAC, Inc.	73,990	3,921
Allstate Corp.	76,406	3,093
American Express Co.	159,264	8,903
American International Group, Inc. (a)	186,533	6,180
American Tower Corp. REIT	62,800	4,706
Ameriprise Financial, Inc.	34,007	2,063
Aon PLC	51,247	2,911
Apartment Investment & Management Co. Class A	22,952	575
Assurant, Inc.	14,131	483
AvalonBay Communities, Inc.	15,498	2,042
Bank of America Corp.	1,726,471	17,023
Bank of New York Mellon Corp.	188,685	4,517
BB&T Corp.	111,970	3,154
Berkshire Hathaway, Inc. Class B (a)	293,803	25,878
BlackRock, Inc.	20,434	4,026
Boston Properties, Inc.	23,867	2,449
Capital One Financial Corp.	92,963	5,355
CBRE Group, Inc. (a)	49,575	938
Charles Schwab Corp.	175,293	2,296
Chubb Corp.	43,175	3,324
Cincinnati Financial Corp.	25,114	1,018
Citigroup, Inc.	469,820	16,242
CME Group, Inc.	48,955	2,706

8      State Street Equity 500 Index Portfolio

State Street Equity 500 Index Portfolio

Portfolio of Investments, continued — November 30, 2012 (Unaudited)

	Shares	Market Value (000)
Comerica, Inc.	32,144	$951
DDR Corp. REIT	1,532	23
Discover Financial Services	83,105	3,458
E*Trade Financial Corp. (a)	35,531	299
Equity Residential	47,657	2,645
Federated Investors, Inc. Class B	14,870	295
Fifth Third Bancorp	147,916	2,165
First Horizon National Corp.	43,755	414
Franklin Resources, Inc.	22,380	2,955
Genworth Financial, Inc. Class A (a)	72,151	429
Goldman Sachs Group, Inc.	72,234	8,508
Hartford Financial Services Group, Inc.	70,197	1,487
HCP, Inc.	73,400	3,307
Health Care REIT, Inc.	40,700	2,397
Hudson City Bancorp, Inc.	76,692	618
Huntington Bancshares, Inc.	141,956	873
IntercontinentalExchange, Inc. (a)	11,980	1,583
Invesco, Ltd.	72,200	1,804
J.P. Morgan Chase & Co.	608,615	25,002
KeyCorp	148,675	1,201
Kimco Realty Corp.	62,669	1,207
Legg Mason, Inc.	18,042	461
Leucadia National Corp.	29,736	659
Lincoln National Corp.	46,592	1,151
Loews Corp.	51,131	2,090
M&T Bank Corp.	20,137	1,968
Marsh & McLennan Cos., Inc.	88,553	3,119
Mastercard, Inc. Class A	17,200	8,405
MetLife, Inc.	171,796	5,702
Moody’s Corp.	30,266	1,470
Morgan Stanley	221,530	3,737
NASDAQ OMX Group, Inc.	18,400	446
Northern Trust Corp.	32,506	1,561
NYSE Euronext	40,200	939
Paychex, Inc.	50,738	1,651
People’s United Financial, Inc.	57,000	695
PNC Financial Services Group, Inc.	84,717	4,756
Principal Financial Group, Inc.	39,991	1,086
Progressive Corp.	84,501	1,796
ProLogis, Inc.	72,299	2,454
Prudential Financial, Inc.	74,339	3,875
Public Storage, Inc.	23,087	3,247
Regions Financial Corp.	218,789	1,459
Simon Property Group, Inc.	48,615	7,396
SLM Corp.	77,454	1,282
State Street Corp. (c)	77,425	3,441
SunTrust Banks, Inc.	86,518	2,349
T. Rowe Price Group, Inc.	40,075	2,592
Torchmark Corp.	14,931	776
Total System Services, Inc.	26,575	583
Travelers Cos., Inc.	61,604	4,363
U.S. Bancorp	305,552	9,857
Unum Group	46,829	$955
Ventas, Inc.	47,300	3,011
Visa, Inc. Class A	83,700	12,531
Vornado Realty Trust	25,514	1,950
Wells Fargo & Co.	786,949	25,977
Western Union Co.	98,485	1,242
XL Group PLC	50,268	1,223
Zions Bancorp.	30,453	611

		322,648

Health Care - 11.8%
Abbott Laboratories	251,406	16,341
Aetna, Inc.	54,750	2,365
Alexion Pharmaceuticals, Inc. (a)	30,400	2,919
Allergan, Inc.	49,192	4,563
AmerisourceBergen Corp.	41,386	1,747
Amgen, Inc.	123,645	10,980
Baxter International, Inc.	87,561	5,803
Becton Dickinson and Co.	31,997	2,453
Biogen Idec, Inc. (a)	37,731	5,625
Boston Scientific Corp. (a)	219,034	1,213
Bristol-Myers Squibb Co.	268,916	8,775
C.R. Bard, Inc.	13,397	1,326
Cardinal Health, Inc.	53,957	2,183
CareFusion Corp. (a)	33,878	946
Celgene Corp. (a)	69,418	5,456
Cerner Corp. (a)	23,000	1,776
CIGNA Corp.	45,996	2,404
Coventry Health Care, Inc.	21,903	957
Covidien PLC	76,800	4,463
DaVita, Inc. (a)	12,300	1,328
Dentsply International, Inc.	23,300	925
Edwards Lifesciences Corp. (a)	19,000	1,649
Eli Lilly & Co.	163,575	8,022
Express Scripts Holding Co. (a)	129,914	6,996
Forest Laboratories, Inc. (a)	37,402	1,326
Gilead Sciences, Inc. (a)	120,999	9,075
Hospira, Inc. (a)	25,303	754
Humana, Inc.	26,207	1,714
Intuitive Surgical, Inc. (a)	6,300	3,333
Johnson & Johnson	439,549	30,650
Laboratory Corp. of America Holdings (a)	15,422	1,305
Life Technologies Corp. (a)	27,887	1,376
McKesson Corp.	37,255	3,519
Mead Johnson Nutrition Co.	32,618	2,224
Medtronic, Inc.	164,078	6,909
Merck & Co., Inc.	487,870	21,613
Mylan, Inc. (a)	67,909	1,846
Patterson Cos., Inc.	12,894	440
Perrigo Co.	14,400	1,490
Pfizer, Inc.	1,196,611	29,939

State Street Equity 500 Index Portfolio       9

State Street Equity 500 Index Portfolio

Portfolio of Investments, continued — November 30, 2012 (Unaudited)

	Shares	Market Value (000)
Quest Diagnostics, Inc.	25,600	$1,479
St. Jude Medical, Inc.	50,326	1,725
Stryker Corp.	46,289	2,507
Tenet Healthcare Corp. (a)	18,342	531
UnitedHealth Group, Inc.	165,396	8,996
Varian Medical Systems, Inc. (a)	18,060	1,249
Watson Pharmaceuticals, Inc. (a)	20,946	1,843
WellPoint, Inc.	51,738	2,892
Zimmer Holdings, Inc.	28,252	1,864

		241,814

Industrials - 10.1%
3M Co.	101,872	9,265
ADT Corp. (a)	36,250	1,664
Amphenol Corp. Class A	26,100	1,616
Avery Dennison Corp.	15,388	515
Boeing Co.	108,388	8,051
Caterpillar, Inc.	105,379	8,983
CH Robinson Worldwide, Inc.	25,861	1,597
Cintas Corp.	17,588	729
Cooper Industries PLC	25,600	1,907
CSX Corp.	168,914	3,338
Cummins, Inc.	28,358	2,784
Danaher Corp.	93,572	5,050
Deere & Co.	62,737	5,273
Dover Corp.	29,995	1,907
Eaton Corp.	54,990	2,868
Emerson Electric Co.	115,548	5,804
Equifax, Inc.	19,983	1,024
Expeditors International Washington, Inc.	34,020	1,273
Fastenal Co.	40,300	1,685
FedEx Corp.	46,800	4,190
First Solar, Inc. (a)	8,070	218
Flir Systems, Inc.	23,500	479
Flowserve Corp.	8,400	1,164
Fluor Corp.	26,960	1,431
Fortune Brands Home & Security, Inc. (a)	1,145	34
General Dynamics Corp.	53,161	3,535
General Electric Co.	1,683,933	35,581
Honeywell International, Inc.	125,081	7,671
Illinois Tool Works, Inc.	69,071	4,253
Ingersoll-Rand PLC	43,300	2,112
Iron Mountain, Inc.	24,010	759
Jacobs Engineering Group, Inc. (a)	20,400	835
Joy Global, Inc.	17,200	980
L-3 Communications Holdings, Inc.	15,703	1,207
Leggett & Platt, Inc.	20,398	568
Lockheed Martin Corp.	43,152	4,026
Masco Corp.	57,123	969
Norfolk Southern Corp.	50,855	3,071
Northrop Grumman Corp.	39,511	2,635
PACCAR, Inc.	56,774	$2,495
Pall Corp.	18,609	1,107
Parker Hannifin Corp.	23,903	1,964
Pentair, Ltd.	33,495	1,624
Pitney Bowes, Inc.	29,727	333
Precision Castparts Corp.	23,007	4,219
Quanta Services, Inc. (a)	35,000	905
R.R. Donnelley & Sons Co.	29,609	278
Raytheon Co.	52,982	3,027
Republic Services, Inc.	50,103	1,426
Robert Half International, Inc.	23,540	665
Rockwell Automation, Inc.	22,505	1,783
Rockwell Collins, Inc.	22,531	1,288
Roper Industries, Inc.	16,100	1,796
Ryder System, Inc.	7,921	373
Southwest Airlines Co.	127,786	1,218
Stericycle, Inc. (a)	14,100	1,318
Textron, Inc.	44,839	1,053
Thermo Fisher Scientific, Inc.	58,124	3,694
Tyco International, Ltd.	72,500	2,057
Union Pacific Corp.	75,768	9,303
United Parcel Service, Inc. Class B	115,146	8,418
United Technologies Corp.	134,378	10,765
W.W. Grainger, Inc.	9,669	1,876
Waste Management, Inc.	72,639	2,366
Xylem, Inc.	28,692	749

		207,151

Information Technology - 17.4%
Accenture PLC Class A	101,500	6,894
Adobe Systems, Inc. (a)	77,957	2,698
Advanced Micro Devices, Inc. (a)	84,086	185
Agilent Technologies, Inc.	54,968	2,105
Akamai Technologies, Inc. (a)	27,324	1,001
Altera Corp.	50,554	1,637
Analog Devices, Inc.	47,269	1,919
AOL, Inc. (a) (d)	1	—
Apple, Inc.	149,784	87,666
Applied Materials, Inc.	201,607	2,163
Autodesk, Inc. (a)	36,476	1,208
Automatic Data Processing, Inc.	78,317	4,445
BMC Software, Inc. (a)	25,921	1,062
Broadcom Corp. Class A (a)	82,359	2,667
CA, Inc.	56,999	1,263
Cisco Systems, Inc.	847,419	16,025
Citrix Systems, Inc. (a)	29,667	1,814
Cognizant Technology Solutions Corp. Class A (a)	47,784	3,212
Computer Sciences Corp.	23,144	881
Corning, Inc.	238,976	2,923
Dell, Inc.	236,250	2,277

10      State Street Equity 500 Index Portfolio

State Street Equity 500 Index Portfolio

Portfolio of Investments, continued — November 30, 2012 (Unaudited)

	Shares	Market Value (000)
Dun & Bradstreet Corp.	7,100	$562
Electronic Arts, Inc. (a)	50,400	746
EMC Corp. (a)	334,284	8,297
F5 Networks, Inc. (a)	12,200	1,143
Fidelity National Information Services, Inc.	41,377	1,494
Fiserv, Inc. (a)	21,052	1,621
Google, Inc. Class A (a)	42,190	29,464
Harris Corp.	18,600	877
Hewlett-Packard Co.	312,916	4,065
Intel Corp.	805,156	15,757
International Business Machines Corp.	171,242	32,548
Intuit, Inc.	42,163	2,526
Jabil Circuit, Inc.	27,551	523
Juniper Networks, Inc. (a)	84,393	1,517
KLA-Tencor Corp.	27,005	1,228
Lam Research Corp. (a)	25,858	908
Linear Technology Corp.	35,263	1,170
LSI Corp. (a)	89,162	601
Microchip Technology, Inc.	29,389	894
Micron Technology, Inc. (a)	160,962	963
Microsoft Corp. (b)	1,203,035	32,025
Molex, Inc.	23,205	612
Motorola Solutions, Inc.	45,952	2,502
NetApp, Inc. (a)	57,357	1,819
NVIDIA Corp.	99,956	1,197
Oracle Corp.	605,562	19,438
PerkinElmer, Inc.	19,218	608
QUALCOMM, Inc.	272,911	17,363
Red Hat, Inc. (a)	29,800	1,472
SAIC, Inc.	42,900	495
Salesforce.com, Inc. (a)	20,500	3,232
SanDisk Corp. (a)	38,367	1,500
Seagate Technology PLC	59,800	1,501
Symantec Corp. (a)	117,263	2,200
TE Connectivity, Ltd.	67,300	2,368
Teradata Corp. (a)	27,720	1,649
Teradyne, Inc. (a)	28,149	440
Texas Instruments, Inc.	181,899	5,361
VeriSign, Inc. (a)	24,721	844
Waters Corp. (a)	13,765	1,164
Western Digital Corp.	37,700	1,261
Xerox Corp.	209,101	1,424
Xilinx, Inc.	42,502	1,473
Yahoo!, Inc. (a)	167,019	3,135

		356,032

Materials - 3.6%
Air Products & Chemicals, Inc.	33,209	2,754
Airgas, Inc.	11,600	1,027
Alcoa, Inc.	169,749	1,428
Allegheny Technologies, Inc.	17,228	451
Ball Corp.	25,024	$1,118
Bemis Co., Inc.	17,462	587
CF Industries Holdings, Inc.	10,350	2,215
Cliffs Natural Resources, Inc.	22,200	638
Dow Chemical Co.	193,728	5,849
E.I. du Pont de Nemours & Co.	148,112	6,389
Eastman Chemical Co.	23,708	1,443
Ecolab, Inc.	42,166	3,039
FMC Corp.	21,400	1,187
Freeport-McMoRan Copper & Gold, Inc. Class B	152,104	5,934
International Flavors & Fragrances, Inc.	13,031	847
International Paper Co.	71,411	2,652
LyondellBasell Industries NV	54,300	2,700
MeadWestvaco Corp.	26,720	826
Monsanto Co.	85,355	7,818
Mosaic Co.	41,900	2,265
Newmont Mining Corp.	78,406	3,692
Nucor Corp.	49,654	2,045
Owens-Illinois, Inc. (a)	24,000	481
Plum Creek Timber Co., Inc.	25,311	1,085
PPG Industries, Inc.	24,271	3,016
Praxair, Inc.	48,211	5,169
Sealed Air Corp.	28,792	484
Sherwin-Williams Co.	13,696	2,089
Sigma-Aldrich Corp.	19,134	1,388
Titanium Metals Corp.	10,800	179
United States Steel Corp.	21,478	463
Vulcan Materials Co.	21,361	1,129
Weyerhaeuser Co.	87,474	2,411

		74,798

Telecommunication Services - 3.1%
AT&T, Inc.	925,950	31,603
CenturyLink, Inc.	99,565	3,867
Crown Castle International Corp. (a)	46,900	3,167
Frontier Communications Corp.	165,844	798
JDS Uniphase Corp. (a)	32,523	394
MetroPCS Communications, Inc. (a)	52,500	559
Sprint Nextel Corp. (a)	479,365	2,747
Verizon Communications, Inc.	456,366	20,135
Windstream Corp.	99,213	831

		64,101

Utilities - 3.4%
AES Corp.	103,195	1,101
AGL Resources, Inc.	18,100	706
Ameren Corp.	37,560	1,126
American Electric Power Co., Inc.	76,652	3,269
CenterPoint Energy, Inc.	66,311	1,308
CMS Energy Corp.	42,056	1,027

State Street Equity 500 Index Portfolio       11

State Street Equity 500 Index Portfolio

Portfolio of Investments, continued — November 30, 2012 (Unaudited)

	Shares	Market Value (000)
Consolidated Edison, Inc.	47,252	$2,636
Dominion Resources, Inc.	90,862	4,644
DTE Energy Co.	27,484	1,665
Duke Energy Corp.	112,783	7,198
Edison International	53,219	2,420
Entergy Corp.	27,698	1,760
Exelon Corp.	136,543	4,126
FirstEnergy Corp.	68,122	2,893
Integrys Energy Group, Inc.	11,616	618
NextEra Energy, Inc.	67,721	4,653
NiSource, Inc.	45,982	1,111
Northeast Utilities	50,060	1,939
NRG Energy, Inc.	36,700	774
Oneok, Inc.	32,200	1,445
Pepco Holdings, Inc.	34,700	685
PG&E Corp.	66,926	2,741
Pinnacle West Capital Corp.	17,860	919
PPL Corp.	92,275	2,708
Public Service Enterprise Group, Inc.	80,924	2,435
SCANA Corp.	21,000	973
Sempra Energy	37,286	2,551
Southern Co.	139,943	6,095
TECO Energy, Inc.	34,951	588
Wisconsin Energy Corp.	38,100	1,430
Xcel Energy, Inc.	75,951	2,055

		69,599

Total Common Stocks
(Cost $1,198,285)		2,029,001

	Par Amount
U.S. Government Securities - 0.1%
U.S. Treasury Bill (b)(e)(f)
0.08% due 12/06/12	$375,000	375
U.S. Treasury Bill (b)(e)(f)
0.09% due 12/06/12	615,000	615
U.S. Treasury Bill (b)(e)(f)
0.10% due 12/06/12	160,000	160
U.S. Treasury Bill (b)(e)(f)
0.08% due 01/03/13	400,000	400
U.S. Treasury Bill (b)(e)(f)
0.09% due 02/07/13	610,000	610

Total U.S. Government Securities
(Cost $2,160)		2,160

Money Market Fund - 1.0%
State Street Institutional Liquid Reserves Fund 0.18% (c) (g)	19,537,386	$19,537

Total Money Market Fund
(Cost $19,537)		19,537

Total Investments (h)† - 100.0%
(Cost $1,219,982 (i))		2,050,698

Other Assets in Excess of Liabilities - 0.00%		636

Net Assets - 100.0%		$2,051,334

See accompanying notes which are an integral part of the quarterly report.

12      State Street Equity 500 Index Portfolio

State Street Equity 500 Index Portfolio

Notes to Portfolio of Investments — November 30, 2012 (Unaudited)

(a) Non-income producing security.
(b) All or part of this security has been designated as collateral for futures contracts.
(c) Affiliated issuer. See table that follows for more information.
(d) Amount is less than $500.
(e) Rate represents annualized yield at date of purchase.

(f)      Securities are valued at fair value as determined in good faith by the Trust’s Pricing and Investment Committee in accordance with procedures approved by the Board of Trustees. Securities’ values are based on Level 2 inputs.

(g) The rate shown is the annualized seven-day yield at period end.
(h) Unless otherwise indicated, the values of the securities of the Portfolio are determined based on Level 1 inputs.

(i)      Cost of investments shown approximates cost for federal income tax purposes. Gross unrealized appreciation and gross unrealized depreciation of investments at November 30, 2012 was $875,948 and $45,232, respectively, resulting in net unrealized appreciation of investments of $830,716.

†     Security valuation: The Portfolio’s investments are valued each business day by independent pricing services. Equity securities for which market quotations are available are valued at the last sale price or official closing price (closing bid price if no sale has occurred) on the primary market or exchange on which they trade. Investments in other mutual funds are valued at the net asset value per share. Fixed-income securities and options are valued on the basis of the closing bid price. Futures contracts are valued on the basis of the last sale price. Money market instruments maturing within 60 days of the valuation date are valued at amortized cost, a method by which each money market instrument is initially valued at cost, and thereafter a constant accretion or amortization of any discount or premium is recorded until maturity of the security. The Portfolio may value securities for which market quotations are not readily available at “fair value,” as determined in good faith pursuant to procedures established by the Board of Trustees.

PLC = Public Limited Company REIT = Real Estate Investment Trust

State Street Equity 500 Index Portfolio      13

State Street Equity 500 Index Portfolio

Notes to Portfolio of Investments, continued — November 30, 2012 (Unaudited)

The Portfolio adopted provisions surrounding fair value measurements and disclosures that define fair value, establish a framework for measuring fair value in generally accepted accounting principles and expand disclosures about fair value measurements. These provisions apply to fair value measurements that are already required or permitted by other accounting standards and are intended to increase the consistency of those measurements and apply broadly to securities and other types of assets and liabilities. In accordance with these provisions, fair value is defined as the price that the Portfolio would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. Various inputs are used in determining the value of the Portfolio’s investments.

The three tier hierarchy of inputs is summarized below:

•	Level 1 — quoted prices in active markets for identical securities
•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 — significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of November 30, 2012, in valuing the Portfolio’s assets carried at fair value (amounts in thousands):

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets: Investments:
Common Stocks	$2,029,001	$—	$—	$2,029,001
U.S. Government Securities	—	2,160	—	2,160
Money Market Fund	19,537	—	—	19,537

Total Investments	2,048,538	2,160	—	2,050,698
Other Liabilities:
Futures contracts	(835)	—	—	(835)

Total Assets	$2,047,703	$2,160	$—	$2,049,863

The type of inputs used to value each security under the provisions surrounding fair value measurements and disclosures is identified in the Portfolio of Investments, which also includes a breakdown of the Portfolio’s investments by category.

There were no material transfers between levels for the period ended November 30, 2012. The transfers that did occur were the result of fair value pricing using significant observable inputs for Level 2 securities.

Derivatives

Futures: The Portfolio may enter into financial futures contracts as part of its strategy to track the performance of the S&P 500® Index. Upon entering into a futures contract, the Portfolio is required to deposit with the broker cash or securities in an amount equal to a certain percentage of the contract amount. Variation margin payments are made or received by the Portfolio each day, depending on the daily fluctuations in the value of the underlying security or index, and are recorded for financial statement purposes as unrealized gains or losses by the Portfolio, which is recorded on the Statement of Asset and Liabilities. The Portfolio recognizes a realized gain or loss when the contract is closed. The Portfolio voluntarily segregates securities in an amount equal to the outstanding value of the open futures contracts in accordance with Securities and Exchange Commission requirements.

The primary risks associated with the use of futures contracts are an imperfect correlation between the change in market value of the securities held by the Portfolio and the prices of futures contracts and the possibility of an illiquid market.

14      Notes to Portfolio of Investments

State Street Equity 500 Index Portfolio

Notes to Portfolio of Investments, continued — November 30, 2012 (Unaudited)

	Number of Contracts	Notional Value (000)	Unrealized Depreciation (000)
Schedule of Futures Contracts S&P 500 Financial Futures Contracts (long) Expiration Date 12/2012	411	$29,901	$(835)

Total unrealized depreciation on open futures contracts purchased			$(835)

The Portfolio adopted provisions surrounding Derivatives and Hedging which requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of gains and losses on derivative instruments, and disclosures about credit-risk-related contingent features in derivative agreements.

To the extent permitted by the investment objective, restrictions and policies set forth in the Portfolio’s Prospectus and Statement of Additional Information, the Portfolio may participate in various derivative-based transactions. Derivative securities are instruments or agreements whose value is derived from an underlying security or index. The Portfolio’s use of derivatives includes futures. These instruments offer unique characteristics and risks that assist the Portfolio in meeting its investment objective. The Portfolio typically uses derivatives in two ways: cash equitization and return enhancement. Cash equitization is a technique that may be used by the Portfolio through the use of options and futures to earn “market-like” returns with the Portfolio’s excess and liquidity reserve cash balances and receivables. Return enhancement can be accomplished through the use of derivatives in the Portfolio. By purchasing certain instruments, the Portfolio may more effectively achieve the desired portfolio characteristics that assist in meeting the Portfolio’s investment objectives. Depending on how the derivatives are structured and utilized, the risks associated with them may vary widely. These risks are generally categorized as market risk, liquidity risk and counterparty or credit risk.

The following table, grouped into appropriate risk categories, discloses the amounts related to the Portfolio’s use of derivative instruments and hedging activities for the period ended November 30, 2012:

Liability Derivatives (1) (amounts in thousands)
	Equity Contracts Risk*	Total
Futures Contracts	$(835)	$(835)

(1)	Portfolio of Investments: Unrealized depreciation of futures contracts.
*	Includes cumulative appreciation/depreciation of futures contracts as reported in the footnotes to the Portfolio of Investments.

Transactions in derivative instruments during the eleven months ended November 30, 2012, were as follows:

Realized Gain (Loss) (amounts in thousands)
	Equity Contracts Risk	Total
Futures Contracts	$5,970	$5,970

Change in Appreciation (Depreciation) (amounts in thousands)
	Equity Contracts Risk	Total
Futures Contracts	$(974)	$(974)

The average notional value of futures outstanding during the period ended November 30, 2012, was $40,800,969.

Notes to Portfolio of Investments      15

State Street Equity 500 Index Portfolio

Notes to Portfolio of Investments, continued — November 30, 2012 (Unaudited)

Affiliates Table

Certain investments made by the Portfolio were made in securities affiliated with State Street and SSgA FM. Investments in State Street Corp., the holding company of State Street, were made according to its representative portion of the S&P 500® Index. The Portfolio also invested in the State Street Institutional Liquid Reserves Fund. Transactions in all affiliates for the period ending November 30, 2012 were as follows:

Security Description	Number of Shares Held at 12/31/11	Shares Purchased for the Eleven Months Ended 11/30/12	Shares Sold for the Eleven Months Ended 11/30/12	Number of Shares Held at 11/30/12	Value at 11/30/12 (000)	Income Earned for the Eleven Months Ended 11/30/12 (000)	Realized Loss on Shares Sold (000)
State Street Corp.	79,225	5,700	7,500	77,425	$3,441	$54	$(13)
State Street Institutional Liquid Reserves	—	231,111,800	211,574,414	19,537,386	19,537	43	—

16      Notes to Portfolio of Investments

I N T E R N A T I O N A L    E Q U I T  Y    F U N D S

Emerging Markets Fund

International Stock Selection Fund

Quarterly Report

November 30, 2012

SSgA Funds

International Equity Funds

Quarterly Report

November 30, 2012 (Unaudited)

“SSgA” is a registered trademark of State Street Corporation and is licensed for use by the SSgA Funds.

This report is prepared from the books and records of the Funds and it is submitted for the general information of shareholders. This information is for distribution to prospective investors only when preceded or accompanied by a SSgA Funds Prospectus containing more complete information concerning the investment objectives and operations of the Funds, charges and expenses. The Prospectus should be read carefully before an investment is made.

This page has been intentionally left blank.

SSgA

Emerging Markets Fund

Schedule of Investments — November 30, 2012 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $
Common Stocks - 92.6%
Bermuda - 1.5%
COSCO Pacific, Ltd.	4,692,000	6,623
Credicorp, Ltd.	125,443	17,550

		24,173

Brazil - 10.2%
Banco Bradesco SA ADR	658,477	11,089
Banco do Brasil SA	1,008,405	10,340
BM&FBOVESPA SA	817,600	4,913
Cia de Bebidas das Americas ADR	395,162	16,443
Cia de Saneamento Basico do Estado de Sao Paulo ADR	169,687	13,807
Cosan SA Industria e Comercio	504,200	9,271
Ez Tec Empreendimentos e Participacoes SA	553,000	6,682
Gafisa SA ADR (a)(b)	1,648,924	6,497
Iochpe-Maxion SA	387,700	4,665
Natura Cosmeticos SA	247,100	6,540
Obrascon Huarte Lain Brasil SA	798,000	7,096
Petroleo Brasileiro SA ADR	569,466	10,233
Petroleo Brasileiro SA ADR	351,235	6,164
Souza Cruz SA	720,300	10,473
Ultrapar Participacoes SA	354,025	7,290
Vale SA ADR	2,141,977	37,335

		168,838

Cayman Islands - 3.5%
Agile Property Holdings, Ltd. (b)	4,000,000	5,388
Dongyue Group (b)	3,121,000	1,740
ENN Energy Holdings, Ltd.	1,258,000	5,665
Evergrande Real Estate Group, Ltd. (b)	14,895,941	7,438
Hengan International Group Co., Ltd.	607,000	5,482
Shimao Property Holdings, Ltd. (b)	4,194,000	8,518
Tencent Holdings, Ltd. (b)	740,200	24,182

		58,413

China - 10.3%
Bank of China, Ltd. (Class H)	55,882,100	23,578
China Communications Construction Co., Ltd. (Class H) (b)	4,878,000	4,444
China Construction Bank Corp. (Class H)	37,341,169	28,620
China Minsheng Banking Corp., Ltd. (Class H) (b)	12,872,500	12,623
China Petroleum & Chemical Corp. (Class H)	14,811,000	15,709
China Railway Construction Corp. (Class H) (b)	8,595,000	9,582
Great Wall Motor Co., Ltd. (Class H) (b)	1,538,500	5,032
Guangzhou R&F Properties Co., Ltd. (Class H) (b)	4,860,800	8,291
Huaneng Power International, Inc. (Class H)	6,394,000	5,420
Industrial & Commercial Bank of China (Class H) (b)	31,732,000	21,413
Inner Mongolia Yitai Coal Co., Ltd. (Class B)	549,613	3,062
Jiangxi Copper Co., Ltd. (Class H)	2,980,000	7,652
PetroChina Co., Ltd. (Class H)	8,822,000	11,816
PICC Property & Casualty Co., Ltd. (Class H)	5,446,000	7,006
Yanzhou Coal Mining Co., Ltd. (Class H) (b)	2,504,000	3,832
Zhejiang Expressway Co., Ltd. (Class H)	3,250,000	2,478

		170,558

Cyprus - 0.5%
Globaltrans Investment PLC GDR	533,801	8,178

Czech Republic - 0.3%
Komercni Banka AS	12,389	2,471
Telefonica O2 Czech Republic AS	119,522	2,130

		4,601

Egypt - 0.4%
Commercial International Bank Egypt SAE	570,819	3,039
Orascom Construction Industries	37,270	1,321
Orascom Hotels & Development (a)	1	—	(c)
Orascom Telecom Holding SAE (a)	2,990,492	1,679

		6,039

Hong Kong - 4.9%
China Mobile, Ltd.	3,723,700	42,569
CNOOC, Ltd.	9,802,500	20,971
Fushan International Energy Group, Ltd. (b)	14,508,000	5,410
Guangdong Investment, Ltd. (b)	5,162,000	4,196
Shanghai Industrial Holdings, Ltd.	1,052,000	3,441
Yuexiu Property Co., Ltd.	12,662,000	4,068

		80,655

Hungary - 0.3%
OTP Bank NyRt	279,993	5,283

India - 7.7%
ACC, Ltd.	171,921	4,374
Asian Paints, Ltd.	45,075	3,588
Axis Bank, Ltd.	190,727	4,628

Emerging Markets Fund        3

SSgA

Emerging Markets Fund

Schedule of Investments, continued — November 30, 2012 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $
HCL Technologies, Ltd.	332,556	4,014
HDFC Bank, Ltd.	782,608	10,128
Hindustan Unilever, Ltd.	1,823,746	18,041
ICICI Bank, Ltd.	491,651	9,941
ITC, Ltd.	2,194,010	12,040
Oil & Natural Gas Corp., Ltd.	275,915	1,344
Power Grid Corp. of India, Ltd.	1,591,749	3,450
Reliance Industries, Ltd.	872,215	12,727
Rural Electrification Corp., Ltd.	1,455,715	6,173
State Bank of India	101,685	4,057
Sun Pharmaceutical Industries, Ltd.	418,813	5,465
Tata Consultancy Services, Ltd.	209,020	5,049
Tata Motors, Ltd.	3,190,319	16,038
Ultratech Cement, Ltd.	152,801	5,454

		126,511

Indonesia - 0.8%
Bank Mandiri Tbk PT	3,477,000	2,990
Indo Tambangraya Megah Tbk PT	797,500	3,263
Perusahaan Gas Negara Tbk PT	4,557,500	2,150
Telekomunikasi Indonesia Tbk PT	5,301,000	4,973

		13,376

Malaysia - 1.5%
Alliance Financial Group Bhd	2,249,100	3,034
Genting Bhd	661,000	1,957
Malayan Banking Bhd	2,601,000	7,744
Tenaga Nasional Bhd	1,171,000	2,673
UMW Holdings Bhd	2,462,900	8,605

		24,013

Mexico - 3.2%
Alfa SAB de CV (Class A) (b)	2,863,600	5,936
America Movil SAB de CV ADR (Series L)	449,462	10,603
Cemex SAB de CV ADR (a)	540,800	4,813
Fomento Economico Mexicano SAB de CV ADR	22,100	2,167
Grupo Financiero Banorte SAB de CV (Class O)	1,255,070	7,193
Grupo Financiero Santander Mexico SAB de CV ADR (Class B) (a)	253,200	3,699
Grupo Mexico SAB de CV (Series B)	5,858,968	19,063

		53,474

Peru - 1.3%
Cia de Minas Buenaventura SA ADR	303,933	9,960
Southern Copper Corp. (b)	319,253	11,589

		21,549

Philippines - 1.7%
Aboitiz Power Corp.	3,382,200	2,932
Bank of the Philippine Islands	2,221,838	4,836
DMCI Holdings, Inc.	3,533,160	4,735
First Philippine Holdings Corp.	1,007,530	2,267
Metropolitan Bank & Trust	2,769,928	6,761
Philippine Long Distance Telephone Co. ADR	29,131	1,812
SM Investments Corp.	250,052	5,363

		28,706

Poland - 2.0%
KGHM Polska Miedz SA	369,436	20,949
Polski Koncern Naftowy Orlen SA (a)	162,820	2,361
Powszechny Zaklad Ubezpieczen SA	71,596	8,967

		32,277

Russia - 7.1%
Gazprom OAO ADR	3,744,902	33,292
Lukoil OAO	440,140	27,674
Magnit OJSC GDR	172,297	6,079
MegaFon OAO, GDR (a)	208,121	4,381
Rosneft Oil Co. GDR (a)(d)	2,085,582	16,267
Sberbank	6,898,342	20,443
Severstal OAO	286,285	3,267
Tatneft ADR	156,698	6,202

		117,605

South Africa - 6.4%
African Bank Investments, Ltd. (b)	562,843	2,007
Assore, Ltd. (b)	76,880	3,299
AVI, Ltd.	1,038,913	6,752
Clicks Group, Ltd. (b)	381,349	2,702
FirstRand, Ltd.	4,027,963	13,162
Growthpoint Properties, Ltd.	2,385,461	6,574
Imperial Holdings, Ltd.	493,758	10,474
Kumba Iron Ore, Ltd. (b)	90,455	5,535
Liberty Holdings, Ltd.	404,558	4,812
Life Healthcare Group Holdings, Ltd.	500,734	1,802
MTN Group, Ltd. (b)	939,708	17,296
Nedbank Group, Ltd.	213,314	4,303
Sanlam, Ltd.	1,629,128	7,495
Sasol, Ltd.	331,795	13,982
Woolworths Holdings, Ltd.	731,944	5,836

		106,031

South Korea - 14.6%
Dongbu Insurance Co., Ltd.	72,493	3,113
Hana Financial Group, Inc.	242,125	7,513
Hanwha Corp.	144,680	4,256

4        Emerging Markets Fund

SSgA

Emerging Markets Fund

Schedule of Investments, continued — November 30, 2012 (Unaudited)

Amounts in thousands (except share amounts)

Principal Amount ($) or Shares	Market Value $

Hyundai Marine & Fire Insurance Co., Ltd.	278,730	8,610
Hyundai Mobis	17,600	4,640
Hyundai Motor Co.	132,950	27,687
Industrial Bank of Korea	707,070	7,509
KCC Corp.	20,299	5,361
Kia Motors Corp.	256,179	14,644
KT&G Corp.	167,660	13,269
POSCO	37,340	11,155
Samsung Electronics Co., Ltd.	58,410	75,841
Samsung Heavy Industries Co., Ltd.	306,100	10,304
SK Holdings Co., Ltd.	96,399	15,980
SK Innovation Co., Ltd.	31,268	4,779
SK Telecom Co., Ltd.	95,123	13,221
Woori Finance Holdings Co., Ltd.	1,384,350	12,976

		240,858

Taiwan - 7.5%
Asia Cement Corp.	3,365,949	4,327
Asustek Computer, Inc.	553,000	6,100
Chinatrust Financial Holding Co., Ltd.	12,487,032	7,242
Chipbond Technology Corp.	3,364,000	6,519
Chunghwa Telecom Co., Ltd.	1,786,082	5,772
Compal Electronics, Inc.	5,052,000	3,417
Coretronic Corp.	3,447,000	2,580
Far Eastern New Century Corp.	2,309,910	2,747
Farglory Land Development Co., Ltd.	949,000	1,777
Fubon Financial Holding Co., Ltd.	5,926,366	6,731
Highwealth Construction Corp.	959,800	1,781
Hon Hai Precision Industry Co., Ltd.	1,369,372	4,393
HTC Corp.	505,957	4,632
Lite-On Technology Corp.	2,394,695	3,272
MediaTek, Inc.	688,000	7,826
Mega Financial Holding Co., Ltd.	5,462,742	4,278
Pou Chen Corp.	4,317,630	4,458
Taiwan Mobile Co., Ltd.	1,181,382	4,249
Taiwan Semiconductor Manufacturing Co., Ltd.	10,194,782	34,633
Tripod Technology Corp.	1,662,330	3,439
TSRC Corp.	1,532,000	3,311

		123,484

Thailand - 3.7%
Advanced Info Service PCL	2,472,967	17,727
Bangkok Bank PCL ADR	1,971,000	11,753
Charoen Pokphand Foods PCL (b)	2,856,900	3,049
CP ALL PCL	4,774,500	6,145
PTT PCL	894,633	9,328
Sansiri PCL	55,923,600	6,487
Thai Oil PCL	2,678,100	5,759

		60,248

Turkey - 3.2%
Arcelik AS	644,934	3,916
Ford Otomotiv Sanayi AS	168,975	1,731
Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS (Class D)	11,537,231	7,683
Koza Altin Isletmeleri AS	240,980	6,015
Turk Hava Yollari Anonim Ortakligi (a)	4,494,645	13,231
Turkiye Halk Bankasi AS	1,084,934	10,504
Turkiye Is Bankasi (Class C)	1,655,436	5,336
Turkiye Vakiflar Bankasi Tao (Class D)	2,006,332	4,862

		53,278

Total Common Stocks
(cost $1,080,203)		1,528,148

Preferred Stocks - 3.7%
Brazil - 2.0%
Cia Energetica de Minas Gerais	1,017,791	12,227
Itau Unibanco Holding SA	704,970	10,604
Klabin SA	1,752,046	9,872

		32,703

Russia - 0.6%
AK Transneft OAO	4,383	9,307

South Korea - 1.1%
Hyundai Motor Co., Ltd.	70,488	5,077
Samsung Electronics Co., Ltd.	17,270	13,142

		18,219

Total Preferred Stocks
(cost $49,019)		60,229

Short-Term Investments - 4.7%
United States - 4.7%
SSgA Prime Money Market Fund	4,296,939	4,297
State Street Navigator Securities Lending Prime Portfolio (e)	73,467,418	73,467

Total Short-Term Investments
(cost $77,764)		77,764

Total Investments - 101.0%
(identified cost $1,206,986)		1,666,141

Other Assets and Liabilities, Net - (1.0)%		(15,740)

Net Assets - 100.0%		1,650,401

Emerging Markets Fund        5

SSgA

Emerging Markets Fund

Schedule of Investments, continued — November 30, 2012 (Unaudited)

Amounts in thousands (except share amounts)

Footnotes:

(a)	Non-income producing security.
(b)	All or a portion of the shares of this security are on loan.
(c)	Less than $500.
(d)	Restricted security (144A) or 4 (2) commercial paper. Security may have contractual restrictions on resale, may have been offered in a private placement transaction, and may not be registered under the Securities Act of 1933.
(e)	Affiliate; the security is purchased with the cash collateral from the securities loaned.

Abbreviations:

ADR - American Depositary Receipt

GDR - Global Depositary Receipt

Sector Exposure	% of Net Assets	Market Value $
Common Stocks
Consumer Discretionary	7.2	118,196
Consumer Staples	6.6	109,182
Energy	13.7	225,326
Financials	25.5	421,047
Health Care	0.4	7,267
Industrials	6.8	111,485
Information Technology	11.3	185,897
Materials	11.0	180,775
Telecommunication Services	7.5	126,412
Utilities	2.6	42,561
Preferred Stocks	3.7	60,229
Short-Term Investments	4.7	77,764

Total Investments	101.0	1,666,141
Other Assets and Liabilities, Net	(1.0)	(15,740)

	100.0	1,650,401

Amounts in thousands (except contract amounts)

Futures Contracts	Number of Contracts	Notional Amount		Expiration Date	Unrealized Appreciation (Depreciation) $
Long Positions
KLSE Composite Index Futures (Malaysia)	568	MYR	45,653	12/12	14
TurkDEX ISE-30 Index Futures (Turkey)	7,329	TRY	66,969	12/12	930

Total Unrealized Appreciation (Depreciation) on Open Futures Contracts†					944

†	Cash collateral balances were held in connection with futures contract purchased (sold) by the Fund. See Note 2 in the Notes to Quarterly Report.

Foreign Currency Exchange Contracts

Counterparty	Amount Sold		Amount Bought		Settlement Date	Unrealized Appreciation (Depreciation) $
Barclays Bank PLC	USD	33,800	CLP	16,365,960	03/14/13	(214)
Barclays Bank PLC	TWD	982,151	IDR	329,745,300	03/14/13	143
Barclays Bank PLC	USD	33,900	RUB	1,073,274	03/14/13	342
Citibank N.A.	USD	54,975	PLN	16,900	03/14/13	(370)
Citibank N.A.	CZK	335,985	USD	16,900	03/14/13	(425)
Credit Suisse	MXN	446,913	USD	33,900	03/14/13	(335)

See accompanying notes which are an integral part of the quarterly report.

6        Emerging Markets Fund

SSgA

Emerging Markets Fund

Schedule of Investments, continued — November 30, 2012 (Unaudited)

Amounts in thousands (except share amounts)

Counterparty	Amount Sold		Amount Bought		Settlement Date	Unrealized Appreciation (Depreciation) $
Deutsche Bank AG	USD	16,691	MYR	51,266	12/14/12	163
Societe Generale	USD	8,500	TRY	15,222	12/14/12	7
Societe Generale	USD	22,422	TRY	40,865	12/14/12	416

Total Unrealized Appreciation (Depreciation) on Open Foreign Currency Exchange Contracts						(273)

Foreign Currency Abbreviations:

CLP	- Chilean peso
CZK	- Czech koruna
IDR	- Indonesian rupiah
MXN	- Mexican peso
MYR	- Malaysian ringgit
PLN	- Polish zloty
RUB	- Russian ruble
TRY	- Turkish lira
TWD	- Taiwan dollar
USD	- United States dollar

See accompanying notes which are an integral part of the quarterly report.

Emerging Markets Fund        7

SSgA

Emerging Markets Fund

Presentation of Portfolio Holdings — November 30, 2012 (Unaudited)

Amounts in thousands (except share amounts)

	Market Value
Categories	Level 1	Level 2	Level 3	Total
Common Stocks
Bermuda	$24,173	$—	$—	$24,173
Brazil	168,838	—	—	168,838
Cayman Islands	58,413	—	—	58,413
China	170,558	—	—	170,558
Cyprus	8,178	—	—	8,178
Czech Republic	4,601	—	—	4,601
Egypt	6,039	—	—	6,039
Hong Kong	80,655	—	—	80,655
Hungary	5,283	—	—	5,283
India	126,511	—	—	126,511
Indonesia	13,376	—	—	13,376
Malaysia	24,013	—	—	24,013
Mexico	53,474	—	—	53,474
Peru	21,549	—	—	21,549
Philippines	28,706	—	—	28,706
Poland	32,277	—	—	32,277
Russia	117,605	—	—	117,605
South Africa	106,031	—	—	106,031
South Korea	240,858	—	—	240,858
Taiwan	123,484	—	—	123,484
Thailand	60,248	—	—	60,248
Turkey	53,278	—	—	53,278
Preferred Stocks	60,229	—	—	60,229
Short-Term Investments	4,297	73,467	—	77,764

Total Investments	1,592,674	73,467	—	1,666,141

Other Financial Instruments
Futures Contracts	944	—	—	944
Foreign Currency Exchange Contracts	—	(273)	—	(273)

Total Other Financial Instruments*	$944	$(273)	$—	$671

*	Other financial instruments reflected in the Schedule of Investments, such as futures, forwards, and swap contracts which are valued at the unrealized appreciation (depreciation) on the instruments.

For a description of the levels see note 2 in the Notes to Quarterly Report.

There were no transfers in and out of Levels 1, 2 and 3 during the period ended November 30, 2012.

See accompanying notes which are an integral part of the quarterly report.

8        Emerging Markets Fund

SSgA

International Stock Selection Fund

Schedule of Investments — November 30, 2012 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $
Common Stocks - 99.3%
Australia - 8.1%
Amcor, Ltd.	107,996	890
Asciano Group	124,993	567
Boral, Ltd. (a)	234,482	984
Caltex Australia, Ltd.	101,791	1,942
CSL, Ltd.	14,165	764
Dexus Property Group (b)	1,420,210	1,490
Goodman Group (b)	306,492	1,478
GPT Group (b)	356,134	1,297
Incitec Pivot, Ltd.	618,178	2,032
Macquarie Group, Ltd.	62,176	2,126
Qantas Airways, Ltd. (c)	717,732	992
QBE Insurance Group, Ltd.	120,783	1,379
Rio Tinto, Ltd.	73,945	4,534
Shopping Centres Australasia Property Group (b)	14,321	22
Sonic Healthcare, Ltd.	138,623	1,944
Sydney Airport	170,732	633
Tatts Group, Ltd.	310,299	949
Telstra Corp., Ltd.	811,301	3,649
Westfield Retail Trust (b)	269,829	842
Woolworths, Ltd.	71,609	2,188

		30,702

Austria - 0.5%
OMV AG	49,164	1,757

Belgium - 1.2%
Anheuser-Busch InBev NV	25,455	2,231
Delhaize Group	61,116	2,260

		4,491

Cayman Islands - 0.5%
MGM China Holdings, Ltd. (a)	1,004,000	1,878

Denmark - 3.1%
Carlsberg A/S (Class B)	45,612	4,441
Novo Nordisk A/S (Class B)	47,046	7,471

		11,912

Finland - 1.7%
Metso Oyj	42,182	1,586
Sampo Oyj (Class A)	19,067	609
UPM-Kymmene Oyj	362,188	4,074

		6,269

France - 9.2%
Accor SA	17,145	570
AXA SA	354,995	5,833
BNP Paribas SA	48,561	2,712
Cie Generale des Etablissements Michelin	37,845	3,520
Danone SA	24,893	1,579
EDF SA	46,297	850
L’Oreal SA	28,855	3,916
Pernod - Ricard SA	21,107	2,390
Renault SA	21,359	1,068
Societe Generale SA (c)	38,075	1,377
Total SA	135,378	6,774
Veolia Environnement SA	73,094	795
Vinci SA	47,696	2,104
Vivendi SA	52,327	1,124

		34,612

Germany - 8.7%
BASF SE	89,054	7,980
Bayer AG	31,312	2,832
Continental AG	20,081	2,223
Deutsche Bank AG	115,970	5,119
E.ON AG	160,252	2,887
Fresenius SE	6,923	800
Leoni AG	46,993	1,630
RWE AG	36,769	1,534
SAP AG	43,659	3,409
Siemens AG	41,918	4,323

		32,737

Hong Kong - 2.2%
BOC Hong Kong Holdings, Ltd.	740,000	2,272
Cathay Pacific Airways, Ltd. (a)	546,000	959
Cheung Kong Holdings, Ltd.	271,000	4,137
Hongkong Electric Holdings, Ltd.	129,500	1,140

		8,508

Italy - 3.3%
Enel SpA	1,209,338	4,583
ENI SpA	183,050	4,328
Fiat Industrial SpA	185,358	1,982
Telecom Italia SpA	1,854,808	1,690

		12,583

Japan - 18.4%
Ajinomoto Co., Inc.	40,000	572
Asahi Glass Co., Ltd. (a)	348,000	2,651
Astellas Pharma, Inc.	36,300	1,836
Bridgestone Corp.	27,400	661
Brother Industries, Ltd. (a)	80,700	782
Canon, Inc. (a)	45,100	1,577
Central Japan Railway Co.	18,300	1,450

International Stock Selection Fund        9

SSgA

International Stock Selection Fund

Schedule of Investments, continued — November 30, 2012 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $
Daicel Chemical Industries, Ltd.	217,000	1,321
Daiwa House Industry Co., Ltd.	255,000	3,898
FUJIFILM Holdings Corp.	38,400	704
Hitachi, Ltd.	299,000	1,727
JFE Holdings, Inc.	59,400	920
Kao Corp.	20,900	574
Kawasaki Kisen Kaisha, Ltd. (c)(a)	584,000	772
KDDI Corp.	34,700	2,568
Konica Minolta Holdings, Inc.	310,000	2,211
Kuraray Co., Ltd.	52,300	644
Marubeni Corp.	326,000	2,147
Mitsubishi Electric Corp.	139,000	1,083
Mitsubishi UFJ Financial Group, Inc.	1,421,100	6,499
Mitsui OSK Lines, Ltd.	59,000	148
Mizuho Financial Group, Inc.	1,248,100	1,999
Namco Bandai Holdings, Inc.	36,800	517
NEC Corp. (c)	716,000	1,251
Nippon Telegraph & Telephone Corp.	39,300	1,757
Nissan Motor Co., Ltd.	61,200	593
ORIX Corp. (a)	37,300	3,742
Otsuka Holdings Co., Ltd.	47,300	1,404
Sekisui Chemical Co., Ltd.	199,000	1,559
Sekisui House, Ltd.	62,000	581
Softbank Corp.	73,400	2,751
Sumitomo Corp.	182,700	2,267
Sumitomo Mitsui Financial Group, Inc.	200,901	6,468
Suzuki Motor Corp.	111,200	2,639
Taiheiyo Cement Corp.	938,000	2,094
Toppan Printing Co., Ltd. (a)	268,000	1,658
Toshiba Corp.	249,000	849
Toyota Motor Corp.	38,300	1,642
Toyota Tsusho Corp.	17,500	403
UNY Co., Ltd.	102,300	716

		69,635

Jersey - 0.5%
WPP PLC	149,718	2,053

Mauritius - 0.3%
Golden Agri-Resources, Ltd. (a)	1,828,000	989

Netherlands - 2.8%
ING Groep NV (c)	125,230	1,125
Koninklijke Ahold NV	144,815	1,838
Koninklijke DSM NV	53,739	3,095
Koninklijke Philips Electronics NV	144,728	3,738
STMicroelectronics NV (a)	104,819	668

		10,464

Norway - 2.6%
StatoilHydro ASA	232,334	5,681
Yara International ASA	84,312	4,228

		9,909

Singapore - 3.1%
DBS Group Holdings, Ltd.	477,000	5,647
Hutchison Port Holdings Trust	2,025,000	1,569
Singapore Airlines, Ltd. (a)	104,000	913
STX OSV Holdings, Ltd. (a)	2,218,000	2,517
Yangzijiang Shipbuilding Holdings, Ltd. (a)	1,169,000	895

		11,541

Spain - 1.6%
Banco Santander SA	54,770	421
Gas Natural SDG SA	261,315	4,056
Repsol YPF SA	73,051	1,550

		6,027

Sweden - 2.9%
Skandinaviska Enskilda Banken AB (Class A)	439,289	3,536
Swedbank AB (Class A)	119,429	2,206
Trelleborg AB (Class B)	172,483	2,044
Volvo AB (Class B)	229,865	3,256

		11,042

Switzerland - 6.0%
Adecco SA	7,824	387
Clariant AG	56,994	687
Cie Financiere Richemont SA (Class A)	25,710	1,982
Nestle SA	79,876	5,228
OC Oerlikon Corp. AG	250,908	2,686
Roche Holding AG	39,316	7,739
Swiss Life Holding AG	10,480	1,402
Swiss Re AG	14,595	1,051
The Swatch Group AG	1,495	722
UBS AG	52,486	821

		22,705

United Kingdom - 22.6%
ARM Holdings PLC	189,423	2,349
AstraZeneca PLC	108,450	5,154
Aviva PLC	982,720	5,519
BAE Systems PLC	153,270	804
Barclays PLC	1,466,455	5,780
BHP Billiton PLC	72,267	2,272
BP PLC	307,198	2,124

10        International Stock Selection Fund

SSgA

International Stock Selection Fund

Schedule of Investments, continued — November 30, 2012 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $
British American Tobacco PLC	58,970	3,093
Diageo PLC	144,817	4,309
GlaxoSmithKline PLC	295,757	6,323
HSBC Holdings PLC	689,549	7,045
InterContinental Hotels Group PLC	27,994	748
ITV PLC	1,419,034	2,248
Kingfisher PLC	1,103,537	4,915
Legal & General Group PLC	1,395,141	3,257
Marks & Spencer Group PLC	251,564	1,574
Meggitt PLC	201,816	1,259
Rexam PLC	106,537	747
Rio Tinto PLC	20,461	1,014
Royal Dutch Shell PLC (Class A)	212,710	7,124
Smith & Nephew PLC	103,737	1,093
Tate & Lyle PLC	471,922	5,845
Tesco PLC	168,424	877
The Sage Group PLC	186,892	933
Vodafone Group PLC	2,421,213	6,251
William Morrison Supermarkets PLC	386,812	1,666
Xstrata PLC	79,058	1,310

		85,633

Total Common Stocks
(cost $338,444)		375,447

Preferred Stocks - 1.0%
Germany - 1.0%
ProSiebenSat.1 Media AG	22,137	648
Volkswagen AG	14,712	3,185

		3,833

Total Preferred Stocks
(cost $2,950)		3,833

Short-Term Investments - 1.9%
United States - 1.9%
SSgA Prime Money Market Fund	100	—	(d)
State Street Navigator Securities Lending Prime Portfolio (e)	7,250,866	7,251

Total Short-Term Investments
(cost $7,251)		7,251

Total Investments - 102.2%
(identified cost $348,645)		386,531

Other Assets and Liabilities, Net - (2.2)%		(8,478)

Net Assets - 100.0%		378,053

Footnotes:

(a)	All or a portion of the shares of this security are on loan.
(b)	Real Estate Investment Trust (REIT).
(c)	Non-income producing security.
(d)	Less than $500.
(e)	Affiliate; the security is purchased with the cash collateral from the securities loaned.

Abbreviations:

ADR - American Depositary Receipt

GDR - Global Depositary Receipt

Sector Exposure	% of Net Assets	Market Value $
Common Stocks
Consumer Discretionary	9.0	34,272
Consumer Staples	11.6	44,712
Energy	8.3	31,280
Financials	24.3	91,109
Health Care	10.0	37,360
Industrials	12.0	45,793
Information Technology	4.3	16,460
Materials	10.2	38,826
Telecommunication Services	5.4	19,790
Utilities	4.2	15,845
Preferred Stocks	1.0	3,833
Short-Term Investments	1.9	7,251

Total Investments	102.2	386,531
Other Assets and Liabilities, Net	(2.2)	(8,478)

	100.0	378,053

See accompanying notes which are an integral part of the quarterly report.

International Stock Selection Fund        11

SSgA

International Stock Selection Fund

Presentation of Portfolio Holdings — November 30, 2012 (Unaudited)

Amounts in thousands

	Market Value
Categories	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	$30,702	$—	$—	$30,702
Austria	1,757	—	—	1,757
Belgium	4,491	—	—	4,491
Cayman Islands	1,878	—	—	1,878
Denmark	11,912	—	—	11,912
Finland	6,269	—	—	6,269
France	34,612	—	—	34,612
Germany	32,737	—	—	32,737
Hong Kong	8,508	—	—	8,508
Italy	12,583	—	—	12,583
Japan	69,635	—	—	69,635
Jersey	2,053	—	—	2,053
Mauritius	989	—	—	989
Netherlands	10,464	—	—	10,464
Norway	9,909	—	—	9,909
Singapore	11,541	—	—	11,541
Spain	6,027	—	—	6,027
Sweden	11,042	—	—	11,042
Switzerland	22,705	—	—	22,705
United Kingdom	85,633	—	—	85,633
Preferred Stocks	3,833	—	—	3,833
Short-Term Investments	—	7,251	—	7,251

Total Investments	$379,280	$7,251	$—	$386,531

For a description of the levels see note 2 in the Notes to Quarterly Report.

There were no transfers in and out of Levels 1, 2 and 3 during the period ended November 30, 2012.

See accompanying notes which are an integral part of the Quarterly Report.

12        International Stock Selection Fund

SSgA

International Equity Funds

Notes to Quarterly Report — November 30, 2012 (Unaudited)

1. Organization

The SSgA Funds (the “Investment Company”) is a series mutual fund, comprised of 14 investment portfolios that were in operation as of November 30, 2012. This Quarterly Report reports on two funds: the SSgA Emerging Markets Fund and SSgA International Stock Selection Fund, each a “Fund” and collectively referred to as the “Funds,” each of which has distinct investment objectives and strategies. Each Fund is an open-end management investment company, as defined in the Investment Company Act of 1940, as amended (the “1940 Act”). The Investment Company was organized as a Massachusetts business trust on October 3, 1987 and operates under a Second Amended and Restated Master Trust Agreement, dated May 15, 2012 (the “Agreement”). The Agreement permits the Board of Trustees (the “Board”) to issue an unlimited number of full and fractional shares of beneficial interest at $.001 par value.

Select Class shares of the Emerging Markets Fund, which were first offered on November 28, 2005, may not be purchased by individuals directly, but must be purchased through a third party financial institution which is permitted by contract with the Investment Company or State Street Global Markets LLC to offer shares (“Select Intermediaries”). Select Intermediaries are advisors, securities brokers, banks and financial institutions or other industry professionals or organizations that have entered into a shareholder servicing agreement with the State Street Global Markets LLC with respect to investments of its accounts in the Select Class.

2. Significant Accounting Policies

The Funds’ portfolio holdings and other financial information presented in the Quarterly Report are prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which require the use of management estimates and assumptions at the date of the Quarterly Report. Actual results could differ from those estimates. The following is a summary of the significant accounting policies consistently followed by each Fund in the preparation of this Quarterly Report.

Security Valuation

U.S. GAAP defines fair market value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires a separate disclosure of the fair value hierarchy, for each major category of assets and liabilities that segregates fair value measurements into levels (Level 1, 2, and 3). In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

•	Level 1 — Inputs using quoted prices (unadjusted) in active markets or exchanges for identical assets and liabilities.

•

Level 2 — Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are non-active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

•

Level 3 — Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

Notes to Quarterly Report        13

SSgA

International Equity Funds

Notes to Quarterly Report, continued — November 30, 2012 (Unaudited)

The valuation techniques and significant inputs used in determining the fair market values of financial instruments classified as Level 1 and Level 2 of the fair value hierarchy are as follows:

Common stocks, exchange traded funds and derivatives that are traded on a national securities exchange are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

Fixed income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. Treasury obligations, sovereign issues, bank loans, bank notes and non-U.S. bonds are normally valued by pricing service providers that use broker-dealer quotations or valuation estimates from their internal pricing models. The service providers’ internal models use inputs that are observable, such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads and default rates. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Fixed income securities purchased on a delayed-delivery basis are marked-to-market daily until settlement at the forward settlement date and are categorized as Level 2 of the fair value hierarchy.

Mortgage and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by pricing service providers that use broker-dealer quotations or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, estimated cash flows of each tranche, market-based yield spreads for each tranche, current market data and incorporates deal collateral performance, as available. Mortgage and asset-backed securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Investments in privately held investment funds are valued based upon the Net Asset Value (“NAV”) of such investments and are categorized as Level 2 of the fair value hierarchy.

Short-term instruments purchased by the Funds and maturing within 60 days of the time of purchase are valued at “amortized cost” unless the Board determines that amortized cost does not represent fair value. These investments are categorized as Level 2 of the fair value hierarchy.

Financial over-the-counter derivative instruments are instruments such as foreign currency contracts, options contracts, or swap agreements that derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. These contracts are normally valued on the basis of broker-dealer quotations or pricing service providers. Depending on the product and the terms of the transaction, the value of the derivative contracts can be estimated by a pricing service provider using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as issuer details, indices, spreads, interest rates, curves, dividends and exchange rates. Derivatives that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Events or circumstances affecting the values of fund securities that occur between the closing of the principal markets on which they trade and the time the NAV of fund shares is determined may be reflected in the Investment Company’s calculation of NAVs for each applicable fund when the Investment Company deems that the particular event or circumstance would materially affect such fund’s NAV. Funds that invest primarily in frequently traded exchange-listed securities will use fair value pricing in limited circumstances since reliable market quotations will often be readily available. If market quotations are not readily available for a security or if subsequent events suggest that a market quotation is not reliable, the Funds will use the security’s fair value, as determined in accordance with Fair Value Procedures adopted by the Board. Funds that invest in foreign securities are likely to use fair value pricing more often since significant events may occur between the close of foreign markets and the time of pricing which would trigger fair value pricing of the foreign securities.

14        Notes to Quarterly Report

SSgA

International Equity Funds

Notes to Quarterly Report, continued — November 30, 2012 (Unaudited)

Although there are observable inputs assigned on a security level, prices are derived from factors using proprietary models or matrix pricing. For this reason, significant events will cause movement between Levels 1 and 2. Funds that invest in low-rated debt securities are also likely to use fair value pricing more often since the markets in which such securities are traded are generally thinner, more limited and less active than those for higher rated securities. Examples of events that could trigger fair value pricing of one or more securities are: (1) market quotations are not readily available because a portfolio security is not traded in a public market or the principal market in which the security trades is closed; (2) trading in a portfolio security is suspended and not resumed prior to the time as of which the Funds calculate their NAV; (3) where a significant event affecting the value of a portfolio security is determined to have occurred between the time of the market quotation provided for a portfolio security and the time as of which the Funds calculate their NAV; (4) a security’s price has remained unchanged over an extended period of time (often referred to as a “stale price”), or (5) the Funds’ custodian or administrator determines that a market quotation is inaccurate.

Preferred stock and other equities traded on inactive markets or valued by reference to similar instruments are also categorized as Level 2 of the fair value hierarchy.

The NAV of a Fund’s portfolio that includes foreign securities may change on days when shareholders will not be able to purchase or redeem fund shares, since foreign securities can trade on non-business days.

Level 3 Trading Assets and Trading Liabilities, at Fair Value

The valuation techniques and significant inputs used in determining the fair values of financial instruments classified as Level 3 of the fair value hierarchy are as follows:

Securities and other assets for which market quotes are not readily available are valued at fair value as determined in good faith by the Board and are categorized as Level 3 of the fair value hierarchy. Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information or broker quotes).

When fair valuation methods are applied that use significant unobservable inputs to determine a Fund’s NAV, securities will not be priced on the basis of quotes from the primary market in which they are traded, but rather may be priced by another method that the Board or persons action at their direction believe accurately reflects fair value and are categorized as Level 3 of the fair value hierarchy. Fair value pricing may require subjective determinations about the value of a security. While the securities valuation procedures are intended to result in a calculation of a Fund’s NAV that fairly reflects security values as of the time of pricing, the process cannot guarantee that fair values determined by the Board or persons acting at their direction would accurately reflect the price that a Fund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by a Fund may differ from the value that would be realized if the securities were sold.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported market values that presents changes attributable to total realized and unrealized gains or losses, purchases and sales, and transfers in/out of the Level 3 category during the period. In accordance with the requirements of U.S. GAAP, a fair value hierarchy and Level 3 reconciliation, if any, have been included in the Notes to the Schedule of Investments for each respective Fund.

Securities Transactions

Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions, if any, are recorded on the basis of identified cost which is the same basis used for federal income taxes.

Notes to Quarterly Report        15

SSgA

International Equity Funds

Notes to Quarterly Report, continued — November 30, 2012 (Unaudited)

Investment Income

Dividend income is recorded net of applicable withholding taxes on the ex-dividend date, except that certain dividends from foreign securities are recorded as soon thereafter as the Funds are informed of the ex-dividend date or as soon as practicable after the Fund determines the existence of a dividend declaration after exercising reasonable due diligence. Interest income is recorded daily on the accrual basis. Withholding taxes on foreign dividend interest and capital gains have been provided for in accordance with the applicable country’s tax rules and rates.

Federal Income Taxes

As of November 30, 2012, the Funds’ aggregate cost of investments and the comparison of unrealized appreciation and depreciation of investment securities for federal income tax purposes are as follows:

	Emerging Markets Fund	International Stock Selection Fund
Cost of Investments for Tax Purposes	$1,221,572,036	$354,308,401

Gross Tax Unrealized Appreciation	$508,907,924	$48,488,005
Gross Tax Unrealized Depreciation	$(64,338,680)	$(16,265,514)

Net Unrealized Appreciation (Depreciation)	$444,569,244	$32,222,491

Foreign Currency Translations

The books and records of the Funds are maintained in U.S. dollars. Foreign currency amounts and transactions of the Funds are translated into U.S. dollars on the following basis:

(a) Market value of investment securities, other assets and liabilities at the closing rate of exchange on the valuation date.

(b) Purchases and sales of investment securities and income at the closing rate of exchange prevailing on the respective trade dates of such transactions.

Reported net realized gains or losses from foreign currency-related transactions arise from sales and maturities of short-term securities; sales of foreign currencies; currency gains or losses realized between the trade and settlement dates on securities transactions; and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent of the amounts actually received or pain. Net unrealized gains (losses) from foreign currency-related transactions arise from changes in the value of assets and liabilities, other than investments in securities resulting from changes in the exchange rates.

The Funds do not isolate that portion of the results of operations of a Fund that arises as a result of changes in exchange rates from that portion that arises from changes in market prices of investments during the period. Such fluctuations are included with the net realized and unrealized gain or loss from investments. However, for federal income tax purposes the Funds do isolate the effects of changes in foreign exchange rates from the fluctuations arising from changes in market prices for realized gain (loss) on debt obligations.

Derivatives

To the extent permitted by the investment objective, restrictions and policies set forth in each Fund’s Prospectus and Statement of Additional Information, the Funds may invest in various derivative-based transactions. Derivative securities are

16        Notes to Quarterly Report

SSgA

International Equity Funds

Notes to Quarterly Report, continued — November 30, 2012 (Unaudited)

instruments or agreements whose value is derived from an underlying security or index. The Funds’ use of derivatives includes exchange-traded futures. These instruments offer unique characteristics and risks that assist the Funds in meeting their investment objectives.

The Funds typically use derivatives in three ways: cash equitization, hedging, and return enhancement. Cash equitization is a technique that may be used by the Funds through the use of options and futures to earn “market-like” returns with the Funds’ excess and liquidity reserve cash balances. Hedging is used by the Funds to limit or control risks, such as adverse movements in exchange rates and interest rates. Return enhancement can be accomplished through the use of derivatives in the Funds. By purchasing certain instruments, the Funds may more effectively achieve the desired portfolio characteristics that assist in meeting the Funds’ investment objectives. Depending on how the derivatives are structured and utilized, the risks associated with them may vary widely. These risks are generally categorized as market risk, liquidity risk, counterparty risk, interest rate risk and credit risk.

Investments in a derivative instrument could lose more than the principal amount invested. Compared to conventional securities, derivatives can be more sensitive to changes in interest rates or to sudden fluctuations in market prices and thus a Fund’s losses may be greater if it invests in derivatives than if it invests only in conventional securities. The use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in equity or fixed income securities, currencies or other investments. Derivatives are subject to a number of risks such as liquidity risk, market risk, credit risk, default risk, counterparty risk and management risk. They also involve the risk of mispricing or improper valuation and the risk that changes in the value of the derivative may not correlate exactly with the change in the value of the underlying asset, rate or index.

The fair values of the Funds’ derivative instruments categorized by risk exposure for the period ended November 30, 2012 were as follows:

(Amounts in thousands)

Emerging Markets Fund
Derivatives not accounted for as hedging instruments	Foreign Currency Contracts
Location
Statement of Assets and Liabilities — Assets
Daily variation margin on futures contracts*	$944
Unrealized appreciation on foreign currency exchange contracts**	$1,071

Total	$2,015

Location
Statement of Assets and Liabilities — Liabilities
Daily variation margin on futures contracts*	$—
Unrealized depreciation on foreign currency exchange contracts**	$1,344

Total	$1,344

For the period ended November 30, 2012, the Funds’ quarterly holdings of futures contracts were as follows:

	Number of Futures Contracts Outstanding
Quarter Ended	Emerging Markets Fund	International Stock Selection Fund
August 31, 2012	7,135	35
November 30, 2012	7,897	—

Notes to Quarterly Report        17

SSgA

International Equity Funds

Notes to Quarterly Report, continued — November 30, 2012 (Unaudited)

For the period ended November 30, 2012, the Funds’ quarterly holdings of foreign currency exchange contracts were as follows:

Outstanding Contract Amounts Sold
Quarter Ended	Emerging Markets Fund
August 31, 2012	169,734,310
November 30, 2012	256,990,836

Foreign Currency Exchange Contracts

In connection with portfolio purchases and sales of securities denominated in a foreign currency, the Funds may enter into foreign currency exchange spot contracts and forward foreign currency exchange contracts (“contracts”). Additionally, from time to time the Funds may enter into contracts to hedge certain foreign currency-denominated assets. Contracts are recorded at market value. Certain risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and are generally limited to the amount of unrealized gain on the contracts, if any, that are recognized in the accompanying Statements of Assets and Liabilities. Realized gains (losses) arising from such transactions are included in net realized gain (loss) from foreign currency-related transactions.

The Funds may engage in forward currency contracts to hedge against uncertainty in the level of future exchange rates or to effect investment transactions to generate returns consistent with the Funds’ investment objective and strategies. A forward contract involves an obligation to purchase or sell a specific currency. Forward currency contracts are subject to the risk that should forward prices increase, a loss will be incurred to the extent that the price of the currency agreed to be purchased exceeds the price of the currency agreed to be sold. For the period ended November 30, 2012, the following Fund entered into forward foreign currency exchange contracts primarily for the strategy listed below:

Funds	Strategies
Emerging Markets Fund	Hedging duration

Futures Contracts

A futures contract is an agreement to buy or sell a security, or deliver a cash settlement, in connection with an interest rate, an index, currency or other asset. The risk of loss in trading futures contracts in some strategies is potentially unlimited. The entire amount invested in futures contracts could be lost. There also is no assurance that a liquid secondary market will exist for futures contracts and options in which a fund may invest. Participation in the futures markets, as well as the use of various forward contracts, involves investment risks and transaction costs to which the fund would not be subject absent the use of these strategies. If the fund’s predictions of movements in the direction of the securities, fixed income or currencies markets are inaccurate, the adverse consequences to the fund may leave the fund in a worse position than if such strategies were not used.

The Funds are currently utilizing exchange-traded futures contracts. The primary risks associated with the use of futures contracts are an imperfect correlation between the change in market value of the securities held by the Funds and the prices of futures contracts and the possibility of an illiquid market. Upon entering into a futures contract, the Funds are required to deposit with a broker an amount, termed the initial margin, which typically represents 5% of the purchase price indicated in the futures contract. Payments to and from the broker, known as the variation margin, are required to be made on a daily basis as the price of the futures contract fluctuates. Changes in initial settlement value are accounted for as unrealized appreciation (depreciation) until the contracts are terminated, at which time realized gains and losses are recognized. As of November 30, 2012, the Emerging Markets Fund had cash collateral balances held in connection with futures contracts purchased (sold) as follows:

Cash Collateral for Futures
Emerging Markets Fund	$6,183,720

18        Notes to Quarterly Report

SSgA

International Equity Funds

Notes to Quarterly Report, continued — November 30, 2012 (Unaudited)

For the period ended November 30, 2012, the following Funds entered into future contracts primarily for the strategies listed below:

Funds	Strategies
Emerging Markets Fund	Return enhancement, hedging and exposing cash reserves to markets
International Stock Selection Fund	Exposing cash reserves to markets

Index Swaps

The Emerging Markets Fund may enter into index swap agreements in order to efficiently participate in certain foreign markets. Pursuant to these agreements, the Fund pays the swap counterparties based on the notional amount an agreed upon rate (e.g., the 12-month USD LIBOR BBA rate). During the terms of the agreements, changes in the underlying values of the swaps are recorded as unrealized gain (loss) and are based on changes in the value of the underlying index or security. The underlying index or security is valued at the published daily closing price. Accrued interest expense to be paid to the swap counterparties or accrued interest income to be paid to the Fund, at the agreed upon dates, are recognized as unrealized gain (loss). Amounts paid to and received from the swap counterparties representing capital appreciation (depreciation) on the underlying securities and accrued interest expense and interest income are recorded as net realized gain (loss). The Fund is exposed to credit and counterparty risk in the event of non-performance by the swap counterparties. The Fund minimizes this risk by entering into agreements only with counterparties that the Funds’ investment advisor deems creditworthy. This risk is also mitigated by investing the portfolio in assets generating cash flows complimentary to the returns it is required to pay. The Fund segregates certain short-term investments (identified in the accompanying Schedule of Investments) as collateral for the notional amount under the index swap agreements. As of November 30, 2012, the Emerging Markets Fund held no swap contracts and therefore held no cash collateral in connection with swap contracts purchased (sold).

Participation Notes

The Emerging Markets Fund may purchase participation notes, also known as participation certificates or participation interest notes. Participation notes are issued by banks or broker-dealers that are designed to replicate the performance of foreign companies or foreign securities markets and can be used by the Fund as an alternative means to access the securities market of a frontier emerging market country. The performance results of participation notes will not replicate exactly the performance of the foreign companies or foreign securities markets that they seek to replicate due to transaction and other expenses. Investments in participation notes involve certain risks in addition to those associated with a direct investment in the underlying foreign companies or foreign securities markets whose return they seek to replicate. There can be no assurance that there will be a trading market or that the trading price of a participation note will equal the underlying value of the foreign company or foreign securities market that it seeks to replicate. The Fund relies on the creditworthiness of the counterparty issuing the participation note and has no rights against the issuer of the underlying security. The Fund minimizes this risk by entering into agreements only with counterparties that the Funds’ investment advisor deems creditworthy. Due to liquidity and transfer restrictions, the secondary markets on which the participation notes are traded may be less liquid than the markets for other securities, or may be completely illiquid.

Investment in Foreign Securities

The investments by the Funds in foreign securities may involve risks not present in domestic investments. Since securities may be denominated in foreign currencies and may require settlement in foreign currencies and pay interest or dividends in foreign currencies, changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of the Funds. Foreign investments may also subject the Funds to foreign government exchange restrictions, expropriation, taxation or other political, social or economic developments, all of which could affect the market and/or credit risk of the investments. In addition to the risks described above, risks may arise from forward foreign currency contracts with respect to the potential inability of counterparties to meet the terms of their contracts.

Notes to Quarterly Report        19

SSgA

International Equity Funds

Notes to Quarterly Report, continued — November 30, 2012 (Unaudited)

Investment in Emerging Markets

Investing in emerging markets may involve special risks and considerations not typically associated with investing in developed markets. These risks include revaluation of currencies, high rates of inflation, repatriation, restrictions on income and capital, and future adverse political and economic developments. Moreover, securities issued in these markets may be less liquid, subject to government ownership controls, delayed settlements, and their prices may be more volatile than those of comparable securities in the U.S.

Guarantees

In the normal course of business, the Funds enter into contracts that contain a variety of representations which provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds expect the risk of loss to be remote.

3. Investment Transactions

Securities Lending

The Investment Company participates in a securities lending program whereby each Fund can loan securities with a value up to 331/3% of its total assets. Each Fund receives cash (U.S. currency), U.S. Government, U.S. Government agency obligations or foreign government securities as collateral against the loaned securities. To the extent that a loan is secured by cash collateral, such collateral must be invested by State Street Bank and Trust Company, as the lending agent, in short-term instruments, money market mutual funds, and such other short-term investments, provided the investments meet certain quality and diversification requirements. Under the securities lending arrangement, the collateral received is recorded on a lending Fund’s statement of assets and liabilities along with the related obligation to return the collateral. At year end, all such cash collateral was invested in the State Street Navigator Securities Prime Lending Portfolio, a money market fund affiliated with the Funds’ investment advisor.

Income generated from the investment of cash collateral, less negotiated rebate fees paid to participating brokers and transaction costs, is divided between the Fund and the lending agent and is recorded as securities lending income for the Funds. To the extent that a loan is secured by non-cash collateral, brokers pay the Fund negotiated lenders’ fees, which are divided between the Fund and the lending agent and are recorded as security lending income for the Fund. All collateral received will be in an amount at least equal to 102% (for loans of U.S. securities) or 105% (for non-U.S. securities) of the market value of the loaned securities at the inception of each loan. The market value of the loaned securities is determined at the close of business of the Funds, and any additional required collateral is delivered to the Funds the next day. Should the borrower of the securities fail financially, there is a risk of delay in recovery or loss of rights in the securities loaned or loss of rights in the collateral. Consequently, loans are made only to borrowers which are deemed to be of good financial standing.

As of November 30, 2012, the non-cash collateral received for the securities on loan was as follows:

	Non-Cash Collateral Value	Non-Cash Collateral Holding
Emerging Markets Fund	$9,338,279	Pool of US Government Bonds

The Funds cannot repledge or sell non-cash collateral balances.

20        Notes to Quarterly Report

SSgA

International Equity Funds

Notes to Quarterly Report, continued — November 30, 2012 (Unaudited)

4. Related Party Transactions

The Funds are permitted to invest their cash reserves (i.e., monies awaiting investment in portfolio securities suitable for the Funds’ objectives) in the SSgA Prime Money Market Fund (“Central Fund”) (a series of the Investment Company not presented herein). Shares of the Central Fund sold to and redeemed from any participating fund will not be subject to a redemption fee, distribution fee or service fee. If Central Fund shares sold to or redeemed from a participating fund are subject to any such distribution or service fee, the Advisor will waive its advisory fee for each participating fund in an amount that offsets the amount of such distribution and/or service fees incurred by the participating fund. Effective September 1, 2006, the Advisor has voluntarily agreed to waive a portion of any participating Fund’s advisory fee equal to the advisory fee paid by that participating Fund to the Central Fund. As of November 30, 2012, $4,297,039 of the Central Fund’s net assets represents investments by these Funds, and $15,151,061 represents the investments of other Investment Company Funds not presented herein.

5. Restricted Securities

Restricted securities are subject to contractual limitations on resale, are often issued in private placement transactions, and are not registered under the Securities Act of 1933 (the “Act”). The most common types of restricted securities are those sold under Rule 144A of the Act and commercial paper sold under Section 4(2) of the Act.

A Fund may invest a portion of its net assets not to exceed 5% in securities that are illiquid. Illiquid securities are securities that may not be readily marketable, and that cannot be sold within seven days in the ordinary course of business at the approximate amount at which the Fund has valued the securities. Restricted securities are generally considered to be illiquid.

For the period ended November 30, 2012, there were no restricted securities held by a Fund that were illiquid.

Illiquid securities and restricted securities may be priced by the Funds using the Fair Value Procedures approved by the Board.

6. Market, Credit and Counterparty Risk

In the normal course of business, the Funds invest in securities and enter into transactions where risks exist due to fluctuations in the market (market risk) or failure of the other party to a transaction to perform (counterparty risk). The value of securities held by the Funds may decline in response to certain events, including those directly involving the companies whose securities are owned by each Fund; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency and interest rate and price fluctuations. Similar to credit risk, the Funds may be exposed to counterparty risk, or the risk that an entity with which the Funds have unsettled or open transactions may default. Financial assets, which potentially expose a Fund’s credit and counterparty risks, consist principally of investments and cash due from counterparties. The extent of the Funds’ exposure to credit and counterparty risks in respect to these financial assets approximates their value as recorded in the Fund’s Schedules of Investments.

Notes to Quarterly Report        21

SSgA

International Equity Funds

Shareholder Requests for Additional Information — November 30, 2012 (Unaudited)

The Funds have adopted the proxy voting policies of the Advisor. A description of the policies and procedures that the Funds have adopted to determine how to vote proxies relating to portfolio securities are contained in the Funds’ Statement of Additional Information, which is available (i) without charge, upon request, by calling the Funds at (800) 647-7327, (ii) on the Funds’ website at www.ssgafunds.com, (iii) on the Securities and Exchange Commission’s website at www.sec.gov, or (iv) at the Securities and Exchange Commission’s public reference room.

The Funds will file their complete schedules of investments with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. For the second and fourth quarters, the complete schedules of investments are available in the Funds’ semi-annual and annual financial statements. The Funds’ Form N-Q is available (i) without charge, upon request, by calling the Funds at (800) 647-7327, (ii) on the Funds’ website at www.ssgafunds.com, (iii) on the Securities and Exchange Commission’s website at www.sec.gov, or (iv) at the Securities and Exchange Commission’s public reference room.

22        Shareholder Requests for Additional Information

Item 2.	Controls and Procedures.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Company Act”) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b)	The registrant’s principal executive officer and principal financial officer are aware of no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

The certifications required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)) are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SSgA Funds

By:	/s/ Ellen M. Needham
Ellen M. Needham
President and
Principal Executive Officer

Date:	January 22, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Ellen M. Needham
Ellen M. Needham
President and
Principal Executive Officer

Date:	January 22, 2013

By:	/s/ Laura F. Dell
Laura F. Dell
Treasurer and
Principal Financial Officer

Date:	January 22, 2013